                                                               File No. 33-62284
                                                                        811-1979

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                / X /
      Pre-Effective Amendment No.                                      /   /


   Post-Effective Amendment No. 22                                     / X /


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        / X /
      Amendment No.                                                    /   /
                           (Exact Name of Registrant)
                        OHIO NATIONAL VARIABLE ACCOUNT B

                               (Name of Depositor)
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
              (Address of Depositor's Principal Executive Offices)
                                One Financial Way
                             Montgomery, Ohio 45242
                         (Depositor's Telephone Number)
                                 (513) 794-6100

                     (Name and Address of Agent for Service)
      Ronald L. Benedict, Corporate Vice President, Counsel and Secretary
                    The Ohio National Life Insurance Company
                                  P.O. Box 237
                             Cincinnati, Ohio 45201

                                   Notice to:
                           W. Randolph Thompson, Esq.
                                   Of Counsel
                             Jones & Blouch L.L.P.
                                 Suite 410 East
                       1025 Thomas Jefferson Street, N.W.
                             Washington, D.C. 20007

Approximate Date of Proposed Public Offering: As soon after the effective date of this amendment as is practicable.


It is proposed that this filing will become effective (check appropriate space):

              immediately upon filing pursuant to paragraph (b)
      ---


       X      on May 1, 2003 pursuant to paragraph (b)
      ---


              60 days after filing pursuant to paragraph (a)(i)
      ---

              on (date) pursuant to paragraph (a)(i) of Rule 485.
      ---

If appropriate, check the following box:

      --- this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        OHIO NATIONAL VARIABLE ACCOUNT B


N-4 Item               Caption in Prospectus
--------               ---------------------
   1                   Cover Page

   2                   Glossary of Special Terms

   3                   Not applicable

   4                   Accumulation Unit Values

   5                   The Ohio National Companies

   6                   Deductions and Expenses

   7                   Description of Variable Annuity Contracts

   8                   Annuity Period

   9                   Death Benefit

   10                  Accumulation Period

   11                  Surrender and Partial Withdrawal

   12                  Federal Tax Status

   13                  Not applicable

   14                  Table of Contents

                       Caption in Statement of Additional
                       Information

   15                  Cover Page

   16                  Table of Contents

   17                  Not applicable

   18                  Custodian
                       Independent Certified Public Accountants

   19                  See Prospectus (Distribution of Variable Annuity Contracts)

   20                  Underwriter

   21                  Calculation of Money Market Yield
                       Total Return

   22                  See Prospectus (Annuity Period)

   23                  Financial Statements

                       Caption in Part C
                       -----------------

   24                  Financial Statements and Exhibits

   25                  Directors and Officers of the Depositor

   26                  Persons Controlled by or Under Common Control with the
                       Depositor or Registrant

   27                  Number of Contractowners

   28                  Indemnification

   29                  Principal Underwriter

   30                  Location of Accounts and Records

   31                  Not applicable

   32                  Undertakings and Representations

                                     PART A


                                   PROSPECTUS

                                   PROSPECTUS

                            SINGLE PURCHASE PAYMENT
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                    OHIO NATIONAL VARIABLE ACCOUNTS A AND B
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                               One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (800) 366-6654

This prospectus offers variable annuity contracts allowing you to accumulate values and paying you benefits on a variable and/or fixed basis.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the Funds you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.

The variable annuity contracts are designed for:

- annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

- other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

- individual retirement annuities qualifying for tax-deferred treatment under
  Section 408 or 408A of the Code,

- state and municipal deferred compensation plans and

- non-tax-qualified plans.

The minimum purchase payment is $10,000. We may limit your purchase payment to $1,500,000.


You may direct the allocation of your purchase payment to one or more (but not more than 10 variable) subaccounts of Ohio National Variable Account A ("VAA") for tax-qualified contracts or Ohio National Variable Account B ("VAB") for non-tax-qualified contracts. VAA and VAB are separate accounts of The Ohio National Life Insurance Company. The assets of VAA and VAB are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., Calvert Variable Series Fund, Inc., The Dow Target Variable Fund LLC, Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Fund, Goldman Sachs Variable Insurance Trust, Janus Aspen Series, J.P. Morgan Series Trust II, Lazard Retirement Series, Inc., MFS Variable Insurance Trust, PBHG Insurance Series Fund, Inc., PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Royce Capital Fund, Strong Variable Insurance Funds, Inc., UBS Series Trust and Van Kampen Universal Institutional Funds. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about other funds that are not available for these contracts.


You may withdraw all or part of the contract's value before annuity payments begin. You might incur federal income tax penalties for those early withdrawals. We may charge you a surrender charge up to 6% of the amount withdrawn. You may withdraw up to 10% of the contract value each year without this charge. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

You may revoke the contract without penalty, within 20 days of receiving it (or a longer period if required by state law).


KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAA, VAB AND THE VARIABLE ANNUITY CONTRACTS THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAA AND VAB HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2003. WE HAVE INCORPORATED THE STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE. IT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING US AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON THE BACK PAGE OF THIS PROSPECTUS.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FORM V-4822                       MAY 1, 2003

                               TABLE OF CONTENTS


Available Funds..........................      2
Fee Table................................      4
Accumulation Unit Values.................      5
  Financial Statements...................     11
Ohio National............................     11
  Ohio National Life.....................     11
  Ohio National Variable Accounts A and
     B...................................     12
  The Funds..............................     12
  Mixed and Shared Funding...............     12
  Voting Rights..........................     13
Distribution of Variable Annuity
  Contracts..............................     13
Deductions and Expenses..................     13
  Surrender Charge.......................     13
  Deduction for Administrative
     Expenses............................     14
  Deduction for Risk Undertakings........     14
  Transfer Fee...........................     14
  Deduction for State Premium Tax........     15
  Fund Expenses..........................     15
Description of Variable Annuity
  Contracts..............................     15
  Free Look..............................     15
Accumulation Period......................     15
  Purchase Payment.......................     15
  Accumulation Units.....................     15
  Crediting Accumulation Units...........     15
  Allocation of Purchase Payment.........     15
  Accumulation Unit Value and Contract
     Value...............................     16
  Net Investment Factor..................     16
  Surrender and Withdrawal...............     16
  Transfers among Subaccounts............     17
  Scheduled Transfers (Dollar Cost
     Averaging)..........................     17
  Electronic Access......................     17
  Death Benefit..........................     18
  Guaranteed Account.....................     18
  Ohio National Life Employee Discount...     19
Annuity Period...........................     19
  Annuity Payout Date....................     19
  Annuity Options........................     19
  Determination of Amount of the First
     Variable Annuity Payment............     20
  Annuity Units and Variable Payments....     20
  Transfers during Annuity Payout........     20
Other Contract Provisions................     21
  Assignment.............................     21
  Reports and Confirmations..............     21
  Substitution for Fund Shares...........     21
  Contract Owner Inquiries...............     21
  Performance Data.......................     21
Federal Tax Status.......................     22
  Tax-Deferred Annuities.................     23
  Qualified Pension or Profit-Sharing
     Plans...............................     24
  Withholding on Distribution............     24
  Individual Retirement Annuities
     (IRAs)..............................     24
IRA Disclosure Statement.................     25
  Free Look Period.......................     25
  Eligibility Requirements...............     25
  Contributions and Deductions...........     25
  IRA for Non-working Spouse.............     26
  Rollover Contribution..................     27
  Premature Distributions................     27
  Distribution at Retirement.............     27
  Inadequate Distributions -- 50% Tax....     28
  Death Benefits.........................     28
  Roth IRAs..............................     28
  Savings Incentive Match Plan for
     Employees (SIMPLE)..................     29
  Reporting to the IRS...................     29
Illustration of IRA Fixed
  Accumulations..........................     29
Statement of Additional Information
  Contents...............................     30



                                AVAILABLE FUNDS



The investment adviser for Ohio National Fund, Inc. and Dow Target Variable Fund LLC is their affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.





OHIO NATIONAL FUND, INC.                                  ADVISER (SUBADVISER)
Equity Portfolio                                          (Legg Mason Funds Management)
Money Market Portfolio                                    Ohio National Investments, Inc.
Bond Portfolio                                            Ohio National Investments, Inc.
Omni Portfolio (an asset allocation fund)                 (Suffolk Capital Management, LLC)
International Portfolio                                   (Federated Global Investment Management
International Small Company Portfolio                     Corp.)
Capital Appreciation Portfolio                            (Federated Global Investment Management
Discovery (formerly called Small Cap) Portfolio           Corp.)
Aggressive Growth Portfolio                               (Jennison Associates LLC)
Small Cap Growth (formerly called Core Growth) Portfolio  (Founders Asset Management LLC)
Mid Cap Opportunity (formerly Growth & Income) Portfolio  (Janus Capital Management LLC)
Capital Growth Portfolio                                  (UBS Global Asset Management (New York),
S&P 500 Index(R) Portfolio                                Inc.)
High Income Bond Portfolio                                (RS Investment Management, L.P. )
Blue Chip Portfolio                                       (RS Investment Management, L.P.)
Nasdaq-100(R) Index Portfolio                             Ohio National Investments, Inc.
Bristol Portfolio (large cap stocks)                      (Federated Investment Counseling)
Bryton Growth Portfolio (small/mid cap stocks)            (Federated Investment Counseling)
                                                          Ohio National Investments, Inc.
                                                          (Suffolk Capital Management, LLC)
                                                          (Suffolk Capital Management, LLC)


FORM V-4822


CALVERT VARIABLE SERIES, INC.
Social Equity Portfolio                                   (Atlanta Capital Management Company,
                                                          L.L.C.)
THE DOW(SM) TARGET VARIABLE FUND LLC
The Dow Target 10 Portfolios                              (First Trust Advisors, L.P.)
The Dow Target 5 Portfolios                               (First Trust Advisors, L.P.)
DREYFUS VARIABLE INVESTMENT FUND (SERVICE SHARES)
Appreciation Portfolio                                    (Fayez Sarofim & Co.)
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (SERVICE
  CLASS 2)
VIP Contrafund(R) Portfolio (a value fund)                Fidelity Management & Research Company
VIP Mid Cap Portfolio                                     Fidelity Management & Research Company
VIP Growth Portfolio                                      Fidelity Management & Research Company
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Growth and Income Fund                      Goldman Sachs Asset Management, L.P.
Goldman Sachs CORE(SM) U.S. Equity Fund                   Goldman Sachs Asset Management, L.P.
Goldman Sachs Capital Growth Fund                         Goldman Sachs Asset Management, L.P.
JANUS ASPEN SERIES (SERVICE SHARES)
Growth Portfolio                                          Janus Capital Management LLC
International Growth Portfolio                            Janus Capital Management LLC
Worldwide Growth Portfolio                                Janus Capital Management LLC
Balanced Portfolio                                        Janus Capital Management LLC
J.P. MORGAN SERIES TRUST II
JPMorgan Mid Cap Value Portfolio                          Robert Fleming, Inc.
JPMorgan Small Company Portfolio                          J.P. Morgan Investment Management Inc.
LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Small Cap Portfolio                     Lazard Asset Management LLC
Lazard Retirement Emerging Markets Portfolio              Lazard Asset Management LLC
MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)
MFS Investors Growth Stock Series                         Massachusetts Financial Services Company
MFS Mid Cap Growth Series                                 Massachusetts Financial Services Company
MFS New Discovery Series                                  Massachusetts Financial Services Company
MFS Total Return Series                                   Massachusetts Financial Services Company
PBHG INSURANCE SERIES FUND
PBHG Technology & Communications Portfolio                Pilgrim Baxter & Associates, Ltd.
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE SHARES)
Real Return Portfolio                                     Pacific Investment Management Company LLC
Total Return Portfolio                                    Pacific Investment Management Company LLC
Global Bond Portfolio                                     Pacific Investment Management Company LLC
PRUDENTIAL SERIES FUND, INC.
Jennison Portfolio (a growth stock fund)                  Jennison Associates LLC
Jennison 20/20 Focus Portfolio (a value and growth fund)  Jennison Associates LLC
ROYCE CAPITAL FUND
Royce Small-Cap Portfolio                                 Royce & Associates, LLC
Royce Micro-Cap Portfolio                                 Royce & Associates, LLC
STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II                             Strong Capital Management, Inc.
Strong Opportunity Fund II (a mid cap/small cap fund)     Strong Capital Management, Inc.
UBS SERIES TRUST
Tactical Allocation Portfolio                             UBS Global Asset Management (US), Inc.
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS (CLASS II)
Core Plus Fixed Income Portfolio                          Van Kampen*
U.S. Real Estate Portfolio                                Van Kampen*



* Morgan Stanley Investment Management Inc., the investment adviser to these portfolios, does business in certain instances as Van Kampen.


FORM V-4822

                                   FEE TABLE


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES YOU WILL PAY WHEN YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS (FUNDS). STATE PREMIUM TAXES MAY ALSO BE DEDUCTED IF APPLICABLE.



            CONTRACT OWNER TRANSACTION EXPENSES                   YEARS        CHARGE
            -----------------------------------               -------------    ------
Deferred Sales Load (this "surrender charge" is a percentage
of value withdrawn)                                                1st            6%
                                                                   2nd            5%
                                                                   3rd            4%
                                                                   4th            3%
                                                                   5th            2%
                                                                   6th            1%
                                                              7th and later       0%
Exchange ("transfer") Fee (currently no charge for the first
  4 transfers each contract year)                                                $3



THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES YOU WILL PAY PERIODICALLY WHILE YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.



Separate Account Annual Expenses (as a percentage of average account value or death benefit amount)



Mortality and Expense Risk Fees                                   0.65%
Account Expenses                                                  0.25%
                                                              -------------
Total Separate Account Annual Expenses (without optional
  added benefits)                                                 0.90%



THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES INCURRED BY THE FUNDS DURING THE TIME YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.





                                                              MINIMUM    MAXIMUM
                                                              -------    -------
Total Annual Fund Operating Expenses (expenses deducted from
  Fund assets, including management fees, distribution
  (12b-1) fees and other Fund operating expenses)             0.45%        3.92%



EXAMPLE



THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES FOR THE MOST EXPENSIVE AVAILABLE FUND.



THE EXAMPLE ASSUMES YOU INVEST $10,000 IN THE CONTRACT FOR THE PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE MAXIMUM FEES AND EXPENSES OF THE MOST EXPENSIVE AVAILABLE FUND. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:



(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE PERIOD:



1 YEAR                 3 YEARS   5 YEARS   10 YEARS
------                 -------   -------   --------
$1,024                 $1,812    $2,603     $4,864



(2) IF YOU ANNUITIZE AT THE END OF THE APPLICABLE PERIOD, OR IF YOU DO NOT SURRENDER YOUR CONTRACT:



1 YEAR                 3 YEARS   5 YEARS   10 YEARS
------                 -------   -------   --------
$482                   $1,450    $2,421     $4,864


FORM V-4822

                            ACCUMULATION UNIT VALUES

This series of variable annuity contracts began on October 7, 1993. Since then, the following changes have been made to available Funds:

May 1, 1994                    Ohio National Fund Capital Appreciation and
                               Discovery portfolios were added

March 31, 1995                 Ohio National Fund International Small Company
                               and Aggressive Growth portfolios were added

January 3, 1997                Ohio National Fund S&P 500 Index, Core Growth,
                               Growth & Income and Social Awareness portfolios were added


November 1, 1999               Ohio National Fund Capital Growth, High Income
                               Bond, Equity Income and Blue Chip portfolios, the
                               Dow Target Variable Funds, the Goldman Sachs
                               Variable Insurance Trust funds, the Janus Aspen
                               (Institutional Shares) portfolios, the Lazard
                               Retirement Series portfolios, the Strong Variable
                               Insurance Funds and the Van Kampen (formerly
                               Morgan Stanley) Universal Institutional Funds
                               (Class I) U.S. Real Estate portfolio were added



May 1, 2000                    Ohio National Fund Nasdaq-100 Index portfolio,
                               Janus Aspen Series Service Shares portfolios,
                               PBHG Technology & Communications portfolio and
                               Fidelity Variable Insurance Products (Fidelity) portfolios were added; Janus Aspen Series
                               Institutional Shares portfolios were no longer available in new contracts


May 1, 2001                    Strong Multi Cap Value Fund II (formerly called
                               Strong Schafer Value Fund II) was no longer available in new contracts

November 1, 2001               J.P. Morgan Series Trust portfolios and MFS
                               Variable Insurance Trust funds were added

May 1, 2002                    Ohio National Fund Bristol and Bryton Growth
                               portfolios were added

August 1, 2002                 PIMCO Variable Insurance Trust portfolios were
                               added


May 1, 2003                    Calvert Variable Series, Inc. Social Equity
                               portfolio replaced Ohio National Fund Social
                               Awareness portfolio through merger. Dreyfus
                               Variable Investment Fund, Janus Aspen Series
                               International Growth portfolio, The Prudential
                               Series Fund, Inc., Royce Capital Fund and UBS
                               Series Trust added. Van Kampen Universal
                               Institutional Funds (Class I) U.S. Real Estate portfolio discontinued for new contracts, Van
                               Kampen Universal Institutional Funds (Class II) added for new contracts, and The Dow Target
                               Variable Fund LLC Quarterly portfolios replaced monthly portfolios through mergers.


FORM V-4822

OHIO NATIONAL FUND, INC.:


                                         YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                         DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                         -----------   -----------------   -------------   -----------   -----------
Equity                                      1993            $10.00            $10.24          25,900        20,283
                                            1994             10.24             10.17         120,867       115,993
                                            1995             10.17             12.82         301,147       239,825
                                            1996             12.82             15.04         534,028       405,466
                                            1997             15.04             17.62         709,738       488,396
                                            1998             17.62             18.46         755,665       509,665
                                            1999             18.46             21.93         669,138       480,965
                                            2000             21.93             20.29         637,164       435,099
                                            2001             20.29             18.41         605,052       420,320
                                            2002             18.41             14.83         519,281       336,899


Money Market                                1993             10.00             10.05           5,554         1,204
                                            1994             10.05             10.35          95,638        56,892
                                            1995             10.35             10.84         136,205        34,285
                                            1996             10.84             11.30         149,846        74,056
                                            1997             11.30             11.80         179,630        72,534
                                            1998             11.80             12.32         298,676       163,872
                                            1999             12.32             12.83         203,404       109,471
                                            2000             12.83             13.52          99,266        69,764
                                            2001             13.52             13.91         135,493       119,581
                                            2002             13.91             13.97         130,479       105,701


Bond                                        1993             10.00              9.91             378        19,364
                                            1994              9.91              9.45          10,472        75,521
                                            1995              9.45             11.13          64,973        97,129
                                            1996             11.13             11.44          82,917       101,403
                                            1997             11.44             12.39          95,905        98,784
                                            1998             12.39             12.92         163,496       133,933
                                            1999             12.92             12.88         152,433       110,307
                                            2000             12.88             13.51         107,769        77,325
                                            2001             13.51             14.52         129,082        76,526
                                            2002             14.52             15.63         107,791        94,133


Omni                                        1993             10.00             10.14          42,348        44,348
                                            1994             10.14             10.00         150,263       109,853
                                            1995             10.00             12.17         244,025       194,243
                                            1996             12.17             13.93         511,033       342,379
                                            1997             13.93             16.31         699,223       513,134
                                            1998             16.31             16.90         811,017       558,183
                                            1999             16.90             18.65         659,687       467,855
                                            2000             18.65             15.74         492,010       367,136
                                            2001             15.74             13.56         379,923       262,133
                                            2002             13.56             10.38         270,802       193,979


FORM V-4822

                                         YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                         DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                         -----------   -----------------   -------------   -----------   -----------

International                               1993            $10.00            $10.83          34,538        15,210
                                            1994             10.83             11.60         204,939       234,799
                                            1995             11.60             12.89         384,682       330,279
                                            1996             12.89             14.63         678,397       674,403
                                            1997             14.63             14.80         876,940       770,712
                                            1998             14.80             15.24         690,872       673,379
                                            1999             15.24             25.29         457,106       462,283
                                            2000             25.29             19.50         405,646       430,991
                                            2001             19.50             13.61         336,597       359,879
                                            2002             13.61             10.70         257,163       256,818

International Small Company                 1995             10.00             10.82          47,134        21,621
                                            1996             10.82             12.02         132,292       178,856
                                            1997             12.02             13.30         180,385       216,928
                                            1998             13.30             13.64         144,093       212,244
                                            1999             13.64             28.20         120,355       140,283
                                            2000             28.20             19.49         108,743       133,455
                                            2001             19.49             13.66          95,273       121,151
                                            2002             13.66             11.50          74,427       101,302

Capital Appreciation                        1994             10.00             10.39          52,732        34,382
                                            1995             10.39             12.63         211,756       136,612
                                            1996             12.63             14.48         383,878       243,883
                                            1997             14.48             16.54         454,490       333,645
                                            1998             16.54             17.36         464,528       358,863
                                            1999             17.36             18.31         386,713       304,647
                                            2000             18.31             23.87         281,873       212,034
                                            2001             23.87             25.95         269,879       214,554
                                            2002             25.95             20.54         231,188       192,817

Discovery                                   1994             10.00             12.05          76,033        39,627
                                            1995             12.05             15.89         198,048       123,612
                                            1996             15.89             18.54         337,460       204,017
                                            1997             18.54             19.93         377,837       238,023
                                            1998             19.93             21.84         369,788       233,680
                                            1999             21.84             44.68         343,325       220,471
                                            2000             44.68             39.32         312,326       211,332
                                            2001             39.32             31.81         271,408       180,341
                                            2002             31.81             21.21         229,639       147,878

Aggressive Growth                           1995             10.00             12.61          41,681        39,115
                                            1996             12.61             12.59         118,818        80,875
                                            1997             12.59             14.04         139,155       110,592
                                            1998             14.04             15.01         138,327       111,021
                                            1999             15.01             15.73          98,740       108,828
                                            2000             15.73             11.33          90,624       101,820
                                            2001             11.33              7.66          80,930        86,473
                                            2002              7.66              5.47          69,054        70,450


FORM V-4822

                                         YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                         DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                         -----------   -----------------   -------------   -----------   -----------


Small Cap Growth                            1997            $10.00            $ 9.61         133,806        77,677
                                            1998              9.61             10.36          98,154        68,986
                                            1999             10.36             21.04         110,748        79,742
                                            2000             21.04             17.34         119,766        80,072
                                            2001             17.34             10.39          91,360        66,185
                                            2002             10.39              7.30          84,761        51,775


Mid Cap Opportunity                         1997             10.00             13.54         150,510       142,565
                                            1998             13.54             14.37         314,342       223,832
                                            1999             14.37             23.10         408,286       283,664
                                            2000             23.10             21.00         392,942       287,494
                                            2001             21.00             18.11         363,743       256,915
                                            2002             18.11             13.35         300,119       213,781


S&P 500 Index                               1997             10.00             13.06         156,778       116,679
                                            1998             13.06             16.82         486,237       297,409
                                            1999             16.82             20.95         682,513       508,584
                                            2000             20.95             18.76         643,310       444,223
                                            2001             18.76             16.11         568,161       376,373
                                            2002             16.11             12.35         454,870       286,685


Capital Growth                              1999             10.00             14.20         $11,597       $ 3,806
                                            2000             14.20             10.41          54,538        21,462
                                            2001             10.41              8.81          53,979        17,041
                                            2002              8.81              5.06          46,297        16,769


High Income Bond                            2000             10.00              9.47           5,564         1,598
                                            2001              9.47              9.79           1,024         5,544
                                            2002              9.79             10.08           1,748         9,715


Blue Chip                                   2000             10.00             10.38             581         1,283
                                            2001             10.38              9.85           6,350           531
                                            2002              9.85              7.87           2,729         3,847


Nasdaq-100 Index                            2000             10.00              6.05          41,735        19,362
                                            2001              6.05              4.04          67,348        21,247
                                            2002              4.04              2.51          74,774        23,289


Bristol                                     2002             10.00              7.85           4,625         3,038


Bryton Growth                               2002             10.00              6.84           7,090         3,641


FORM V-4822

                                         YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                         DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                         -----------   -----------------   -------------   -----------   -----------

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Growth & Income               1999            $10.00            $10.51               0           437
                                            2000             10.51              9.92           1,461         1,195
                                            2001              9.92              8.92             916         1,902
                                            2002              8.92              7.84           1,512         1,629


Goldman Sachs CORE U.S. Equity              1999             10.00             10.93           1,589         6,222
                                            2000             10.93              9.79           2,471         3,025
                                            2001              9.79              8.54           3,786         3,278
                                            2002              8.54              6.61           2,145         3,330


Goldman Sachs Capital Growth                2000             10.00             10.20           2,166           632
                                            2001             10.20              8.65           7,509           632
                                            2002              8.65              8.30           5,440           568

JANUS ASPEN SERIES INSTITUTIONAL SHARES:
Growth                                      1999             10.00             11.66          44,858        27,443
                                            2000             11.66              9.88         174,803       128,603
                                            2001              9.88              7.37         149,573        92,363
                                            2002              7.37              5.36         112,249        59,325


Worldwide Growth                            1999             10.00             13.23          19,886        28,058
                                            2000             13.23             11.06         145,826       115,518
                                            2001             11.06              8.50         134,429        89,086
                                            2002              8.50              6.28          84,760        68,354


Balanced                                    1999             10.00             11.03          48,823         4,391
                                            2000             11.03             10.68         198,240        63,980
                                            2001             10.68             10.09         197,509        87,320
                                            2002             10.09              9.36         198,509        69,027

JANUS ASPEN SERIES SERVICE SHARES:
Growth                                      2000             10.00              8.10          36,713        11,968
                                            2001              8.10              6.03          67,858        17,149
                                            2002              6.03              4.38          42,173        15,087


Worldwide Growth                            2000             10.00              8.01          30,617        11,512
                                            2001              8.01              6.14          48,371        13,618
                                            2002              6.14              4.52          35,573        12,865


Balanced                                    2000             10.00              9.75          34,442        10,722
                                            2001              9.75              9.19          76,989        18,067
                                            2002              9.19              8.50          68,185        25,273


FORM V-4822

                                         YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                         DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                         -----------   -----------------   -------------   -----------   -----------

J.P. MORGAN SERIES TRUST II:
JP Morgan Small Company                     2002            $10.00            $ 8.87             626         1,016


JP Morgan Mid Cap Value                     2002             10.00             10.96           2,940         2,486

LAZARD RETIREMENT SERIES, INC.:
Lazard Retirement Small Cap                 1999             10.00             10.54             299             0
                                            2000             10.54             12.65           1,113         2,010
                                            2001             12.65             14.87          20,065        15,301
                                            2002             14.87             12.13          30,599        18,820


Lazard Retirement Emerging Markets          1999             10.00             12.52               0           157
                                            2000             12.52              8.92           1,167         1,575
                                            2001              8.92              8.39           1,047         1,418
                                            2002              8.39              8.19          10,946         3,752

PBHG INSURANCE SERIES FUND:
Technology & Communications                 2000             10.00              5.35          18,409        26,798
                                            2001              5.35              2.53          20,410        30,905
                                            2002              2.53              1.15          16,948        22,953

PIMCO VARIABLE INSURANCE TRUST:
Real Return                                 2002             10.00             10.68           6,412         5,849


Total Return                                2002             10.00             10.44          10,820           846


Global Bond                                 2002             10.00             10.70           2,033           851

STRONG VARIABLE INSURANCE FUNDS, INC.:
Strong Mid Cap Growth II                    1999             10.00             12.92           5,045         2,140
                                            2000             12.92             10.91          54,700        44,498
                                            2001             10.91              7.48          48,707        43,264
                                            2002              7.48              4.63          32,322        25,386


Strong Opportunity II                       2000             10.00             11.79          13,525         8,911
                                            2001             11.79             11.25          23,185        12,170
                                            2002             11.25              8.16          28,890        12,444


Strong Multi Cap Value II                   1999             10.00             10.29           1,392         1,392
                                            2000             10.29             10.99           3,752         3,506
                                            2001             10.99             11.34           2,201        19,922
                                            2002             11.34              8.64           8,155        14,619


FORM V-4822

                                         YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                         DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                         -----------   -----------------   -------------   -----------   -----------

FIDELITY VARIABLE INSURANCE PRODUCTS
FUND SERVICE CLASS 2:
VIP Contrafund                              2000            $10.00            $ 9.26           3,564           146
                                            2001              9.26              8.03          17,151         1,149
                                            2002              8.03              7.19          41,886        15,656


VIP Mid Cap                                 2000             10.00             11.18           8,811         5,968
                                            2001             11.18             10.69          29,783        16,420
                                            2002             10.69              9.54          64,497        27,653


VIP Growth                                  2000             10.00              8.48           5,624         5,604
                                            2001              8.48              6.90          18,402        10,268
                                            2002              6.90              4.77          24,373        15,658

MFS VARIABLE INSURANCE TRUST:
MFS Investors Growth Stock                  2001             10.00             10.72             910             0
                                            2002             10.72              7.68           3,906             0


MFS Mid Cap Growth                          2001             10.00             11.11              48           453
                                            2002             11.11              6.23             660         1,107


MFS New Discovery                           2001             10.00             11.56               0           445
                                            2002             11.56              7.81             459         1,092


MFS Total Return                            2001             10.00             10.26             537         2,045
                                            2002             10.26              9.63          71,435        24,814

VAN KAMPEN UNIVERSAL INSTITUTIONAL
FUNDS (CLASS I):
U.S. Real Estate                            1999             10.00             10.15           1,072             0
                                            2000             10.15             13.00             259         1,969
                                            2001             13.00             14.16           1,196         3,205
                                            2002             14.16             13.92           1,996         1,236


FINANCIAL STATEMENTS

The complete financial statements of VAA or VAB, and of Ohio National Life, including the Independent Auditors' Reports for them, are included in the Statements of Additional Information for VAA and VAB.

                                 OHIO NATIONAL

OHIO NATIONAL LIFE

Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. We are now ultimately owned by a mutual holding company (Ohio National Mutual Holdings, Inc.) with the majority ownership being by our policyholders. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately

FORM V-4822

$11.2 billion and equity of approximately $900 million. Our home office is located at One Financial Way, Montgomery, Ohio 45242.


OHIO NATIONAL VARIABLE ACCOUNTS A AND B

We established VAA and VAB on August 1, 1969 as separate accounts under Ohio law for the purpose of funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA or VAB. However, contract values may not be allocated to more than 10 variable subaccounts at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAA and VAB are credited to or charged against VAA or VAB without regard to our other income, gains or losses. The assets maintained in VAA and VAB will not be charged with any liabilities arising out of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all of our assets are available to meet our obligations under the contracts. VAA and VAB are registered as unit investment trusts under the Investment Company Act of 1940.

The assets of each subaccount of VAA and VAB are invested at net asset value in Fund shares.

THE FUNDS

The Funds are mutual funds registered under the Investment Company Act of 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund's investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.


The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.


Affiliates of certain Funds may compensate us based upon a percentage of the Fund's average daily net assets that are allocated to VAA or VAB. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.


For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies.


The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

MIXED AND SHARED FUNDING

In addition to being offered to VAA and VAB, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans, to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different

FORM V-4822
types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA's and/or VAB's participation in a Fund. Material conflicts could result from such things as:

- changes in state insurance law;

- changes in federal income tax law;

- changes in the investment management of any Fund; or

- differences in voting instructions given by different types of owners.

VOTING RIGHTS

We will vote Fund shares held in VAA and VAB at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Fund proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA and VAB, for which no timely instructions are received, in proportion to the instructions that we do receive for each of VAA and VAB.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The variable annuity contracts are sold by our insurance agents who are also registered representatives (a) of The O.N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of ours, or (b) of other broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. ("ONEQ"), another wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONESCO, ONEQ and the other broker dealers are registered under the Securities Exchange Act of 1934, and are members of the National Association of Securities Dealers, Inc. We pay ONEQ 5.25% of purchase payments. ONEQ then pays part of that amount to ONESCO and the other broker dealers. ONESCO and the other broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. The address of ONESCO and ONEQ is One Financial Way, Montgomery, Ohio 45242.

                            DEDUCTIONS AND EXPENSES

SURRENDER CHARGE

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and

FORM V-4822
other expenses related to sales activity. This surrender charge is a percent of the amount withdrawn. This percent varies with the contract year as follows:

 CONTRACT
   YEARS      PERCENTAGE
 --------     ----------
     1          6%
     2          5%
     3          4%
     4          3%
     5          2%
     6          1%
7 and later     0%

Once each contract year, you may withdraw not more than 10% of the contract value (as of the first day of the contract year) without the surrender charge. You may take this 10% annual free withdrawal in up to 12 installments. The surrender charge will not be imposed when the values of one or more contracts owned by the trustee of a retirement plan qualifying under Section 401, 403(b) or 457 of the Code are transferred to one of our group annuity contracts. If you use values of at least $250,000 from an Ohio National Life fixed annuity to provide the purchase payment for a contract offered by this prospectus, this contract will be treated (for purposes of determining the surrender charge) as if it were issued at the same time as the fixed annuity and as if the purchase payments made for the fixed annuity had been made for this contract.

DEDUCTION FOR ADMINISTRATIVE EXPENSES

At the end of each valuation period we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for expenses such as accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

DEDUCTION FOR RISK UNDERTAKINGS

We guarantee that until annuity payments begin the contract's value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit in the event of the annuitant's death before annuity payments begin. After annuity payments begin we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 0.65% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.55% on an annual basis. However, we agree that the deduction for these risk undertakings for contracts purchased on and after November 1, 1997 shall not be increased to more than the rate in effect at the time the contract is issued. We may discontinue this limitation on our right to increase the deduction, but only as to any contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.25% for mortality risk, and 0.40% for expense risk. We hope to realize a profit from this charge. However, there will be a loss if the deduction fails to cover the actual risks involved.

TRANSFER FEE

We may charge a transfer fee of $3 (which may be increased to $15) for each transfer from one subaccount to another. The fee is charged against the subaccount from which the transfer is made. Currently, we do not charge for your first four transfers each year.

FORM V-4822

DEDUCTION FOR STATE PREMIUM TAX


Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates now range from 0.5% to 3.5%. We will deduct from your contract value the amount of any applicable tax when it is incurred. Normally, that is when an annuity payout option begins.


FUND EXPENSES

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectus.

                   DESCRIPTION OF VARIABLE ANNUITY CONTRACTS

FREE LOOK

You may revoke the contract at any time until the end of 20 days after you receive the contract (or such longer period as may be required by your state law) and get a refund of the entire purchase price. To revoke you must return the contract to us within the free look period. In those states where required by state law, the value of the contract as of the date of cancellation will be returned in lieu of the entire purchase price in case of revocation during the free look period.

                              ACCUMULATION PERIOD

PURCHASE PAYMENT

Your purchase payment must be at least $10,000. We may limit your purchase payment to $1,500,000. If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.

ACCUMULATION UNITS

Until the annuity payout date, the contract value is measured by accumulation units. These units are credited to your contract when you make your purchase payment. (See Crediting Accumulation Units, below). The number of units remains constant, but their dollar value varies with the investment results of each Fund to which payments are allocated.

CREDITING ACCUMULATION UNITS

Your representative will send application forms or orders, together with your purchase payment, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, your purchase payment will be credited within two business days after receipt. If we do not receive everything within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

ALLOCATION OF PURCHASE PAYMENT

You may allocate your purchase payment among up to 10 variable subaccounts of VAA or VAB and the Guaranteed Account. The amount allocated to any Fund or the Guaranteed Account must equal a whole percent.

FORM V-4822

ACCUMULATION UNIT VALUE AND CONTRACT VALUE

We set the accumulation unit value of each subaccount of VAA and VAB at $10 when we allocated the first payments for these contracts. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract's value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

NET INVESTMENT FACTOR

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts' accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is

     (1) the net asset value the corresponding Fund share at the end of a valuation period, plus

     (2) the per share amount of any dividends or other distributions declared for that Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

     (3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount, (no federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

SURRENDER AND WITHDRAWAL


Before annuity payments begin (and also after that in the case of annuity Option 1(e) described below), you may surrender (totally withdraw the value of) your contract, or you may withdraw part of the contract value (at least $300). You must make all surrender or withdrawal requests in writing delivered to us at the address on the first page of this prospectus. You may not make a withdrawal that would reduce the contract value to less than $5,000. The surrender charge may apply to these transactions. That charge is taken from the total amount withdrawn.



Unless, you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any charge. We will pay you within seven days after we receive your request. However, we may defer payment of Guaranteed Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain tax-qualified retirement plans. For tax consequences of a surrender or withdrawal, see Federal Tax Status.


If you request a surrender or withdrawal before your purchase payment clears the banking system, we may delay mailing your proceeds until the check for the purchase payment has cleared. We require the return of the contract in the case of a surrender.

The right to withdraw may be suspended or the date of payment postponed:

- for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

FORM V-4822

- for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund's net assets; or

- such other periods as the Commission may order to protect security holders.

TRANSFERS AMONG SUBACCOUNTS

You may transfer contract values from one Fund to another. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire contract value in a Fund, if less). Not more than 20% of a contract's Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day's total net assets of that Fund if we or the Fund, in our discretion, believe that the Fund might otherwise be damaged. In this case, some requested transfers will not occur. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not made. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Certain third parties may offer you asset allocation or timing services for your contract. We may choose to honor transfer requests from these third parties if you give us a written power of attorney to do so. Fees you pay for such asset allocation or timing services are in addition to any contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.

SCHEDULED TRANSFERS (DOLLAR COST AVERAGING)

We administer a scheduled transfer ("DCA") program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300 each time. At least 12 DCA transfers must be scheduled, but we may permit fewer under some special DCA programs. The transfers may be from any variable Funds to any other variable Funds. Transfers may be made from the Guaranteed Account to any other Funds if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make the purchase payment from which DCA transfers will be made. A DCA program from the Guaranteed Account may not exceed 2 years. For transfers from variable Funds, the DCA program may not exceed 5 years. There is no transfer fee for DCA transfers. DCA transfers do not count against your four free transfers per year. We may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving us written notice at least 7 business days before the next scheduled transfer.

DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a Fund with a stabilized net asset value, such as the Money Market Fund, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a variable Fund, DCA has the effect of reducing the average price of the shares being redeemed.

ELECTRONIC ACCESS

If you give us a pre-authorization form, your contract and unit values and interest rates can be checked and transfers may be made by telephoning us between 7:00 a.m. and 8:00 p.m. (Eastern time) on days we are open

FORM V-4822
for business, at 1-800-366-6654, #1 or by accessing our web site at any time at www.Ohionational.com. You may only make one electronic, facsimile or telephone (collectively, "electronic") transfer per day.


We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the contract owner in writing sent within 48 hours of the electronic request. YOU MAY THINK THAT YOU HAVE LIMITED THIS ACCESS TO YOURSELF, OR TO YOURSELF AND YOUR REPRESENTATIVE. HOWEVER, ANYONE GIVING US THE NECESSARY IDENTIFYING INFORMATION CAN USE ELECTRONIC ACCESS ONCE YOU AUTHORIZE ITS USE.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

DEATH BENEFIT


If the annuitant (and any contingent annuitant) dies before annuity payments begin, the contract pays a death benefit to a designated beneficiary. The amount of the death benefit will be determined as of the end of the valuation period in which we receive proof of death and a written claim in good order. The amount of death benefit is the contract value or, if greater, your purchase payment less any partial withdrawals.


GUARANTEED ACCOUNT

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate purchase payments and contract values between the Guaranteed Account and the Funds.

We will invest our general assets in our discretion as allowed by Ohio law. We allocate the investment income from our general assets to those contracts having guaranteed values.

The amount of investment income allocated to the contracts varies from year to year in our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3%, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the guaranteed value of a contract will never be less than:

- the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus

- interest credited at the rate of 3% per year compounded annually, plus

- any additional excess interest we may credit to guaranteed values, minus

- any withdrawals, loans and transfers from the guaranteed values, minus

- any surrender charge on withdrawals, loan interest, state premium taxes and transfer fees.

No deductions are made from the Guaranteed Account for administrative expenses or risk undertakings.

Other than pursuant to a DCA (scheduled transfer) program, we may restrict transfers of your Guaranteed Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Guaranteed Account for up to six months from the date we receive written request for withdrawal.

FORM V-4822

OHIO NATIONAL LIFE EMPLOYEE DISCOUNT

We and our affiliated companies offer a credit on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser's household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser's minor grandchildren under the Uniform Gifts to Minors Act. This credit counts as additional income under the contract. The amount of the credit equals 3.5% of your purchase payment. We credit the Guaranteed Account in this amount at the time the eligible person makes the purchase payment. If an employee exercises his or her free look right, the full amount of the credit will be deducted when we pay the free look proceeds.

                                 ANNUITY PERIOD

ANNUITY PAYOUT DATE

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant's 90th birthday. This restriction may be modified by applicable state law or we may agree to waive it.


The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract annuity rates, no matter how long you live.



Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.


ANNUITY OPTIONS

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date.


  Option 1(a):  Life Annuity with installment payments for the lifetime of the annuitant (the contract has no more value after annuitant's death).
  Option 1(b):  Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.
  Option 1(c):  Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.
  Option 1(d):  Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.
  Option 2(a):  Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant (the contract has no more value after the second annuitant's death).
  Option 2(b):  Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.


We may agree to other settlement options.

Unless you direct otherwise, we will apply the contract value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the contract values immediately before the annuity payout date.

FORM V-4822

If no election is in effect on the annuity payout date, we will apply the contract value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.


DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT


To determine the first variable annuity payment, we apply the contract value for each Fund in accordance with the contract's settlement option tables. The rates in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. The annuitant's sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000, we will pay the contract value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25, we may change the frequency of payments so that the first payment is at least $25.

ANNUITY UNITS AND VARIABLE PAYMENTS

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund's annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

The annuity unit value for each Fund was set at $10 for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.9998925 for a one-day valuation period) to neutralize the 4% assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the Progressive Annuity Mortality Table with compound interest at the effective rate of 4% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

TRANSFERS DURING ANNUITY PAYOUT

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. On at least 30 days written notice to our home office, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

FORM V-4822

                           OTHER CONTRACT PROVISIONS

ASSIGNMENT

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

- the annuitant,

- a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

- the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

- as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

REPORTS AND CONFIRMATIONS

Before the annuity payout date, we will send you semi-annual statements showing
(a) the number of units credited to the contract by Fund and (b) the value of each unit as of the end of the last half year. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

SUBSTITUTION FOR FUND SHARES

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA or VAB.

CONTRACT OWNER INQUIRIES

Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to
4:30 p.m., Eastern time).

PERFORMANCE DATA

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charges but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

FORM V-4822

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAA and VAB are a part of, and are taxed with, our operations, VAA and VAB are not separately taxed as a "regulated investment company" under Subchapter M of the Code.

As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no "investment in the contract" and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your "investment in the contract." You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your "investment in the contract" divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your "investment in the contract," all further annuity payments will be included in your taxable income.

If you elect to receive the accumulated value in a single sum in lieu of annuity payments, any amount you receive or withdraw in excess of the "investment in the contract" is normally taxable as ordinary income in the year received. A withdrawal of contract values is taxable as income to the extent that the accumulated value of the

FORM V-4822
contract immediately before the payment exceeds the "investment in the contract." A withdrawal is treated as a distribution of earnings first and only second as a recovery of your "investment in the contract." Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

- received on or after the taxpayer reaches age 59 1/2;

- made to a beneficiary on or after the death of the annuitant;

- attributable to the taxpayer's becoming disabled;

- made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

- from a contract that is a qualified funding asset for purposes of a structured settlement;

- made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

- incident to divorce, or

- taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from a tax-qualified annuity contract is automatically subject to 10% withholding (20% for a non-tax-qualified contract) unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

TAX-DEFERRED ANNUITIES

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts you receive may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a salary reduction agreement under Section 403(b) of the Code, distributions may be paid only when the employee:

- attains age 59 1/2,

- separates from the employer's service,

- dies,

- becomes disabled as defined in the Code, or

- incurs a financial hardship as defined in the Code.

FORM V-4822

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

QUALIFIED PENSION OR PROFIT-SHARING PLANS

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from the employee's gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee's gross income up to certain limits in the Code.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936. If you receive such a distribution you may be able to make a "tax-free rollover" of the distribution less your "investment in the contract" into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

WITHHOLDING ON DISTRIBUTION

Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

See IRA Disclosure Statement (Appendix A), following.

FORM V-4822

APPENDIX A

                            IRA DISCLOSURE STATEMENT

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

FREE LOOK PERIOD

The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 10 days after it is delivered. This is a more liberal provision than is required in connection with IRAs. To exercise this "free-look" provision write or call our administrative office at the address shown below:

The Ohio National Life Insurance Company
Variable Annuity Administration
P. O. Box 2669
Cincinnati, Ohio 45201
Telephone: 1-800-366-6654 -- 8:30 a.m. - 4:30 p.m. (Eastern time zone)

ELIGIBILITY REQUIREMENTS

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

CONTRIBUTIONS AND DEDUCTIONS

Contributions to a traditional IRA will be deductible if you are not an "active participant" in an employer maintained qualified retirement plan or you have Adjusted Gross Income which does not exceed the "applicable dollar limit". For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year.


Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to the SEPP, those funds are not treated as current taxable income to the employee. Elective deferrals under a SEPP-IRA are subject to an inflation-adjusted limit which is $11,000 for 2002. Salary-reduction SEPP-IRAs (also called "SARSEPs") are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New salary-reduction SEPPs may no longer be established.



The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $3,000 in 2003 (increasing to $4,000 in 2005 and $5,000 in 2008) or (2) 100% of your earned compensation. Those age


FORM V-4822

50 or older may make an additional IRA contribution of $500 per year until 2005, and $1,000 per year in 2006 and later. Contributions in excess of the deduction limits may be subject to penalty. See below.


Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 25% of your salary or $40,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. We have asked the Internal Revenue Service to review the format of your SEPP-IRA and to issue an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $3,000 or (2) 100% of taxable alimony. (See scheduled increases above.)

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an "excess contribution". You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions for penalties imposed on withdrawal when the contribution exceeds $3,000).

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the contract value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA FOR NON-WORKING SPOUSE

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $6,000 each may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA's; (ii) $6,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under "Contributions and Deductions". If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

FORM V-4822

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

ROLLOVER CONTRIBUTION

Once every year, you may move any portion of the value of your IRA (or SEPP-IRA) to another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. Unless you were a self-employed participant in the distributing plan, you may later roll over such a contribution to another qualified retirement plan as long as the IRA assets are not mixed with assets that did not originate in a qualified plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

PREMATURE DISTRIBUTIONS

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

DISTRIBUTION AT RETIREMENT

Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

FORM V-4822

INADEQUATE DISTRIBUTIONS -- 50% TAX

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

DEATH BENEFITS

If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun, the entire amount must be distributed over a period of time not exceeding your beneficiary's life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $100,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible.


For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer's gross income. If such a rollover, transfer or conversion occurred before 1999, the portion of the amount includable in gross income must be included in income ratably over the next four years beginning with the year in which the transaction occurred. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.


UNDER SOME CIRCUMSTANCES, IT MAY NOT BE ADVISABLE TO ROLL OVER, TRANSFER OR CONVERT ALL OR PART OF A NON-ROTH IRA TO A ROTH IRA. PERSONS CONSIDERING A ROLLOVER, TRANSFER OR CONVERSION SHOULD CONSULT THEIR OWN TAX ADVISOR.

"Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2;
(b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

FORM V-4822

Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner's death subject to certain exceptions.

SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE)


An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $8,000 in 2003 (increasing $1,000 per year to $10,000 in 2005). Employees age 50 and older may contribute an additional $1,000 in 2003 (increasing $500 per year to an additional $2,500 in 2006). Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.


REPORTING TO THE IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

                    ILLUSTRATION OF IRA FIXED ACCUMULATIONS

                        AGE 60                         AGE 65                         AGE 70
                      GUARANTEED                     GUARANTEED                     GUARANTEED
                   SURRENDER VALUE                SURRENDER VALUE                SURRENDER VALUE
             ----------------------------   ----------------------------   ----------------------------
                                $2,000                         $2,000                         $2,000
                $1,000         ONE TIME        $1,000         ONE TIME        $1,000         ONE TIME
 CONTRACT       ANNUAL         LUMP SUM        ANNUAL         LUMP SUM        ANNUAL         LUMP SUM
ANNIVERSARY  CONTRIBUTIONS   CONTRIBUTION   CONTRIBUTIONS   CONTRIBUTION   CONTRIBUTIONS   CONTRIBUTION
-----------  -------------   ------------   -------------   ------------   -------------   ------------
     1         $    933        $ 1,895        $    933        $ 1,895        $    933        $ 1,895
     2            1,917          1,955           1,917          1,955           1,917          1,955
     3            2,933          2,006           2,933          2,006           2,933          2,006
     4            3,990          2,058           3,990          2,058           3,990          2,058
     5            5,089          2,116           5,089          2,116           5,089          2,116
     6            6,234          2,177           6,234          2,177           6,234          2,177
     7            7,435          2,240           7,435          2,240           7,435          2,240
     8            8,686          2,306           8,686          2,306           8,868          2,306
     9           10,069          2,529          10,069          2,529          10,069          2,529
    10           11,506          2,600          11,506          2,600          11,506          2,600
    15           19,604          3,001          19,604          3,001          19,604          3,001
    20           29,456          3,489          29,456          3,489          29,456          3,489
    25           41,442          4,082          41,442          4,082          41,442          4,082
    30           56,026          4,804          56,026          4,804          56,026          4,804
    35           73,769          5,683          73,769          5,683          73,769          5,683
    40           95,356          6,751          95,356          6,751          95,356          6,751
    45          121,620          8,051         121,620          8,051         121,620          8,051
    50          153,574          9,633         153,574          9,633         153,574          9,633
    55          192,451         11,558         192,451         11,558         192,451         11,558
    60          239,751         13,900         239,751         13,900         239,751         13,900
    65                                         297,298         16,748         297,298         16,748
    70                                         367,313         20,215         367,313         20,215


- Guaranteed Interest Rate: 3.00% is applicable to each contract anniversary.



- The Surrender Value is the Accumulation Values less the Contingent Deferred Sales Charge.


FORM V-4822

                  STATEMENT OF ADDITIONAL INFORMATION CONTENTS


Custodian
Independent Certified Public Accountants
Underwriter
Calculation of Money Market Yield
Total Return
Loans under Tax-sheltered Annuities (VAA only)
Financial Statements


FORM V-4822

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                        OHIO NATIONAL VARIABLE ACCOUNT A
                                       AND
                        OHIO NATIONAL VARIABLE ACCOUNT B
                                       OF
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                                One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (513) 794-6514


                       STATEMENT OF ADDITIONAL INFORMATION


                                May 1, 2003




This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Accounts A and B ("VAA" and "VAB") single purchase payment individual variable annuity contracts May 1, 2003.
To get a free copy of the prospectus for VAA and VAB, write or call us at the above address.


                                Table of Contents


          Custodian .........................................................................   2
          Independent Certified Public Accountants ..........................................   2
          Underwriter .......................................................................   2
          Calculation of Money Market Yield .................................................   3
          Total Return ......................................................................   3
          Loans Under Tax-sheltered Annuities ...............................................   4
          Financial Statements




                                   "TOP PLUS"

CUSTODIAN

We have a custody agreement with U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, under which U.S. Bank holds custody of VAA's and VAB's assets. The agreement provides for U.S. Bank to purchase Fund shares at their net asset value determined as of the end of the valuation period during which we receive the deposit. At our instruction, U.S. Bank redeems the Fund shares held by VAA and VAB at their net asset value determined as of the end of the valuation period during which we receive or make a redemption request. In addition, U.S. Bank keeps appropriate records of all of VAA's and VAB's transactions in Fund shares.

The custody agreement requires U.S. Bank to always have aggregate capital, surplus and undivided profit of not less than $2 million. It does not allow U.S. Bank to resign until (a) a successor custodian bank having the above qualifications has agreed to serve as custodian, or (b) VAA and VAB have been completely liquidated and the liquidation proceeds properly distributed. Subject to these conditions, the custody agreement may be terminated by either us or U.S. Bank upon sixty days written notice. We pay U.S. Bank a fee for its services as custodian.

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The financial statements of Ohio National Variable Accounts A or B and The Ohio National Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

UNDERWRITER

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. ("ONEQ"), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAA, and the amounts retained by ONEQ, for each of the last three years have been:


                              Aggregate           Retained
Year                         Commissions        Commissions
----                         -----------        -----------
2002                        $80,193,871         $11,703,457
2001                        $71,902,574         $ 9,756,149
2000                        $36,865,077         $ 6,236,346



For contracts issued by VAB, those amounts have been:

                             Aggregate           Retained
Year                        Commissions        Commissions
----                        -----------        -----------
2002                         $1,670,023          $243,722
2001                         $1,303,064          $176,807
2000                         $  605,953          $123,379


CALCULATION OF MONEY MARKET YIELD


The annualized current yield of the Money Market subaccount for the seven days ended on December 31, 2002, was -0.12%. This was calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.


TOTAL RETURN

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

                                         n
                                 P(1 + T)  = ERV

      where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts (October 7, 1993). This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. The returns below assume surrender of the contract and deduction of the applicable surrender charge at the ends of the periods shown.


The average annual total returns for the contracts from the inception of each Fund and for the one-, five- and ten-year periods ending on December 31, 2002 (assuming surrender of the contract then) are as follows:



                                                                                                 Returns           Fund
                                            One            Five         Ten        From Fund     in VAA*        Inception
                                            Year           Years       Years       Inception     and VAB*          Date
                                            ----           -----       -----       ---------    ---------       ---------
Ohio National Fund:
Money Market                                -5.51%         3.09%        3.54%         5.69%        5.69%         7/31/1980
Equity                                     -25.47%        -3.85%        5.10%         7.87%        7.87%         1/14/1971
Bond                                         1.69%         4.43%        5.61%         6.97%        6.97%         11/2/1982
Omni                                       -29.46%        -9.23%        1.36%         5.28%        5.28%         9/10/1984
S&P 500 Index                              -29.32%        -1.52%          N/A         3.45%        3.45%          1/3/1997
International                              -27.36%        -6.80%          N/A         2.14%        2.14%          5/3/1993
International Small Company                -21.77%        -3.31%          N/A         1.82%        1.82%         3/31/1995
Capital Appreciation                       -26.86%         4.09%          N/A         8.56%        8.56%         4/30/1994
Discovery                                  -39.34%         0.87%          N/A         9.06%        9.06%         4/30/1994
Aggressive Growth                          -34.56%       -18.06%          N/A        -7.49%       -7.49%         3/31/1995
Mid Cap Opportunity                        -32.29%        -0.69%          N/A         4.81%        4.81%          1/3/1997
Capital Growth                             -48.58%           N/A          N/A         1.90%        1.90%          5/1/1998
High Income Bond                            -2.98%           N/A          N/A        -0.79%       -0.79%          5/1/1998
Blue Chip                                  -26.15%           N/A          N/A        -4.89%       -4.89%          5/1/1998
Small Cap Growth                           -35.76%        -5.84%          N/A        -5.33%       -5.33%          5/1/1998
Nasdaq-100 Index                           -43.89%           N/A          N/A       -44.19%      -44.19%          5/1/2000
Bristol                                        N/A           N/A          N/A       -27.47%      -27.47%          5/1/2002
Bryton Growth                                  N/A           N/A          N/A       -37.61%      -37.61%          5/1/2002


























Calvert Variable Investment Fund:
Social Equity                                  N/A           N/A          N/A       -20.18%          N/A          5/1/2002

Dow Target Variable Fund:
Dow 10, First Quarter                      -17.54%           N/A          N/A        -4.23%       -4.23%          1/4/1999
Dow 10, Second Quarter                     -13.44%           N/A          N/A        -2.72%       -2.72%          4/1/1999
Dow 10, Third Quarter                      -15.34%           N/A          N/A        -7.32%       -7.32%          7/1/1999
Dow 10, Fourth Quarter                     -12.52%           N/A          N/A        -3.80%       -3.80%         10/1/1999
Dow 5, First Quarter                       -19.38%           N/A          N/A        -3.77%       -3.77%          1/3/2000
Dow 5, Second Quarter                      -16.33%           N/A          N/A        -2.14%       -2.14%          4/1/2000
Dow 5, Third Quarter                       -17.58%           N/A          N/A        -2.57%       -2.57%          7/1/2000
Dow 5, Fourth Quarter                      -12.73%           N/A          N/A        -4.96%       -4.96%         10/1/1999

Dreyfus Variable Investment Fund:          -23.63%           N/A          N/A       -15.43%          N/A        12/31/2000
Appreciation

Fidelity Variable Insurance
 Products Fund:
VIP Contrafund                             -16.41%         2.08%          N/A        11.23%      -11.26%         1/31/1995
VIP Mid Cap                                -16.83%           N/A          N/A        12.94%       -0.96%        12/31/1998
VIP Growth                                 -36.92%        -2.00%        7.14%         9.14%      -23.88%        10/31/1986

Goldman Sachs Variable Insurance
  Trust:
G.S. Growth & Income                       -18.13%           N/A          N/A        -5.42%       -7.60%         1/12/1998
G.S. CORE U.S. Equity                      -28.59%           N/A          N/A        -3.78%       -5.66%         2/12/1998
G.S. Capital Growth                        -31.01%           N/A          N/A        -4.58%      -12.99%         4/30/1998

Janus Aspen Series Service Shares:
Growth                                     -33.38%        -3.20%          N/A         5.60%      -26.30%         11/1/1999
International Growth                       -32.37%        -0.99%          N/A         7.13%      -25.94%         11/1/1999
Worldwide Growth                           -32.37%        -0.99%          N/A         9.11%      -25.42%         11/1/1999
Balanced                                   -13.51%         6.87%          N/A        10.86%       -5.73%         11/1/1999

J.P. Morgan Series Trust II:
JPMorgan Mid Cap Value                      -6.08%           N/A          N/A         4.68%        9.05%         9/28/2001
JPMorgan Small Company                     -28.35%        -4.35%          N/A         5.92%       -5.89%          1/3/1997

Lazard Retirement Series:
Lazard Retirement Small Cap                -24.41%         2.48%          N/A         2.26%        4.50%         11/1/1999
Lazard Ret. Emerging Markets                -8.38%        -6.03%          N/A        -6.52%       -4.81%         11/1/1999

MFS Variable Insurance Trust:
MFS Investors Growth Stock                 -34.36%           N/A          N/A       -26.60%      -18.33%          5/1/2000
MFS Mid Cap Growth                         -49.94%           N/A          N/A       -28.92%      -32.56%          5/1/2000
MFS New Discovery                          -38.41%           N/A          N/A       -20.05%      -17.41%          5/1/2000
MFS Total Return                           -12.20%           N/A          N/A         0.49%       -0.07%          5/1/2000

PBHG Insurance Series Fund:
Technology & Communications                -60.40%       -12.37%          N/A       -10.14%      -54.86%         4/30/1997

PIMCO Variable Insurance Trust:
Real Return                                 10.73%           N/A          N/A        10.90%        7.02%         9/30/1999
Total Return                                 2.10%         5.78%          N/A         5.78%        4.92%        12/31/1997
Global Bond                                    N/A           N/A          N/A        13.30%        7.39%         1/10/2002

Prudential Series Fund:
Jennison                                   -37.78%        -4.18%          N/A         4.69%      -23.44%         4/24/1995
Jennison 20/20 Focus                       -29.27%           N/A          N/A        -5.00%      -11.17%          5/2/1999

Strong Variable Insurance Funds:
Strong Mid Cap Growth II                   -44.10%        -3.42%          N/A         1.35%       -5.19%        12/31/1996
Strong Opportunity II                      -33.47%         1.55%        9.58%        10.19%       -1.41%          5/8/1992

UBS Series Trust:
Tactical Allocation                        -29.64%           N/A          N/A        -1.45%      -10.67%         9/29/1998

Van Kampen Universal Institutional
  Funds: Class II
Core Plus Fixed Income                       6.37%         5.75%          N/A         6.28%         N/A           1/2/1997
U.S. Real Estate                            -7.67%         3.07%          N/A         5.62%         N/A           3/3/1997





*The "Returns in VAA and VAB" are the standardized total returns from the time these Funds were added to VAA or VAB through December 31, 2002. The Goldman Sachs Variable, Janus Aspen Series, and Strong Variable Insurance Funds were added May 1, 1998. The Lazard Retirement Series Funds were added May 1, 1999. The Nasdaq-100 Index portfolio and VIP funds were added May 1, 2000. The J.P. Morgan Series Trust and MFS Variable Insurance Trust were added November 1, 2001. The PIMCO Variable Insurance Trust portfolios were added August 1, 2002. The Calvert Variable Series, Dreyfus Variable Investment Fund, Royce Capital Fund, UBS Series Trust and Janus Aspen International Growth Funds were added May 1, 2003.


                                        3

LOANS UNDER TAX-SHELTERED ANNUITIES

Contracts issued as tax-sheltered annuities under plans qualifying under Section 403(b) of the Code, and allowing for voluntary contributions only, are eligible for loans secured by a security interest in the contract. A loan must be for at least $1,000 and may only be made from the Guaranteed Account. The loan amount is limited by the maximum loan formula described in your contract.

We charge an annual effective rate of interest up to 7%. You must generally repay your loans within 5 years (or 20 years if you use the loan to purchase your primary home).

The amount of the death benefit, the amount payable on a full surrender and the amount that will be applied to provide an annuity will all be reduced by your loan balance, including accrued interest.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                       Consolidated Financial Statements

                           December 31, 2002 and 2001

                  (With Independent Auditors' Report Thereon)

[KPMG LOGO]

        191 West Nationwide Boulevard                    Telephone 614 249 2300
        Suite 500                                        Fax 614 249 2348
        Columbus, OH  43215-2568



                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
The Ohio National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (collectively, the Company) as of December 31, 2002 and 2001, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2002. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Ohio National Life Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Columbus, Ohio
January 31, 2003

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                          Consolidated Balance Sheets

                           December 31, 2002 and 2001

                  (Dollars in thousands, except share amounts)

                                ASSETS                             2002             2001
                                                                -----------     -----------
Investments (notes 5, 9, and 10):
  Securities available-for-sale, at fair value:
    Fixed maturities                                           $ 5,462,640       3,859,531
    Equity securities                                                  901          59,513
  Fixed maturities held-to-maturity, at amortized cost             742,812         807,141
  Mortgage loans on real estate, net                             1,114,147       1,065,143
  Real estate, net                                                  39,991          36,594
  Policy loans                                                     179,258         178,641
  Other long-term investments                                       57,296          31,489
  Short-term investments                                                --           8,698
                                                                -----------     -----------
        Total investments                                        7,597,045       6,046,750
Cash                                                                99,958         178,362
Accrued investment income                                           96,674          83,441
Deferred policy acquisition costs                                  499,413         476,360
Reinsurance recoverable (note 15)                                1,099,086         573,118
Other assets                                                        44,569          55,768
Assets held in Separate Accounts                                 1,728,395       2,034,394
                                                                -----------     -----------
        Total assets                                           $11,165,140       9,448,193
                                                                ===========     ===========
                 LIABILITIES AND STOCKHOLDER'S EQUITY

Future policy benefits and claims (note 6)                     $ 7,159,320       5,794,656
Policyholders' dividend accumulations                               58,887          59,510
Other policyholder funds                                            19,518          18,328
Notes payable (net of unamortized discount of $549 in 2002
  and $592 in 2001) (note 7)                                       134,451         134,408
Federal income taxes (note 8):
  Current                                                               --          17,246
  Deferred                                                          39,323          31,215
Other liabilities                                                1,141,936         581,030
Liabilities related to Separate Accounts                         1,717,682       2,018,243
                                                                -----------     -----------
        Total liabilities                                       10,271,117       8,654,636
                                                                -----------     -----------
Stockholder's equity (notes 3 and 12):
  Class A common stock, $1 par value. Authorized,
    issued, and outstanding 10,000,000 shares                       10,000          10,000
  Additional paid-in capital                                        53,976           3,976
  Accumulated other comprehensive income                            50,838          50,461
  Retained earnings                                                779,209         729,120
                                                                -----------     -----------
        Total stockholder's equity                                 894,023         793,557
Commitments and contingencies (notes 8, 10, 14 and 15)
                                                                -----------     -----------
        Total liabilities and stockholder's equity             $11,165,140       9,448,193
                                                                ===========     ===========

See accompanying notes to consolidated financial statements.

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                       Consolidated Statements of Income

                  Years ended December 31, 2002, 2001 and 2000

                             (Dollars in thousands)

                                                                  2002        2001         2000
                                                              ----------    --------    ----------
Revenues:
   Traditional life insurance premiums                      $   127,675     130,100       136,191
   Annuity premiums and charges                                  42,256      30,560        46,100
   Universal life policy charges                                 69,777      65,006        60,508
   Accident and health insurance premiums                        20,210      26,036        26,001
   Net investment income (note 5)                               461,442     413,016       402,834
   Net realized losses on investments (note 5)                  (64,164)    (32,061)       (4,788)
   Other income                                                  21,959      26,628        20,878
                                                              ----------    --------    ----------
                                                                679,155     659,285       687,724
                                                              ----------    --------    ----------
Benefits and expenses:
   Benefits and claims                                          444,734     412,109       427,533
   Provision for policyholders' dividends on
   participating policies                                        30,498      29,674        26,646
   Amortization of deferred policy acquisition costs
   excluding impact of realized gains (losses)                   67,483      44,750        26,242
   Amortization of deferred policy acquisition costs
   due to realized gains (losses)                               (11,915)     (1,770)            -
   Other operating costs and expenses (notes 12 and 13)          76,018      74,691        87,621
                                                              ----------    --------    ----------
                                                                606,818     559,454       568,042
                                                              ----------    --------    ----------
   Income before Federal income taxes                            72,337      99,831       119,682
                                                              ----------    --------    ----------
Federal income taxes (note 8):
   Current expense                                               16,072      35,585        37,159
   Deferred expense (benefit)                                     6,176      (1,284)        4,253
                                                              ----------    --------    ----------
                                                                 22,248      34,301        41,412
                                                              ----------    --------    ----------
   Net income                                               $    50,089      65,530        78,270
                                                              ==========    ========    ==========


See accompanying notes to consolidated financial statements.

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.

           Consolidated Statements of Changes in Stockholder's Equity

                  Years ended December 31, 2002, 2001 and 2000

                             (Dollars in thousands)

                                                                              ACCUMULATED
                                                                ADDITIONAL      OTHER                       TOTAL
                                                     COMMON      PAID-IN    COMPREHENSIVE  RETAINED     STOCKHOLDER'S
                                                      STOCK      CAPITAL        INCOME     EARNINGS        EQUITY
                                                  -----------   ----------  -------------  ---------    -------------
2000:
  Balance, beginning of year                      $   10,000            -         6,245     640,320        656,565
  Dividends to parent                                      -            -             -    (55,000)       (55,000)
  Parent assumption of long term
    liability (note 11)                                    -        3,976             -           -          3,976
  Comprehensive income:
    Net income                                             -            -             -      78,270         78,270
    Other comprehensive income (note 4)                    -            -        21,418           -         21,418
        Total comprehensive income                                                                          99,688
                                                  -----------   ----------  -------------  ---------    -------------
  Balance, end of year                            $   10,000        3,976        27,663     663,590        705,229
                                                  ===========   ==========  =============  =========    =============
2001:
  Balance, beginning of year                      $   10,000        3,976        27,663     663,590        705,229
  Comprehensive income:
    Net income                                             -            -             -      65,530         65,530
    Other comprehensive income (note 4)                    -            -        22,798           -         22,798
        Total comprehensive income                                                                          88,328
  Balance, end of year                            $   10,000        3,976        50,461     729,120        793,557
2002:
                                                  -----------   ----------  -------------  ---------    -------------
  Balance, beginning of year                      $   10,000        3,976        50,461     729,120        793,557
                                                  ===========   ==========  =============  =========    =============
  Capital contribution from parent
    (note 12)                                              -       50,000             -           -         50,000
  Comprehensive income:
    Net income                                             -            -             -      50,089         50,089
    Other comprehensive income (note 4)                    -            -           377           -            377
        Total comprehensive income                                                                          50,466
                                                  -----------   ----------  -------------  ---------    -------------
  Balance, end of year                            $   10,000       53,976        50,838     779,209        894,023
                                                  ===========   ==========  =============  =========    =============

See accompanying notes to consolidated financial statements.

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                     Consolidated Statements of Cash Flows

                  Years ended December 31, 2002, 2001 and 2000

                             (Dollars in thousands)

                                                                        2002             2001             2000
                                                                    ------------     ------------    -------------
Cash flows from operating activities:
  Net income                                                       $    50,089           65,530           78,270
  Adjustments to reconcile net income to net cash
    provided by operating activities:
        Capitalization of deferred policy acquisition costs           (132,655)        (112,655)        (100,036)
        Amortization of deferred policy acquisition costs               55,566           42,980           26,242
        Amortization and depreciation                                   (2,983)          (3,486)            (162)
        Realized losses on invested assets, net                         64,164           32,061            4,788
        Deferred federal income tax expense (benefit)                    6,176           (1,284)           4,253
        Increase in accrued investment income                          (13,233)         (17,085)             (33)
        Decrease (increase) in other assets                              8,840         (113,625)          (9,982)
        Net increase (decrease) in Separate Accounts                     5,438           17,596          (10,991)
        Increase in policyholder account balances                       41,466           38,226           72,721
        Increase (decrease) in policyholders' dividend                      --
          accumulations and other funds                                    567              (73)            (946)
        (Decrease) increase in current federal income tax
          payable                                                      (21,231)          (6,975)          11,387
        Increase (decrease) in other liabilities                        51,917          104,053          (26,435)
        Other, net                                                      (1,783)            (984)          (6,018)
                                                                   ------------     ------------     ------------
          Net cash provided by operating activities                    112,338           44,279           43,058
                                                                   ------------     ------------     ------------
Cash flows from investing activities:
  Proceeds from maturity of fixed maturities
    available-for-sale                                                  38,644           36,000           65,919
  Proceeds from sale of fixed maturities
    available-for-sale                                               1,707,319          584,729          310,311
  Proceeds from sale of equity securities                               49,831               49            4,345
  Proceeds from maturity of fixed maturities
    held-to-maturity                                                   140,359           73,514          160,298
  Proceeds from the sale of held-to-maturity securities                 12,130               --               --
  Proceeds from repayment of mortgage loans on real estate             140,320          230,411          163,471
  Proceeds from sale of real estate                                        346            1,244            3,388
  Cost of fixed maturities available-for-sale acquired              (3,303,869)      (1,618,325)        (484,818)
  Cost of equity securities acquired                                        --           (4,234)         (13,317)
  Cost of fixed maturities held-to-maturity acquired                   (89,938)        (127,300)         (88,872)
  Cost of mortgage loans on real estate acquired                      (193,164)        (120,072)         (70,517)
  Cost of real estate acquired                                          (1,105)         (28,904)            (136)
  Change in policy loans, net                                             (617)          (7,483)          (9,080)
  Change in other assets, net                                          (27,482)          (1,865)          31,203
                                                                   ------------     ------------     ------------
          Net cash provided by (used in) investing activities       (1,527,226)        (982,236)          72,195
                                                                   ------------     ------------     ------------
Cash flows from financing activities:
  Increase in universal life and investment product
    account balances                                                 2,497,919        2,157,191        1,494,447
  Decrease in universal life and investment product
    account balances                                                (1,220,133)      (1,222,360)      (1,563,266)
  Proceeds from note issuance, net                                          --           50,000               --
  Additional paid-in capital from parent                                50,000               --               --
  Dividends to shareholder                                                  --               --          (55,000)
                                                                   ------------     ------------     ------------
          Net cash provided by (used in) financing activities        1,327,786          984,831         (123,819)
                                                                   ------------     ------------     ------------
          Net increase (decrease) in cash and cash equivalents         (87,102)          46,874           (8,566)
Cash and cash equivalents, beginning of year                           187,060          140,186          148,752
                                                                   ------------     ------------     ------------
Cash and cash equivalents, end of year                             $    99,958          187,060          140,186
                                                                   ============     ============     ============
Supplemental disclosure:
  Federal income taxes paid                                        $    39,500           44,076           25,772
  Interest paid on notes payable                                         7,356            7,356            7,356
                                                                   ============     ============     ============

See accompanying notes to consolidated financial statements.

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)

(1)   ORGANIZATION, CONSOLIDATION POLICY, AND BUSINESS DESCRIPTION

      The Ohio National Life Insurance Company (ONLIC) is a stock life insurance company. Ohio National Life Assurance Corporation (ONLAC) is a wholly owned stock life insurance subsidiary included in the consolidated financial statements. ONLIC and its subsidiaries are collectively referred to as the "Company". All significant intercompany accounts and transactions have been eliminated in consolidation.

      On February 12, 1998, ONLIC's board of directors approved a plan of reorganization (Reorganization) for the Company under the provision of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual insurance holding companies. The Reorganization was approved by ONLIC's policyholders and by the Ohio Department of Insurance (Department) and became effective on August 1, 1998 (Effective Date). As part of the Reorganization (see note (2)(k)), ONLIC became a stock company 100% owned by Ohio National Financial Services, Inc. (ONFS). ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (ONMH), an Ohio mutual holding company.

      ONLIC and ONLAC are life and health insurers licensed in 47 states, the District of Columbia and Puerto Rico. The Company offers a full range of life, health, and annuity products through independent agents and other distribution channels and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the insurance departments of states in which it is licensed and undergoes periodic examinations by those departments.

      The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:

           LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

           CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.


                                       6                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)

INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for nonconformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

CONCENTRATION RISK is the risk that arises from the Company's reliance upon certain key business relationships. Over the last two years, the Company has experienced significant growth in sales of our fixed annuity products. As a result of these increased sales, two types of concentration risk have arisen. First, the distribution of these products is highly concentrated among a few key institutional producers. The Company's largest distributor of fixed annuities contributed approximately 65% of total fixed annuity deposits in 2002 and approximately 83% of total fixed annuity deposits in 2001. The top three distributors of fixed annuities contributed approximately 86% of 2002 deposits and approximately 91% of 2001 deposits. A change in the status of the Company's relationship with the largest producer would, at a minimum, require time and effort on the Company's behalf to replace the stream of new assets. Some of the new production exposure risk is mitigated by the use of reinsurance. Each reinsurance contract covers up to two years of new annuity issuances. As such, with each new reinsurance contract the Company has the ability to retain a larger share of a reduced production number, thereby preventing the Company's total new business retention from dropping directly proportional to a decline in direct sales.

Based on policyholder account balances, the Company's largest distributor accounted for approximately 62% of total fixed annuity reserves in 2002 and approximately 59% of total fixed annuity reserves in 2001. It is possible that a change in the Company's relationship with this distributor could result in the loss of existing business and a large outflow of the Company's general account assets along with the subsequent loss of the investment spread earned on those assets.

In order to minimize statutory capital strain related to the large increase in fixed annuity sales, the Company entered into coinsurance contracts with two reinsurers in 2002 and 2001. Effective January 31, 2003, the Company has recaptured the amount of business ceded to one of these reinsurers, leaving the Company with one reinsurer for new business reinsurance (see note 17). In addition, the Company's reinsurance agreement covering new business with this remaining reinsurer is only effective up to March 31, 2003. If the Company is unable to extend this agreement or find additional reinsurers, we could be required to limit future annuity sales, invest additional capital in the Company's insurance subsidiaries or both.


                                       7                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)

        EQUITY MARKET RISK is the risk related to the Company's individual variable annuity contracts which offer guaranteed minimum death benefit
        (GMDB) features. The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount. The specified amount may be based on the premiums paid, a contract value on a specified anniversary date or premiums paid increased by an annual interest rate factor, all of which are adjusted for amounts withdrawn.

        As of December 31, 2002, direct GMDB reserves were $13.7 million, ceded GMDB reserves were $9.6 million and net GMDB reserves were $4.1 million. As of December 31, 2001, direct GMDB reserves were $5.6 million, ceded GMDB reserves were $4.4 million and net GMDB reserves were $1.2 million.

        The total amount at risk under GMDB guarantees is determined by comparing each contract's account value at the end of the year to the GMDB amount. The total amount at risk under GMDB features as of December 31, 2002 was $381.4 million, of which $224.8 million was reinsured, with a net amount at risk of $156.6 million.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America
    (GAAP), which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see note 3).



    (a) VALUATION OF INVESTMENTS, RELATED GAINS AND LOSSES AND INVESTMENT INCOME

        Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no securities classified as trading.

        Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, at the fair value of the collateral less estimated costs to sell, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on nonaccrual status. Cash receipts on nonaccrual status mortgage loans on real estate are included in interest income in the period received.


                                       8                             (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)

      Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances.

      Realized gains and losses on the sale of investments are determined on the basis of specific security identification on the trade date. Any capital gains occurring in the Closed Block (see note 2(k)) portfolio are offset by increases in the deferred policyholder obligation for that group of policies. Estimates for valuation allowances and other-than-temporary declines of the fair value of invested assets are included in net realized gains and losses on investments.

      Management regularly reviews its fixed maturity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, the length of time the security's fair value has been below amortized cost or cost, and by how much, and specific credit issues related to the issuer, and current economic conditions. Also, the Company estimates the cash flows over the life of certain purchased beneficial interests in the securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interest is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment is recognized and the purchased beneficial interest is written down to fair value. Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment.

      Dividends are recorded on the ex-dividend date and interest is accrued as earned.

(b)   REVENUES AND BENEFITS

      Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life, and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

      Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life, variable universal life and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net interest margins, cost of insurance charges, policy administration charges and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.



                                       9                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)

      Accident and Health Insurance Products: Accident and health insurance premiums are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

(c)   DEFERRED POLICY ACQUISITION COSTS (DAC)

      The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For traditional nonparticipating life insurance products, DAC is predominantly being amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For traditional participating life insurance products, DAC is being amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits. For investment and universal life products, DAC is being amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, cost of insurance charges, policy administration charges, and surrender charges. DAC for participating life and investment and universal life business is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale (see note 2(a)).

      The Company's long-term assumption for net separate account performance is
      8.25 percent. Prior to 2002, actual net separate account performance had no immediate effect on assumptions of future projected performance. Beginning in 2002, the Company began to assume that the level of separate account assets resulting from market performance would revert, over a three year period, to the level expected if the long-term assumed trend rate had applied. This refinement to the estimation of long-term returns is commonly referred to as a reversion to the mean. The Company's policy regarding the reversion to the mean process does not permit projected returns to be below 2.67 percent or in excess of 16.60 percent during the three- year reversion period.

      Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.




                                       10                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)



(d)   SEPARATE ACCOUNTS

      Separate Account assets and liabilities represent contractholders' funds, which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed.

(e)   FUTURE POLICY BENEFITS

      Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued (see note 6).

      Future policy benefits for investment products in the accumulation phase, universal life insurance products and variable universal life insurance products have been calculated based on participants' contributions plus interest credited less applicable contract charges (see note 6).

(f)   PARTICIPATING BUSINESS

      Participating business represents approximately 9%, 18%, and 34% of the Company's ordinary life insurance in force in 2002, 2001, and 2000, respectively. The provision for policyholders' dividends is based on current dividend scales. Effective April 6, 2001, the Company entered into a Succession Rights Agreement with The Canada Life Assurance Company relating to the Company's group life and health insurance. As a result, the percentage of participating business declined in 2002 and 2001.

(g)   REINSURANCE CEDED

      Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

(h)   FEDERAL INCOME TAXES

      The Company is included as part of the consolidated federal income tax return of its ultimate parent, ONMH. The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.


                                       11                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)

    (i) CASH EQUIVALENTS

        For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

    (j) USE OF ESTIMATES

        In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

        The estimates susceptible to significant change are those used in determining the amortization of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, those used in determining valuation allowances for deferred tax assets, mortgage loans on real estate, and real estate, and those used in determining other-than-temporary declines in fair value of invested assets. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

    (k) CLOSED BLOCK

        The Reorganization contained an arrangement, known as a closed block (the Closed Block), to provide for dividends on policies that were in force on the Effective Date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the Reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the Reorganization, if the experience underlying such dividend scales continues. The assets, including revenue therefrom, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company is not required to support the payment of dividends on Closed Block policies from its general funds.

        The financial information of the Closed Block is consolidated with all other operating activities and while prepared in conformity with the American Institute of Certified Public Accountant's Statement of Position No. 00-3, Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts, reflects its contractual provisions and not its actual results of operations and financial position. Many expenses related to the Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.


                                       12                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)



        Summarized financial information of the Closed Block as of December 31, 2002 and 2001, and for each of the years in the three-year period ended December 31, 2002 follows:

                                                                        2002           2001
                                                                     -----------    -----------
Closed Block assets:
  Fixed maturity securities available-for-sale, at fair value
    (amortized cost of $317,995 and $295,858, as of
    December 31, 2002 and 2001, respectively)                       $    324,761        301,584
  Fixed maturity securities held-to-maturity, at amortized cost           75,333         74,868
  Mortgage loans on real estate, net                                      81,343         80,263
  Policy loans                                                           121,692        121,060
  Short-term investments                                                     699         12,958
  Accrued investment income                                                6,681          6,782
  Deferred policy acquisition costs                                       83,217         85,921
  Reinsurance recoverable                                                  1,842          2,304
  Other assets                                                             2,347          2,507
                                                                     -----------    -----------
                                                                    $    697,915        688,247
                                                                     ===========    ===========

Closed Block liabilities:
  Future policy benefits and claims                                 $    739,637        730,110
  Policyholders' dividend accumulations                                   17,976         18,020
  Other policyowner funds                                                  4,085          4,063
  Deferred tax liability                                                   2,368          2,004
                                                                     -----------    -----------
                                                                    $    764,066        754,197
                                                                     ===========    ===========


                                       13                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)

                                                      2002          2001            2000
                                                   -----------   ------------    -----------
Closed Block revenues and expenses:
  Traditional life insurance premiums             $    62,473         67,513         71,331
  Net investment income                                45,120         50,037         44,142
  Net realized (losses) gains on investments           (2,024)        (1,871)           866
  Benefits and claims                                 (68,270)       (67,108)       (76,671)
  Provision for policyholders' dividends on
    participating policies                            (25,647)       (27,172)       (25,421)
  Amortization of deferred policy acquisition
    costs                                              (2,282)        (5,409)        (2,820)
  Other operating costs and expenses                   (1,378)        (5,447)        (5,013)
                                                   -----------   ------------    -----------
      Income before Federal income taxes          $     7,992         10,543          6,414
                                                   ===========   ============    ===========

    (l) RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

        In January 2003, the Financial Accounting Standards Board (FASB) issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation ARB No. 51 (FIN 46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIE) where the equity investors do not have all of the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. Companies adopting FIN 46 must first identify VIEs with which they are involved and then determine whether they require consolidation. A company is deemed the "primary beneficiary" of a VIE if it holds a majority of the VIEs variable interest, and is therefore required to consolidate the VIE. A company holding a significant variable interest in a VIE but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. The Company is evaluating the potential impact of adopting FIN 46 on the results of operations and financial position.

        In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirement for Guarantees - an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34 (FIN 45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, Disclosure of Indirect Guarantees of Indebtedness of Others has been incorporated into FIN 45 without change. The adoption of the transition (components of FIN 45) by the Company on December 15, 2002 had no material impact on the financial position or results of operations of the Company. The adoption of the remaining components of FIN 45 on January 1, 2003 will not have a material impact on the financial position or results of operations of the Company.

                                       14                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)



        In June 2002, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 146, Accounting for Costs Associated with Exit or Disposal Activities (SFAS 146), which the Company adopted January 1, 2003. Adoption of SFAS 146 will not have any impact on the financial position or results of operations of the Company.

        In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statement No. 4, 44, and 64, Amendment of FASB Statement No. 13 and Technical Corrections (SFAS 145), which the Company adopted on October 1, 2002. The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

        In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supercedes SFAS 121, Accounting for Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions (APB 30). SFAS 144 was adopted by the Company on January 1, 2002 and carries forward many of the provisions of SFAS 121 and APB 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of SFAS 144 did not have a material impact on the results of operations or financial position of the Company.

        In June 2001, the FASB issued SFAS No. 141, Business Combinations and SFAS No. 142, Goodwill and Other Intangible Assets. SFAS No. 141 mandates the purchase method of accounting be used for all business combinations initiated after June 30, 2001, and establishes specific criteria for the recognition of intangible assets separately from goodwill. SFAS No. 142 addresses the accounting for goodwill and intangible assets subsequent to an acquisition. The Company was required to adopt SFAS No. 142 on January 1, 2002. The adoption of SFAS No. 141 and No. 142 did not have a material impact on the Company's results of operations or financial position.

        The Company adopted SFAS 133, Accounting for Derivative Instruments and Hedging Activities, as amended as of January 1, 2001. The impact of adoption was not material to the consolidated financial position of the Company. In December of 2002, the Company became aware of an SEC position that certain co-insurance with funds withheld reinsurance contracts contained embedded derivatives. As such, the embedded derivative within these contracts would need to be bifurcated and accounted for following the provisions of SFAS No. 133. In January of 2003, the FASB agreed to further review this issue and provide guidance on proper implementation and transition of the application of SFAS No.
        133. The Company has co-insurance funds withheld reinsurance contracts that, under the current SEC guidelines, would be deemed to have embedded derivatives. Absent

                                       15                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)


        additional guidance, there is no reasonable and consistent practice in the insurance industry for valuing this embedded derivative. The Company is currently working on a proposed method of valuation but is unable at this time to determine the final impact of this valuation. Any change in the Company's financial position due to this new guideline and subsequent valuation would be a non-cash item.

    (m) RECLASSIFICATIONS

        Certain amounts in the 2001 and 2000 consolidated financial statements have been reclassified to conform to the 2002 presentation.

(3) BASIS OF PRESENTATION

    The accompanying consolidated financial statements have been prepared in accordance with GAAP, which differs from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLIC and ONLAC, filed with the Department, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. ONLIC and ONLAC have no material permitted statutory accounting practices.

    The statutory basis net income (loss) of ONLIC and ONLAC, after intercompany eliminations was $(22,804), $(39), and $36,679 for the years ended December 31, 2002, 2001, and 2000, respectively. The statutory basis capital and surplus of ONLIC and ONLAC, after intercompany eliminations, was $519,149 and $464,035 as of December 31, 2002 and 2001, respectively.

    The NAIC completed a project to codify statutory accounting principles (Codification), and issued a new NAIC Accounting practices and Procedures Manual, which was effective January 1, 2001 for ONLIC and ONLAC. The significant change for ONLIC and ONLAC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification. The total impact of adopting codification to statutory basis capital and surplus were increases of $20,413 and $6,959 for ONLIC and ONLAC, respectively.

                                       16                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)

(4) OTHER COMPREHENSIVE INCOME

    Other Comprehensive Income includes net income as well as certain items that are reported directly within the separate components of stockholder's equity that bypass net income. The related before and after federal tax amounts for the years ended December 31, 2002, 2001, and 2000 were as follows:

                                                                   2002           2001           2000
                                                                -----------   ------------    -----------
Adjustment to future policy benefits and claims                $   (2,470)            --             --
Related Federal tax benefit                                           864             --             --
Unrealized gains (losses) on securities available-for-sale
  arising during the period:
    Net of adjustment to deferred policy acquisition costs          7,207         23,561         25,388
    Related Federal tax expense                                    (1,287)        (5,753)        (5,672)
                                                                -----------   ------------    -----------
        Net                                                         4,314         17,808         19,716
                                                                -----------   ------------    -----------
Less:
  Reclassification adjustment for net (losses) gains on
    securities available-for-sale realized during the
    period:
      Gross                                                         6,057         (7,677)        (2,618)
      Related Federal tax (expense) benefit                        (2,120)         2,687            916
                                                                -----------   ------------    -----------
        Net                                                         3,937         (4,990)        (1,702)
                                                                -----------   ------------    -----------
        Total other comprehensive income                       $      377         22,798         21,418
                                                                ===========   ============    ===========


                                       17                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)



(5) INVESTMENTS

    An analysis of investment income and realized gains (losses) by investment type follows for the years ended December 31:

                                                                           REALIZED GAINS (LOSSES) ON
                                              INVESTMENT INCOME                    INVESTMENTS
                                       -------------------------------   -------------------------------
                                         2002       2001       2000        2002       2001       2000
                                       ---------  ---------  ---------   ---------  ---------  ---------
Gross investment income:
  Securities available-for-sale:
    Fixed maturities                  $ 308,493    247,547    219,632     (75,513)   (11,428)    (1,820)
    Equity securities                       750      1,699      5,634      14,857    (13,604)       475
Fixed maturities held-to-maturity        68,263     63,557     67,136      (6,658)    (4,557)       (31)
Mortgage loans on real estate            88,968     91,918    101,037       3,514     (1,772)    (7,015)
Real estate                               6,276      2,065      1,351         (91)      (300)       245
Policy loans                             13,033     12,128     11,068          --         --         --
Other                                      (332)     3,553      4,611          --         --       (327)
Short-term                                1,385      3,903      6,312          --         --         --
                                       ---------  ---------  ---------   ---------  ---------  ---------
  Total gross investment
    income                              486,836    426,370    416,781     (63,891)   (31,848)    (8,473)

Investment expenses                     (25,394)   (13,354)   (13,947)         --         --         --
Gains attributable to Closed
  Block                                      --         --         --          --         --       (866)
Change in valuation allowances
  for mortgage loans on real
  estate                                     --         --         --        (273)      (213)     4,551
                                       ---------  ---------  ---------   ---------  ---------  ---------
                                                                             (273)      (213)     3,685
                                                                         ---------  ---------  ---------
    Net investment income             $ 461,442    413,016    402,834
                                       =========  =========  =========
    Net realized losses on
      investments                                                       $ (64,164)   (32,061)    (4,788)
                                                                         =========  =========  =========

    Realized losses on investments, as shown in the table above, include write-downs for other-than-temporary impairments (OTI) of $44,254, $12,393 and $0 for the years ended December 31, 2002, 2001 and 2000, respectively. As of December 31, 2002, bonds with a carrying value of $21,502, which have a cumulative write-down of $22,735 due to OTI, remained in the company's investment portfolio.


                                       18                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)


    The amortized cost and estimated fair value of securities available-for-sale and fixed maturities held-to-maturity were as follows:

                                                               DECEMBER 31, 2002
                                              --------------------------------------------------------
                                                               GROSS         GROSS
                                               AMORTIZED     UNREALIZED    UNREALIZED   ESTIMATED FAIR
                                                  COST         GAINS         LOSSES         VALUE
                                              ------------  ------------  ------------  --------------
Securities available-for-sale:
  Fixed maturities:
    U.S. Treasury securities and
      obligations of U.S. government
      corporations and agencies                $  100,748        12,157            --       112,905
    Obligations of states and political
      subdivisions                                 31,585         3,047            --        34,632
    Debt securities issued by foreign
      governments                                  11,071         2,059            --        13,130
    Corporate securities                        3,308,282       241,795      (124,614)    3,425,463
    Mortgage-backed securities                  1,819,710       108,365       (51,565)    1,876,510
                                              ------------  ------------  ------------  --------------
        Total fixed maturities               $  5,271,396       367,423      (176,179)    5,462,640
                                              ============  ============  ============  ==============
Equity securities                            $        579           330            (8)          901
                                              ============  ============  ============  ==============
Fixed maturity securities held-to-maturity:
  Obligations of states and political
    subdivisions                             $      8,101           601            --         8,702
    Corporate securities                          711,879        86,622        (5,410)      793,091
    Mortgage-backed securities                     22,832         4,166          (148)       26,850
                                              ------------  ------------  ------------  --------------
                                             $    742,812        91,389        (5,558)      828,643
                                              ============  ============  ============  ==============


                                       19                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)

                                                               DECEMBER 31, 2001
                                              --------------------------------------------------------
                                                               GROSS         GROSS
                                               AMORTIZED     UNREALIZED    UNREALIZED   ESTIMATED FAIR
                                                  COST         GAINS         LOSSES         VALUE
                                              ------------  ------------  ------------  --------------

Securities available-for-sale:
  Fixed maturities:
    U.S. Treasury securities and
      obligations of U.S. government
      corporations and agencies              $    95,680         9,353            --        105,033
    Obligations of states and political
      subdivisions                                84,640         7,118           (28)        91,730
    Debt securities issued by foreign
      governments                                  8,078         1,355            --          9,433
    Corporate securities                       2,588,978       100,004       (84,304)     2,604,678
    Mortgage-backed securities                 1,005,825        50,995        (8,163)     1,048,657
                                              ------------  ------------  ------------  --------------
        Total fixed maturities               $ 3,783,201       168,825       (92,495)     3,859,531
                                              ============  ============  ============  ==============
Equity securities                            $    32,420        31,149        (4,056)        59,513
                                              ============  ============  ============  ==============
Fixed maturity securities held-to-maturity:
  Obligations of states and political
      ubdivisions                                $13,228           682        (4,415)         9,495
  Corporate securities                           767,848        58,174        (5,173)       820,849
  Mortgage-backed securities                      26,065         1,699           (85)        27,679
                                              ------------  ------------  ------------  --------------
                                             $   807,141        60,555        (9,673)       858,023
                                              ============  ============  ============  ==============

    The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

                                                               2002            2001
                                                           -------------   -------------
Gross unrealized gain                                     $     191,566         103,423
Less:
  Unrealized gains related to Closed Block                        6,766           5,726
  Unrealized gain due to reinsurers (note 15)                    33,819              --
  Adjustments to future policy benefits and claims                2,470              --
  Adjustment to deferred policy acquisition costs                79,277          25,241
  Deferred Federal income tax                                    21,269          24,315
                                                           -------------   -------------
                                                          $      47,965          48,141
                                                           =============   =============


                                       20                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)



    An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:

                                                      2002            2001            2000
                                                  -----------      -----------     -----------
Securities available-for-sale:
  Fixed maturities                                $ 114,914            46,285          70,744
  Equity securities                                 (26,771)            5,034         (13,946)
  Fixed maturity securities held-to-maturity         34,949            17,247          29,350

    The amortized cost and estimated fair value of fixed maturity securities available-for-sale and fixed maturity securities held-to-maturity as of December 31, 2002, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are allocated based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2002.

                                                            FIXED MATURITY SECURITIES
                                              ------------------------------------------------------
                                                  AVAILABLE-FOR-SALE           HELD-TO-MATURITY
                                              --------------------------  --------------------------
                                               AMORTIZED     ESTIMATED     AMORTIZED     ESTIMATED
                                                 COST        FAIR VALUE      COST        FAIR VALUE
                                              ------------  ------------  ------------  ------------
Due in one year or less                      $    113,457       116,744       18,773        19,198
Due after one year through five years             451,057       478,621      226,479       240,811
Due after five years through ten years          1,260,245     1,312,660      331,638       373,576
Due after ten years                             3,446,637     3,554,615      165,922       195,058
                                              ------------  ------------  ------------  ------------
                                             $  5,271,396     5,462,640      742,812       828,643
                                              ============  ============  ============  ============

    Proceeds from the sale of securities available-for-sale (excluding calls) during 2002, 2001, and 2000 were $1,602,249, $595,198, and $284,001, respectively. Gross gains of $37,359 ($4,008 in 2001 and $758 in 2000) and gross losses of $121,404 ($15,617 in 2001 and $8,038 in 2000) were realized on those sales.

    Investments with an amortized cost of $12,708 as of December 31, 2002 and 2001, respectively, were on deposit with various regulatory agencies as required by law.

    Real estate is presented at cost less accumulated depreciation of $941 in 2002 ($2,736 in 2001), and valuation allowances of $0 in 2002 and 2001.

    The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. There was one foreclosure of a mortgage loan on real estate in 2002 and two foreclosures in 2001.

                                       21                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)

(6) FUTURE POLICY BENEFITS AND CLAIMS

    The liability for future policy benefits for universal life insurance policies and investment contracts (approximately 83% and 79% of the total liability for future policy benefits as of December 31, 2002 and 2001, respectively) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 6.1%, 6.3% and 6.1% for the years ended December 31, 2002, 2001, and 2000, respectively.

    The liability for future policy benefits for traditional life policies has been established based upon the net level premium method using the following assumptions:

                        YEAR OF ISSUE                INTEREST RATE
               --------------------------------      -------------
               2002, 2001 and 2000                          4.0%
               1999 and prior                        2.25 - 6.0%

    Withdrawals:
    Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

    Mortality:
    Mortality and morbidity rates are based on published tables, guaranteed in insurance contracts.

(7) NOTES PAYABLE

    On September 28, 2001, ONLIC issued a $50,000, 7.5% surplus note to its parent, ONFS. This note matures on September 28, 2021. On July 11, 1994, ONLIC issued $50,000, 8.875% surplus notes, due July 15, 2004. On May 21, 1996, ONLIC issued $50,000, 8.5% surplus notes, due May 15, 2026. Concurrent with the issue of the notes on May 21, 1996, $15,000 of the notes issued on July 11, 1994 were retired.

    Total interest expense, including amounts paid to ONFS, was $11,106, $8,372 and $7,434 for the years ended December 31, 2002, 2001 and 2000, respectively. Total interest expense is included in investment expenses as a component of net investment income.

    The surplus notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Director of the Department. All issuance costs have been capitalized and are being amortized over the terms of the notes.

                                       22                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)

(8) FEDERAL INCOME TAX

    Prior to 1984, the Life Insurance Company Income Tax Act of 1959, as amended by the Deficit Reduction Act of 1984 (DRA), permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in the Policyholders' Surplus Account (PSA). Management considers the likelihood of distributions from the PSA to be remote; therefore, no Federal income tax has been provided for such distributions in the consolidated financial statements. The DRA eliminated any additional deferrals to the PSA. Any distributions from the PSA, however, will continue to be taxable at the then current tax rate. The pre-tax balance of the PSA is approximately $5,257 as of December 31, 2002 and 2001, respectively.

    Total Federal income tax expense for the years ended December 31, 2002, 2001, and 2000 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                             2002                   2001                   2000
                                     --------------------   --------------------   --------------------
                                      AMOUNT        %        AMOUNT        %        AMOUNT        %
                                     ---------  ---------   ---------  ---------   ---------  ---------
Computed (expected) tax expense     $  25,318       35.0   $  34,941       35.0   $  41,889       35.0
Dividends received deduction and
  tax exempt interest                  (1,461)      (2.0)       (700)      (0.7)     (2,165)      (1.8)
Other, net                             (1,609)      (2.2)         60        0.1       1,688        1.4
                                     ---------  ---------   ---------  ---------   ---------  ---------
Total expense and effective rate    $  22,248       30.8   $  34,301       34.4   $  41,412       34.6
                                     =========  =========   =========  =========   =========  =========

                                       23                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2002, 2001 and 2000
                             (Dollars in thousands)


The tax effects of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability as of December 31, 2002 and 2001 relate to the following:

                                                            2002           2001
                                                            ----           ----
Deferred tax assets:
  Pension and benefit obligations                        $  18,593       20,184
  Future policy benefits                                   502,643      310,100
  Mortgage loans on real estate                              2,399        2,304
  Capital loss carryforward                                 10,402           --
  Other                                                     27,273       24,528
                                                         ---------    ---------
    Total gross deferred tax assets                        561,310      357,116

Deferred tax liabilities:
  Fixed maturity securities available-for-sale              55,841       26,720
  Deferred policy acquisition costs                        121,136      115,385
  Other fixed maturities, equity securities, and other
    long-term investments                                      112        8,433
Fixed assets                                                 2,856           --
Reinsurance recoverable                                    402,255      225,146
Other                                                       18,433       12,647
                                                         ---------    ---------
    Total gross deferred tax liabilities                   600,633      388,331
                                                         ---------    ---------
    Net deferred tax liability                           $ (39,323)     (31,215)
                                                         =========    =========


The Company has determined that a deferred tax asset valuation allowance was not needed as of December 31, 2002 and 2001. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers primarily the scheduled reversal of deferred tax liabilities and tax planning strategies in making this assessment and believes it is more likely than not the Company will realize the benefits of the deductible differences remaining at December 31, 2002.


                                       24                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2002, 2001 and 2000
                             (Dollars in thousands)

(9)     DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

        SFAS No. 107, Disclosures About Fair Value of Financial Instruments (SFAS No. 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS No. 107 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company. The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

        The following methods and assumptions were used by the Company in estimating its fair value disclosures:

        CASH, SHORT-TERM INVESTMENTS, AND POLICY LOANS - The carrying amount reported in the consolidated balance sheets for these instruments approximate their fair value.

        INVESTMENT SECURITIES - Fair value for equity securities and fixed maturity securities generally represent quoted market prices traded in the public market place. For fixed maturity securities not actively traded, or in the case of private placements, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and duration of investments.

        SEPARATE ACCOUNT ASSETS AND LIABILITIES - The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the accumulated contract values in the Separate Account portfolios.

        MORTGAGE LOANS ON REAL ESTATE - The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

        DEFERRED AND IMMEDIATE ANNUITY AND INVESTMENT CONTRACTS - Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

        NOTES PAYABLE - The fair value for the notes payable was determined by discounting the scheduled cash flows of the notes using a market rate applicable to the yield, credit quality, and maturity of similar debt instruments.

        POLICYHOLDERS' DIVIDEND ACCUMULATIONS AND OTHER POLICYHOLDER FUNDS - The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.


                                       25                           (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2002, 2001 and 2000
                             (Dollars in thousands)


The carrying amount and estimated fair value of financial instruments subject to SFAS No. 107 disclosure requirements were as follows as of December 31:

                                                        2002                         2001
                                              -------------------------   ----------------------------
                                              CARRYING      ESTIMATED     CARRYING          ESTIMATED
                                               AMOUNT       FAIR VALUE      AMOUNT          FAIR VALUE
                                               ------       ----------      ------          ----------
Assets:
  Investments:
    Securities available-for-sale:
      Fixed maturities                        $5,462,640       5,462,640       3,859,531       3,859,531
      Equity securities                              901             901          59,513          59,513
    Fixed maturities held-to-maturity            742,812         828,643         807,141         858,023
    Mortgage loans on real estate              1,114,147       1,216,471       1,065,143       1,113,632
    Policy loans                                 179,258         179,258         178,641         178,641
    Short-term investments                            --              --           8,698           8,698
Cash                                              99,958          99,958         178,362         178,362
Assets held in Separate Accounts               1,728,395       1,728,395       2,034,394       2,034,394

Liabilities:
  Guaranteed investment contracts                659,088         683,653         840,129         864,865
  Individual deferred annuity contracts        3,618,203       2,670,282       2,207,569       2,198,405
  Other annuity contracts                        781,994         835,043         973,719         988,633
  Policyholders' dividend accumulations
    and other policyholder funds                  78,405          78,405          77,838          77,838
Notes payable                                    134,451         156,225         134,408         141,439
Liabilities related to Separate Accounts       1,717,682       1,717,682       2,018,243       2,018,243


(10)    ADDITIONAL FINANCIAL INSTRUMENTS DISCLOSURE

        (a) FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

            The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds, and venture capital partnerships of approximately $74,672 and $44,263 as of December 31, 2002 and 2001, respectively. These commitments involve to varying degrees, elements of credit and market risk in excess of amounts recognized in the consolidated financial statements. The credit risk of all financial instruments, whether on- or off-balance sheet, is controlled through credit approvals, limits, and monitoring procedures.

                                       26                           (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2002, 2001 and 2000
                             (Dollars in thousands)



        (b) SIGNIFICANT CONCENTRATIONS OF CREDIT RISK

            Mortgage loans are collateralized by the underlying properties. Collateral must meet or exceed 125% of the loan at the time the loan is made. The Company grants mainly commercial mortgage loans to customers throughout the United States. The Company has a diversified loan portfolio and total loans in any state do not exceed 10% of the total loan portfolio as of December 31, 2002. The summary below depicts loan exposure of remaining principal balances by type as of December 31, 2002 and 2001:

                                                  2002                2001
                                                  ----                ----
Mortgage assets by type:

 Retail                                       $   360,587           333,798
 Office                                           298,276           268,289
 Apartment                                        192,548           236,809
 Industrial                                       137,053           131,227
 Other                                            131,402           100,389
                                              -----------       -----------
                                                1,119,866         1,070,512

Less valuation allowances                          (5,719)           (5,369)
                                              -----------       -----------
    Total mortgage loans on real estate, net  $ 1,114,147         1,065,143
                                              ===========       ===========



(11) PENSIONS AND OTHER POSTRETIREMENT BENEFITS

     The Company sponsors a fully funded pension plan covering all home office employees hired prior to January 1, 1998. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years. The Company also sponsors unfunded pension plans covering certain home office employees where benefits exceed Code 401(a)(17) and Code 415 limits and covering general agents. The general agents plan provides benefits based on years of service and average compensation during the final five and ten years of service.

     The Company currently offers eligible retirees the opportunity to participate in a health and group life plan. The Company has two post-retirement benefit plans (other benefits), one is offered to home office employees, the other is offered to career agents.

     HOME OFFICE POST-RETIREMENT BENEFITS PLAN

     The Company provides a declining service schedule. Only home office employees hired prior to January 1, 1998 may become eligible for these benefits provided that the employee meets the age and years of service requirements. The plan states that an employee becomes eligible as follows: age 55 with 20 years of credited service at retirement, age 56 with 18 years of service, age 57 with 16 years of service grading to age 64 with 2 years of service. The health plan is contributory with retirees contributing approximately 45% of premium for coverage.


                                       27                           (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2002, 2001 and 2000
                             (Dollars in thousands)



     AGENTS POST-RETIREMENT BENEFITS PLAN

     Only career agents with contracts effective prior to January 1, 1996 may become eligible for these benefits provided that the agent is at least age 55 and has 15 years of credited service at retirement. The health plan is contributory, with retirees contributing approximately 47% of premium for coverage.

     Information regarding the funded status of the pension plans as a whole and other benefits as a whole as of December 31, 2002 and 2001 is as follows:

                                                  PENSION BENEFITS               OTHER BENEFITS
                                               -----------------------      -------------------------
                                                  2002          2001           2002           2001
                                                  ----          ----           ----           ----
Change in benefit obligation:
  Benefit obligation at beginning of year      $ 46,777         40,407         10,266          6,557
  Service cost                                    1,830          1,771            286            361
  Interest cost                                   3,553          3,402            669            762
  Amendments                                       (117)            --             --             --
  Actuarial loss (gain)                             154          3,036         (1,600)          2934
  Benefits paid                                  (5,923)        (1,839)          (287)          (348)
                                               --------       --------       --------       --------
  Benefit obligation at end of year            $ 46,274         46,777          9,334         10,266
                                               ========       ========       ========       ========
Change in plan assets:
  Fair value of assets at beginning of
    year                                         25,517         28,793             --             --
  Actual return on plan assets                   (4,029)        (3,595)            --             --
  Employer contribution                           8,800          1,129             --             --
  Benefits paid                                  (4,299)          (810)            --             --
                                               --------       --------       --------       --------
  Fair value of assets at end of year          $ 25,989         25,517             --             --
                                               ========       ========       ========       ========
Calculation of funded status:
  Funded status                                $(20,285)       (21,260)        (9,334)       (10,266)
  Unrecognized actuarial loss (gain)             18,047         11,642           (311)         1,240
  Unrecognized prior service cost                (1,609)          (881)        (4,731)        (5,236)
                                               --------       --------       --------       --------
      Net amount recognized                    $ (3,847)       (10,499)       (14,376)       (14,262)
                                               ========       ========       ========       ========



                                       28                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2002, 2001 and 2000
                             (Dollars in thousands)



The following table shows the portions of the above values, in aggregate, attributable to the pension plans whose accumulated benefit obligation exceeds plan assets:

                                                                                 PENSION BENEFITS
                                                              -------------------------------------------------------
                                                                   2002              2001                     2000
                                                              ------------         ---------               ----------
Projected benefit obligation                                  $     15,335            17,288                  14,397
Accumulated benefit obligation                                      12,514            13,081                  11,154
Assets                                                                  --                --                      --
Minimum liability                                                   12,514            13,081                  11,154
Accrued pension cost                                               (12,286)          (11,631)                (10,023)
Unrecognized transition obligation                                   1,174             1,410                   1,645

Effective December 31, 2000, the Company transferred the obligations of two of its unfunded retirement plans to ONFS. These plans are nonqualified, defined benefit plans. In addition to the liabilities transferred, those employees covered by these plans became employees of ONFS effective December 31, 2000. The expenses related to these plans prior to the transfer are reflected in the Company's 2000 consolidated statement of income.

Weighted average assumptions used in calculating the funded status and net periodic benefit cost of the pension plans and other benefits were as follows:

                                                          PENSION BENEFITS                                 OTHER BENEFITS
                                                  --------------------------------              ---------------------------------
                                                    2002                   2001                    2002                    2001
                                                  --------               ---------              ---------               ---------
Discount rate                                       6.20%                  6.45%                  7.00%                   7.25%
Expected return on plan assets                      9.50%                 10.50%                     --                      --
Rate of compensation increase                       5.25%                  5.10%                     --                      --


For measurement purposes, the Company assumes an increase in the per capita cost of covered health care benefits of 9% decreasing by 1% annually to an ultimate rate of 5%.

                                       29                           (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2002, 2001 and 2000
                             (Dollars in thousands)



Components of net periodic benefit cost for the pension plans and other benefits for the years ended December 31, 2002, 2001 and 2000 were as follows:

                                                                    PENSION BENEFITS
                                            -------------------------------------------------------------------
                                                     2002                        2001                  2000
                                            ------------------              ------------           -----------
Service cost                                $           1,830                      1,771                 2,061
Interest cost                                           3,553                      3,402                 3,524
Expected return on plan assets                         (2,329)                    (2,918)               (3,553)
Amortization of prior service cost                       (241)                      (123)                  (67)
Recognized actuarial loss (gain)                          959                        374                (1,119)
                                            -----------------               ------------           -----------
  Net periodic benefit cost                 $           3,772                      2,506                   846
                                            =================               ============           ===========

                                                                     OTHER BENEFITS
                                            -------------------------------------------------------------------
                                                   2002                      2001                     2000
                                            -----------------         -----------------          --------------
Service cost                                              286                        361                   267
Interest cost                                             669                        762                   464
Expected return on plan assets                             --                         --                    --
Amortization of prior service cost                       (505)                      (505)                 (505)
Recognized actuarial loss (gain)                           --                        136                  (122)
                                                  -----------              -------------           -----------
  Net periodic benefit cost                               450                        754                  104
                                                  ===========              =============           ===========


The health care cost trend rate assumption has a significant effect on the amounts reported for the health care plan. A 1% point increase in the assumed health care cost trend rate would increase the accumulated postretirement benefit obligation as of December 31, 2002 and 2001 by $454 and $395, respectively, and the net periodic postretirement benefit cost for the years ended December 31, 2002, 2001, and 2000 by $97, $16, and $17, respectively.

The Company also maintains a qualified contributory defined contribution profit sharing plan covering substantially all employees. Company contributions to the profit sharing plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense for contributions to the plan for 2002, 2001, and 2000 were $1,860, $1,814 and $1,653, respectively.

Employees hired on or after January 1, 1998 are covered by a defined contribution pension plan. The expense reported for this plan was $447, $279, and $241 in 2002, 2001, and 2000, respectively.

The Company's qualified pension and post retirement benefit plans include participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Most of ONFS's employees were employees of the Company prior to January 1, 2001 and were participants in the benefit plan at that time.



                         30                                         (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2002, 2001 and 2000
                             (Dollars in thousands)

          The Company has other deferred compensation and supplemental pension plans. The expenses for these plans in 2002, 2001, and 2000 were $5,159, $9,171, and $6,800, respectively.

     (12) Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

          ONLIC and ONLAC exceed the minimum risk-based capital (RBC) requirements as established by the NAIC as of December 31, 2002. Also, the impact of adoption of Codification by ONLIC and ONLAC as of January 1, 2001 (see note 3) did not have a material impact on their respective RBC levels.

          The Company had designated a portion of retained earnings for separate account contingencies and investment guarantees totaling $1,647 as of December 31, 2001. At December 31, 2002, this designation was no longer required as Actuarial Guideline No. 34 eliminated this requirement.

          The payment of dividends by ONLIC to its parent, ONFS, is limited by Ohio insurance laws. The maximum dividend that may be paid to ONFS without prior approval of the Director of Insurance is limited to the greater of ONLIC's statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of the company, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $50,900 may be paid by ONLIC to ONFS in 2003 without prior approval. No dividends were paid by ONLIC to ONFS in 2002 or 2001. Dividends of approximately $55,000 were paid by ONLIC to ONFS in November 2000.

          The payment of dividends by ONLAC to ONLIC is also limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of ONLAC's statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of the company, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $11,300 may be paid by ONLAC to ONLIC in 2003 without prior approval. ONLAC paid $12,000 to ONLIC in December of 2002. No additional dividend payments may be made in 2003 until December without prior approval. ONLAC paid dividends to ONLIC of $24,000 in 2001 and paid no dividends in 2000.

          During 2002, ONFS made a $50,000 capital contribution to ONLIC in order to strengthen ONLIC's statutory capital position

     (13) Bank Line of Credit

          As of December 31, 2002, the Company had a $100,000 revolving credit facility, of which, $50,000 was automatic and $50,000 was discretionary. The Company utilized this facility on various occasions in 2002 for amounts up to $50,000. Total interest and fees paid on this line of credit were $25 in 2002. There was no borrowing outstanding on this facility as of December 31, 2002. As of December 31, 2001, the Company had a $10,000 unsecured line of credit, which was not utilized during that year.


                                       31                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2002, 2001 and 2000
                             (Dollars in thousands)

     (14) Contingencies

          ONLIC and its subsidiaries are defendants in various legal actions arising in the normal course of business. While the outcome of such matters cannot be predicted with certainty, management believes such matters will be resolved without material adverse impact on the financial condition of the Company.

     (15) Reinsurance

          The Company routinely enters into reinsurance transactions with other insurance companies. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders. Ceded premiums approximated 20%, 16%, and 15% of gross earned life and accident and health premiums during 2002, 2001, and 2000, respectively.

          In 2002 and 2001, the Company entered into coinsurance agreements to facilitate additional sales of fixed annuity products. The effect of these agreements is that the Company retains approximately 1/3 of the financial benefits and risks of certain fixed annuities issued. As these are deposit type products, there is no impact on reported premiums.

          The ceded reserves attributable to these agreements were $954,209 in 2002 and $434,584 in 2001. Because these agreements are designed as coinsurance with funds withheld, the Company retains and invests all of the associated assets and provides monthly settlements with its reinsurers based on all income, benefit and expense items. As of December 31, 2002, the Company recognized a liability of $33,819 related to unrealized gains on funds withheld that would be payable to reinsurers if realized, and a corresponding reduction to unrealized gains, which are reflected in Other Comprehensive Income. This liability was $0 at December 31, 2001. Effective January 31, 2003, the Company recaptured one of the reinsurers' shares of this business and terminated that agreement (see note 17).

     (16) Segment Information

          The Company conducts its business in three operating segments: individual life insurance, pension and annuities, and other insurance. Individual life insurance includes whole life, universal life, variable universal life and term life. All products within this segment share similar distribution systems and some degree of mortality (loss of life) risk. Pension and annuities include fixed and variable deferred and immediate annuities issued to individuals as well as guaranteed investment and accumulated deposit contracts issued to groups. The products in this segment are primarily designed for asset accumulation and generation of investment returns. Other insurance includes individual disability insurance along with group life and disability insurance. These lines are viewed as "complementary" lines that allow us to provide a broad portfolio of products to enhance sales in our two primary operating segments. In addition to our operating segments, certain assets not specifically allocated to support any product line, along with various corporate expenses and liabilities, are assigned to the corporate segment. All revenue, expense, asset, and liability amounts are allocated to one of the four segments. As such, the sum of the financial information from these segments equals the information for the Company as a whole.

                                       32                           (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2002, 2001 and 2000
                             (Dollars in thousands)



          The Company entered into a Succession Rights Agreement with The Canada Life Assurance Company effective April 6, 2001 relating to the Company's group life and health insurance. The amount shown in "Other income" for the other insurance segment in 2001 is the earned portion of the proceeds generated by this agreement. The final $1,165 of additional proceeds were recognized in earnings in 2002 as all final obligations of the agreement were met.

                                                                   YEAR ENDED OR AS OF DECEMBER 31, 2002
                                            ---------------------------------------------------------------------------------
                                            INDIVIDUAL       PENSION
                                              LIFE             AND                OTHER
                                            INSURANCE       ANNUITIES           INSURANCE      CORPORATE            TOTAL
                                            ---------       ---------           ---------      ---------            -----
Revenues:
  Traditional life insurance premiums      $   126,794               --              881                --           127,675
  Annuity premiums and charges                      --           42,256               --                --            42,256
  Universal life policy charges                 69,777               --               --                --            69,777
  Accident and health insurance
    premiums                                        --               --           20,210                --            20,210
  Net investment income                        143,773          311,153           10,216            (3,700)          461,442
  Net realized losses on investments                --               --               --           (64,164)          (64,164)
  Other income                                     674           19,700            1,342               243            21,959
                                           -----------      -----------      -----------       -----------       -----------

                                               341,018          373,109           32,649           (67,621)          679,155
                                           -----------      -----------      -----------       -----------       -----------

  Benefits and expenses:
    Benefits and claims                        188,222          235,322           20,783               407           444,734
    Provision for policyholders'
      dividends on participating
        policies                                30,073                9              416                --            30,498
  Operating expenses                            61,342           74,328            6,737           (10,821)          131,586
                                           -----------      -----------      -----------       -----------       -----------

                                               279,637          309,659           27,936           (10,414)          606,818
                                           -----------      -----------      -----------       -----------       -----------

Income (loss) before Federal income
  taxes                                    $    61,381           63,450            4,713           (57,207)           72,337
                                           ===========      ===========      ===========       ===========       ===========

Total assets as of December 31, 2002       $ 2,640,390        8,030,411          232,669           261,670        11,165,140
                                           -----------      -----------      -----------       -----------       -----------



                                       33                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2002, 2001 and 2000
                             (Dollars in thousands)

                                                                    YEAR ENDED OR AS OF DECEMBER 31, 2001
                                           ------------------------------------------------------------------------------------
                                             INDIVIDUAL             PENSION
                                                 LIFE                 AND               OTHER
                                              INSURANCE             ANNUITIES          INSURANCE      CORPORATE        TOTAL
                                           -----------------      ------------      -------------   -----------     -----------
Revenues:
  Traditional life insurance premiums          $     109,065                --             21,035           --         130,100
  Annuity premiums and charges                            --            30,560                 --           --          30,560
  Universal life policy charges                       65,006                --                 --           --          65,006
  Accident and health insurance
  premiums                                                --                --             26,036           --          26,036
  Net investment income                              134,543           265,194              9,820        3,459         413,016
  Net realized losses on investments                      --                --                 --     (32,061)        (32,061)
  Other income                                           551            18,711              7,280           86          26,628
                                               -------------        ----------       ------------   ----------      ----------
                                                     309,165           314,465             64,171     (26,746)         659,285
                                               -------------        ----------       ------------   ----------      ----------

Benefits and expenses:
  Benefits and claims                                172,870           211,046             28,193           --         412,109
  Provision for policyholders' dividends
  on participating policies                           29,651                13                 10           --          29,674
  Operating expenses                                  62,600            38,156             13,184        3,731         119,441
                                               -------------        ----------       ------------   ----------      ----------
                                                     265,121           249,215             41,387        3,731         559,454
                                               -------------        ----------       ------------   ----------      ----------
Income (loss) before Federal income
  taxes                                        $      44,044            65,250             22,784     (32,247)          99,831
                                               =============        ==========       ============   ==========      ==========
Total assets as of December 31, 2001           $   2,565,823         6,204,589            233,647      444,136       9,448,193
                                               =============        ==========       ============   ==========      ==========

                                   34                               (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2002, 2001 and 2000
                             (Dollars in thousands)

                                                                  YEAR ENDED OR AS OF DECEMBER 31, 2000
                                          ---------------------------------------------------------------------------------
                                            INDIVIDUAL           PENSION
                                              LIFE                 AND                OTHER
                                            INSURANCE            ANNUITIES          INSURANCE      CORPORATE      TOTAL
                                          ---------------     -------------      -------------   ------------  ------------
Revenues:
   Traditional life insurance premiums    $       105,171                --             31,020             --      136,191
   Annuity premiums and charges                        --            46,100                 --             --       46,100
   Universal life policy charges                   60,508                --                 --             --       60,508
   Accident and health insurance
   premiums                                            --                --             26,001             --       26,001
   Net investment income                          124,385           258,834              8,918         10,697      402,834
   Net realized losses on investments                  --                --                 --        (4,788)      (4,788)
   Other income                                       131            21,810                 --        (1,063)       20,878
                                          ---------------     -------------      -------------   ------------  -----------
                                                  290,195           326,744             65,939          4,846      687,724
                                          ---------------     -------------      -------------   ------------  -----------

Benefits and expenses:
   Benefits and claims                            164,690           215,896             46,947             --      427,533
   Provision for policyholders' dividends
   on participating policies                       26,623                18                  5             --       26,646
   Operating expenses                              44,939            45,946             14,476          8,492      113,863
                                          ---------------     -------------      -------------   ------------  -----------
                                                  236,252           261,870             61,428          8,492      568,042
                                          ---------------     -------------      -------------   ------------  -----------
Income (loss) before Federal income
   taxes                                  $        53,943            64,847              4,511        (3,646)      119,682
                                          ===============     =============      =============   ============  ===========
Total assets as of December 31, 2000      $     2,225,182         5,086,540            177,419        319,688    7,808,829
                                          ===============     =============      =============   ============  ===========


(17)    SUBSEQUENT EVENT

        Effective January 31, 2003, the Company has recaptured the portion of its fixed annuity business that had been ceded to Annuity and Life Reassurance, LTD under a funds withheld modified co-insurance contract. As part of the termination agreement dated February 14, 2003, the Company paid a recapture fee of $5,000. In conjunction with the recapture, the Company will increase future policy benefits by approximately $375,700, which is offset by the release of the corresponding funds withheld liability.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2002

                                                            ASSETS                      CONTRACT OWNERS' EQUITY
                                                        --------------    ---------------------------------------------------
                                                                                                ANNUITY
                                                                           CONTRACTS IN       RESERVES FOR
                                                        INVESTMENTS AT     ACCUMULATION       CONTRACTS IN     TOTAL CONTRACT
                                                          FAIR VALUE      PERIOD (NOTE 2)    PAYMENT PERIOD    OWNERS' EQUITY
                                                        --------------    ---------------    --------------    --------------

OHIO NATIONAL FUND, INC.:
Equity Subaccount
1,267,266 Shares (Cost $32,690,667)...................   $21,796,979        $21,308,417         $488,562        $21,796,979
Money Market Subaccount
459,057 Shares (Cost $4,590,571)......................     4,590,571          3,826,483          764,088          4,590,571
Bond Subaccount
448,178 Shares (Cost $4,617,236)......................     4,593,829          4,554,737           39,092          4,593,829
Omni Subaccount
976,672 Shares (Cost $16,314,238).....................     9,727,652          9,498,533          229,119          9,727,652
International Subaccount
1,289,962 Shares (Cost $17,291,817)...................     8,513,751          8,505,569            8,182          8,513,751
Capital Appreciation Subaccount
856,400 Shares (Cost $11,192,986).....................     9,497,478          9,462,037           35,441          9,497,478
Discovery Subaccount
529,178 Shares (Cost $12,319,092).....................     6,434,801          6,434,801                0          6,434,801
International Small Company Subaccount
265,734 Shares (Cost $3,558,666)......................     2,123,212          2,123,212                0          2,123,212
Aggressive Growth Subaccount
178,492 Shares (Cost $1,879,701)......................       742,526            742,526                0            742,526
Small Cap Growth Subaccount
233,181 Shares (Cost $3,295,657)......................     1,177,566          1,177,566                0          1,177,566
Growth & Income Subaccount
696,033 Shares (Cost $10,119,427).....................     6,633,198          6,621,190           12,008          6,633,198
S&P 500 Index Subaccount
958,169 Shares (Cost $13,346,032).....................     8,728,920          8,633,178           95,742          8,728,920
Social Awareness Subaccount
17,111 Shares (Cost $198,506).........................        88,464             88,464                0             88,464
Blue Chip Subaccount
30,022 Shares (Cost $301,813).........................       243,175            243,175                0            243,175
Equity Income Subaccount
14,457 Shares (Cost $122,126).........................       104,960            104,960                0            104,960
High Income Bond Subaccount
41,883 Shares (Cost $310,309).........................       288,153            288,153                0            288,153
Capital Growth Subaccount
34,578 Shares (Cost $853,548).........................       354,422            354,422                0            354,422
Nasdaq-100 Index Subaccount
83,608 Shares (Cost $336,161).........................       214,873            214,873                0            214,873
Bristol Subaccount
3,020 Shares (Cost $25,261)...........................        23,857             23,857                0             23,857
Bryton Growth Subaccount
6,729 Shares (Cost $51,029)...........................        46,293             46,293                0             46,293

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2002

                                                            ASSETS                      CONTRACT OWNERS' EQUITY
                                                        --------------    ---------------------------------------------------
                                                                                                ANNUITY
                                                                           CONTRACTS IN       RESERVES FOR
                                                        INVESTMENTS AT     ACCUMULATION       CONTRACTS IN     TOTAL CONTRACT
                                                          FAIR VALUE      PERIOD (NOTE 2)    PAYMENT PERIOD    OWNERS' EQUITY
                                                        --------------    ---------------    --------------    --------------
DOW TARGET 10 PORTFOLIOS:
November Subaccount
5,835 Shares (Cost $47,181)...........................   $    45,050        $    45,050         $      0        $    45,050

DOW TARGET 5 PORTFOLIOS:
January Subaccount
10 Shares (Cost $96)..................................            84                 84                0                 84
February Subaccount
146 Shares (Cost $1,495)..............................         1,340              1,340                0              1,340
March Subaccount
444 Shares (Cost $4,634)..............................         3,729              3,729                0              3,729
April Subaccount
29 Shares (Cost $319).................................           217                217                0                217
May Subaccount
17 Shares (Cost $163).................................           121                121                0                121
June Subaccount
15 Shares (Cost $169).................................           119                119                0                119
July Subaccount
15 Shares (Cost $168).................................           126                126                0                126
August Subaccount
14 Shares (Cost $155).................................           149                149                0                149
September Subaccount
18 Shares (Cost $151).................................           130                130                0                130
October Subaccount
19 Shares (Cost $152).................................           156                156                0                156
November Subaccount
9,662 Shares (Cost $69,277)...........................        67,343             67,343                0             67,343
December Subaccount
15 Shares (Cost $162).................................           125                125                0                125

JANUS ASPEN SERIES -- INSTITUTIONAL SHARES:
Growth Subaccount
72,618 Shares (Cost $2,262,311).......................     1,060,945          1,060,945                0          1,060,945
Worldwide Growth Subaccount
57,763 Shares (Cost $2,538,503).......................     1,215,919          1,215,919                0          1,215,919
Balanced Subaccount
84,046 Shares (Cost $2,117,226).......................     1,730,502          1,728,604            1,898          1,730,502

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2002

                                                            ASSETS                      CONTRACT OWNERS' EQUITY
                                                        --------------    ---------------------------------------------------
                                                                                                ANNUITY
                                                                           CONTRACTS IN       RESERVES FOR
                                                        INVESTMENTS AT     ACCUMULATION       CONTRACTS IN     TOTAL CONTRACT
                                                          FAIR VALUE      PERIOD (NOTE 2)    PAYMENT PERIOD    OWNERS' EQUITY
                                                        --------------    ---------------    --------------    --------------
STRONG VARIABLE ANNUITY FUNDS, INC.:
Opportunity II Subaccount
17,801 Shares (Cost $384,907).........................   $   246,894        $   245,457         $  1,437        $   246,894
Multi Cap Value II Subaccount
21,819 Shares (Cost $198,046).........................       159,063            159,063                0            159,063
Mid Cap Growth II Subaccount
36,685 Shares (Cost $930,071).........................       375,292            375,292                0            375,292

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS:
US Real Estate Subaccount
9,136 Shares (Cost $104,623)..........................       103,512            103,512                0            103,512

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Growth & Income Subaccount
12,552 Shares (Cost $122,969).........................       102,176            102,176                0            102,176
Core US Equity Subaccount
8,879 Shares (Cost $108,919)..........................        75,380             75,380                0             75,380
Capital Growth Subaccount
3,435 Shares (Cost $34,567)...........................        26,692             26,692                0             26,692

LAZARD RETIREMENT SERIES, INC.:
Emerging Market Subaccount
18,987 Shares (Cost $146,756).........................       133,287            133,287                0            133,287
Small Cap Subaccount
74,914 Shares (Cost $896,254).........................       803,077            803,077                0            803,077

PBHG INSURANCE SERIES FUND, INC.:
Technology & Communications Subaccount
168,147 Shares (Cost $630,134)........................       252,221            252,221                0            252,221

FIDELITY VARIABLE INSURANCE PRODUCTS FUND SERVICE CL
2:
VIP Mid-Cap Subaccount
59,424 Shares (Cost $1,117,481).......................     1,033,380          1,033,380                0          1,033,380
VIP Contrafund Subaccount
19,208 Shares (Cost $378,431).........................       344,785            344,785                0            344,785
VIP Growth Subaccount
13,674 Shares (Cost $475,244).........................       317,369            317,369                0            317,369

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2002

                                                            ASSETS                      CONTRACT OWNERS' EQUITY
                                                        --------------    ---------------------------------------------------
                                                                                                ANNUITY
                                                                           CONTRACTS IN       RESERVES FOR
                                                        INVESTMENTS AT     ACCUMULATION       CONTRACTS IN     TOTAL CONTRACT
                                                          FAIR VALUE      PERIOD (NOTE 2)    PAYMENT PERIOD    OWNERS' EQUITY
                                                        --------------    ---------------    --------------    --------------
JANUS ASPEN SERIES -- SERVICE SHARES:
Growth Subaccount
14,752 Shares (Cost $386,955).........................   $   213,602        $   213,602         $      0        $   213,602
Worldwide Growth Subaccount
6,979 Shares (Cost $269,454)..........................       146,217            146,217                0            146,217
Balanced Subaccount
21,691 Shares (Cost $516,303).........................       462,462            462,462                0            462,462

MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS:
New Discovery Subaccount
999 Shares (Cost $12,816).............................        10,370             10,370                0             10,370
Investors Growth Stock Subaccount
329 Shares (Cost $2,399)..............................         2,303              2,303                0              2,303
Mid Cap Growth Subaccount
1,676 Shares (Cost $11,854)...........................         7,509              7,509                0              7,509
Total Return Subaccount
27,057 Shares (Cost $470,520).........................       461,327            461,327                0            461,327

JP MORGAN SERIES TRUST II:
Small Company Subaccount
854 Shares (Cost $9,106)..............................         8,827              8,827                0              8,827
Mid Cap Value Subaccount
5,443 Shares (Cost $90,661)...........................        91,004             91,004                0             91,004

PIMCO VARIABLE INSURANCE TRUST:
Real Return Subaccount
10,793 Shares (Cost $125,674).........................       128,433            128,433                0            128,433
Total Return Subaccount
4,697 Shares (Cost $47,709)...........................        48,048             48,048                0             48,048
Global Bond Subaccount
974 Shares (Cost $10,948).............................        11,388             11,388                0             11,388

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS                FOR THE PERIODS ENDED DECEMBER 31, 2002

                                                                         OHIO NATIONAL FUND, INC.
                                        ------------------------------------------------------------------------------------------
                                                                                                                        CAPITAL
                                          EQUITY       MONEY MARKET       BOND           OMNI        INTERNATIONAL    APPRECIATION
                                        SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                        -----------    ------------    -----------    -----------    -------------    ------------
                                           2002            2002           2002           2002            2002             2002
                                        -----------    ------------    -----------    -----------    -------------    ------------
Investment activity:
  Reinvested dividends................  $    92,806     $  73,796      $   258,824    $   231,343     $    28,851     $    23,334
  Risk & administrative expense (note
     3)...............................     (294,772)      (55,653)         (44,345)      (134,222)       (114,025)       (112,626)
                                        -----------     ---------      -----------    -----------     -----------     -----------
       Net investment activity........     (201,966)       18,143          214,479         97,121         (85,174)        (89,292)
                                        -----------     ---------      -----------    -----------     -----------     -----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.........            0             0                0              0               0          92,968
     Realized loss....................   (2,777,072)          (39)         (23,749)    (1,527,519)     (2,304,583)       (163,805)
     Unrealized gain (loss)...........   (3,319,228)            0          118,379     (2,062,428)       (281,482)     (2,580,642)
                                        -----------     ---------      -----------    -----------     -----------     -----------
       Net gain (loss) on
          investments.................   (6,096,300)          (39)          94,630     (3,589,947)     (2,586,065)     (2,651,479)
                                        -----------     ---------      -----------    -----------     -----------     -----------
          Net increase (decrease) in
            contract owners' equity
            from operations...........  $(6,298,266)    $  18,104      $   309,109    $(3,492,826)    $(2,671,239)    $(2,740,771)
                                        ===========     =========      ===========    ===========     ===========     ===========

                                          OHIO NATIONAL FUND, INC.
                                        ----------------------------
                                                       INTERNATIONAL
                                         DISCOVERY       SMALL CO.
                                        SUBACCOUNT      SUBACCOUNT
                                        -----------    -------------
                                           2002            2002
                                        -----------    -------------
Investment activity:
  Reinvested dividends................  $         0      $       0
  Risk & administrative expense (note
     3)...............................      (87,136)       (25,759)
                                        -----------      ---------
       Net investment activity........      (87,136)       (25,759)
                                        -----------      ---------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.........            0              0
     Realized loss....................   (1,180,932)      (303,357)
     Unrealized gain (loss)...........   (2,394,983)      (107,244)
                                        -----------      ---------
       Net gain (loss) on
          investments.................   (3,575,915)      (410,601)
                                        -----------      ---------
          Net increase (decrease) in
            contract owners' equity
            from operations...........  $(3,663,051)     $(436,360)
                                        ===========      =========

                                                                         OHIO NATIONAL FUND, INC.
                                        ------------------------------------------------------------------------------------------
                                        AGGRESSIVE      SMALL CAP       GROWTH &          S&P           SOCIAL
                                          GROWTH          GROWTH         INCOME        500 INDEX       AWARENESS       BLUE CHIP
                                        SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                        -----------    ------------    -----------    -----------    -------------    ------------
                                           2002            2002           2002           2002            2002             2002
                                        -----------    ------------    -----------    -----------    -------------    ------------
Investment activity:
  Reinvested dividends................  $         0     $       0      $         0    $   118,533     $         0     $     2,407
  Risk & administrative expense (note
     3)...............................       (9,592)      (16,184)         (82,284)      (109,255)         (1,178)         (2,853)
                                        -----------     ---------      -----------    -----------     -----------     -----------
       Net investment activity........       (9,592)      (16,184)         (82,284)         9,278          (1,178)           (446)
                                        -----------     ---------      -----------    -----------     -----------     -----------
  Realized & unrealized loss on
     investments:
     Reinvested capital gains.........            0             0                0              0               0               0
     Realized loss....................     (225,299)     (507,049)        (685,311)    (1,074,582)        (16,523)         (3,771)
     Unrealized loss..................      (90,998)      (70,401)      (1,901,769)    (2,021,089)        (15,869)        (58,565)
                                        -----------     ---------      -----------    -----------     -----------     -----------
       Net loss on investments........     (316,297)     (577,450)      (2,587,080)    (3,095,671)        (32,392)        (62,336)
                                        -----------     ---------      -----------    -----------     -----------     -----------
          Net decrease in contract
            owners' equity from
            operations................  $  (325,889)    $(593,634)     $(2,669,364)   $(3,086,393)    $   (33,570)    $   (62,782)
                                        ===========     =========      ===========    ===========     ===========     ===========

                                         OHIO NATIONAL FUND, INC.
                                        --------------------------
                                          EQUITY       HIGH INCOME
                                          INCOME          BOND
                                        SUBACCOUNT     SUBACCOUNT
                                        -----------    -----------
                                           2002           2002
                                        -----------    -----------
Investment activity:
  Reinvested dividends................  $     1,139     $  27,519
  Risk & administrative expense (note
     3)...............................         (727)       (2,605)
                                        -----------     ---------
       Net investment activity........          412        24,914
                                        -----------     ---------
  Realized & unrealized loss on
     investments:
     Reinvested capital gains.........            0             0
     Realized loss....................         (865)       (9,339)
     Unrealized loss..................      (13,413)      (10,203)
                                        -----------     ---------
       Net loss on investments........      (14,278)      (19,542)
                                        -----------     ---------
          Net decrease in contract
            owners' equity from
            operations................  $   (13,866)    $   5,372
                                        ===========     =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS                FOR THE PERIODS ENDED DECEMBER 31, 2002

                                                                                                       DOW TARGET
                                                                                                           10
                                                             OHIO NATIONAL FUND, INC.                  PORTFOLIOS
                                               ----------------------------------------------------    ----------
                                                CAPITAL      NASDAQ-100                    BRYTON
                                                 GROWTH        INDEX        BRISTOL        GROWTH       NOVEMBER
                                               SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                               ----------    ----------    ----------    ----------    ----------
                                                  2002          2002        2002(b)       2002(b)         2002
                                               ----------    ----------    ----------    ----------    ----------
Investment activity:
  Reinvested dividends.......................  $       0     $       0      $     0       $      0      $   747
  Risk & administrative expense (note 3).....     (4,775)       (2,636)         (55)          (215)        (283)
                                               ---------     ---------      -------       --------      -------
       Net investment activity...............     (4,775)       (2,636)         (55)          (215)         464
                                               ---------     ---------      -------       --------      -------
  Realized & unrealized loss on investments:
     Reinvested capital gains................          0             0            0              0            0
     Realized loss...........................   (122,672)      (77,401)        (571)        (5,321)          (3)
     Unrealized loss.........................   (153,437)      (67,012)      (1,404)        (4,735)      (3,197)
                                               ---------     ---------      -------       --------      -------
       Net loss on investments...............   (276,109)     (144,413)      (1,975)       (10,056)      (3,200)
                                               ---------     ---------      -------       --------      -------
          Net decrease in contract owners'
            equity from operations...........  $(280,884)    $(147,049)     $(2,030)      $(10,271)     $(2,736)
                                               =========     =========      =======       ========      =======


                                                      DOW TARGET 5 PORTFOLIOS
                                               --------------------------------------

                                                JANUARY       FEBRUARY       MARCH
                                               SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                               ----------    ----------    ----------
                                                  2002          2002          2002
                                               ----------    ----------    ----------
Investment activity:
  Reinvested dividends.......................   $     90      $    53       $   133
  Risk & administrative expense (note 3).....        (41)         (22)          (34)
                                                --------      -------       -------
       Net investment activity...............         49           31            99
                                                --------      -------       -------
  Realized & unrealized loss on investments:
     Reinvested capital gains................          0            6            23
     Realized loss...........................    (10,370)      (2,213)         (145)
     Unrealized loss.........................       (368)        (158)         (871)
                                                --------      -------       -------
       Net loss on investments...............    (10,738)      (2,365)         (993)
                                                --------      -------       -------
          Net decrease in contract owners'
            equity from operations...........   $(10,689)     $(2,334)      $  (894)
                                                ========      =======       =======

                                                                           DOW TARGET 5 PORTFOLIOS
                                               --------------------------------------------------------------------------------
                                                 APRIL          MAY           JUNE          JULY         AUGUST      SEPTEMBER
                                               SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                               ----------    ----------    ----------    ----------    ----------    ----------
                                                  2002          2002          2002          2002          2002          2002
                                               ----------    ----------    ----------    ----------    ----------    ----------
Investment activity:
  Reinvested dividends.......................  $      21     $      16      $     4       $      3      $    13       $      3
  Risk & administrative expense (note 3).....         (8)           (5)          (1)            (1)         (10)            (1)
                                               ---------     ---------      -------       --------      -------       --------
       Net investment activity...............         13            11            3              2            3              2
                                               ---------     ---------      -------       --------      -------       --------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains................          0             0            0              0            0              0
     Realized loss...........................     (2,002)       (1,270)          (1)            (1)      (2,304)            (1)
     Unrealized gain (loss)..................        428           118          (19)           (18)          15            (24)
                                               ---------     ---------      -------       --------      -------       --------
       Net loss on investments...............     (1,574)       (1,152)         (20)           (19)      (2,289)           (25)
                                               ---------     ---------      -------       --------      -------       --------
          Net decrease in contract owners'
            equity from operations...........  $  (1,561)    $  (1,141)     $   (17)      $    (17)     $(2,286)      $    (23)
                                               =========     =========      =======       ========      =======       ========

                                               DOW TARGET 5 PORTFOLIOS
                                               ------------------------
                                                OCTOBER       NOVEMBER
                                               SUBACCOUNT    SUBACCOUNT
                                               ----------    ----------
                                                  2002          2002
                                               ----------    ----------
Investment activity:
  Reinvested dividends.......................   $     4       $   746
  Risk & administrative expense (note 3).....        (1)         (161)
                                                -------       -------
       Net investment activity...............         3           585
                                                -------       -------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains................         0             0
     Realized loss...........................         0        (3,351)
     Unrealized gain (loss)..................       (14)         (950)
                                                -------       -------
       Net loss on investments...............       (14)       (4,301)
                                                -------       -------
          Net decrease in contract owners'
            equity from operations...........   $   (11)      $(3,716)
                                                =======       =======

---------------

(b) Period from May 1, 2002, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS                FOR THE PERIODS ENDED DECEMBER 31, 2002

                                                          DOW TARGET       JANUS ASPEN SERIES-INSTITUTIONAL SHARES
                                                         5 PORTFOLIOS     -----------------------------------------
                                                        --------------                    WORLDWIDE
                                                           DECEMBER         GROWTH         GROWTH        BALANCED
                                                          SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                        --------------    -----------    -----------    -----------
                                                             2002            2002           2002           2002
                                                        --------------    -----------    -----------    -----------
Investment activity:
  Reinvested dividends................................     $      3        $       0      $  13,970      $  46,506
  Risk & administrative expense (note 3)..............           (1)         (15,025)       (16,847)       (20,094)
                                                           --------        ---------      ---------      ---------
       Net investment activity........................            2          (15,025)        (2,877)        26,412
                                                           --------        ---------      ---------      ---------
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains.........................            0                0              0              0
     Realized loss....................................           (1)        (445,692)      (415,794)      (131,290)
     Unrealized gain (loss)...........................          (29)         (12,002)       (84,026)       (57,730)
                                                           --------        ---------      ---------      ---------
       Net loss on investments........................          (30)        (457,694)      (499,820)      (189,020)
                                                           --------        ---------      ---------      ---------
          Net decrease in contract owners' equity from
            operations................................     $    (28)       $(472,719)     $(502,697)     $(162,608)
                                                           ========        =========      =========      =========

                                                           STRONG VARIABLE ANNUITY FUNDS, INC.
                                                        ------------------------------------------
                                                                          MULTI CAP      MID-CAP
                                                        OPPORTUNITY II     VALUE II     GROWTH II
                                                          SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                                                        --------------    ----------    ----------
                                                             2002            2002          2002
                                                        --------------    ----------    ----------
Investment activity:
  Reinvested dividends................................     $  1,154       $     851     $       0
  Risk & administrative expense (note 3)..............       (2,544)         (2,127)       (5,946)
                                                           --------       ---------     ---------
       Net investment activity........................       (1,390)         (1,276)       (5,946)
                                                           --------       ---------     ---------
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains.........................        5,365          10,316             0
     Realized loss....................................      (25,594)         (1,600)     (354,904)
     Unrealized gain (loss)...........................      (67,808)        (67,554)       67,069
                                                           --------       ---------     ---------
       Net loss on investments........................      (88,037)        (58,838)     (287,835)
                                                           --------       ---------     ---------
          Net decrease in contract owners' equity from
            operations................................     $(89,427)      $ (60,114)    $(293,781)
                                                           ========       =========     =========

                                                          VAN KAMPEN
                                                          UNIVERSAL       GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                                         INST. FUNDS      --------------------------------------
                                                        --------------     GROWTH &        CORE        CAPITAL
                                                        US REAL ESTATE      INCOME      US EQUITY       GROWTH
                                                          SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                        --------------    ----------    ----------    ----------
                                                             2002            2002          2002          2002
                                                        --------------    ----------    ----------    ----------
Investment activity:
  Reinvested dividends................................     $  3,270       $   1,641     $     488     $      57
  Risk & administrative expense (note 3)..............       (1,449)         (1,101)         (824)         (397)
                                                           --------       ---------     ---------     ---------
       Net investment activity........................        1,821             540          (336)         (340)
                                                           --------       ---------     ---------     ---------
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains.........................        2,777               0             0             0
     Realized gain (loss).............................        5,031          (4,392)       (1,524)      (13,304)
     Unrealized gain (loss)...........................      (17,084)        (10,777)      (19,316)        2,743
                                                           --------       ---------     ---------     ---------
       Net loss on investments........................       (9,276)        (15,169)      (20,840)      (10,561)
                                                           --------       ---------     ---------     ---------
          Net decrease in contract owners' equity from
            operations................................     $ (7,455)      $ (14,629)    $ (21,176)    $ (10,901)
                                                           ========       =========     =========     =========

                                                                                           PBHG
                                                             LAZARD RETIREMENT          INS. SERIES
                                                                SERIES, INC.            FUND, INC.
                                                        ----------------------------    -----------
                                                           EMERGING                       TECH &
                                                            MARKET        SMALL CAP        COMM
                                                          SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                                                        --------------    ----------    -----------
                                                             2002            2002          2002
                                                        --------------    ----------    -----------
Investment activity:
  Reinvested dividends................................     $    761       $       0      $       0
  Risk & administrative expense (note 3)..............       (1,590)         (8,274)        (1,362)
                                                           --------       ---------      ---------
       Net investment activity........................         (829)         (8,274)        (1,362)
                                                           --------       ---------      ---------
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains.........................            0           3,565              0
     Realized gain (loss).............................       (7,885)        (22,684)      (145,551)
     Unrealized gain (loss)...........................       (2,411)       (149,245)        21,217
                                                           --------       ---------      ---------
       Net loss on investments........................      (10,296)       (168,364)      (124,334)
                                                           --------       ---------      ---------
          Net decrease in contract owners' equity from
            operations................................     $(11,125)      $(176,638)     $(125,696)
                                                           ========       =========      =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS                FOR THE PERIODS ENDED DECEMBER 31, 2002

                                             FIDELITY VARIABLE INSURANCE PRODUCTS FUND
                                                           SERVICE CL 2                      JANUS ASPEN SERIES-SERVICE SHARES
                                            -------------------------------------------    --------------------------------------
                                                VIP             VIP             VIP                      WORLDWIDE
                                              MID-CAP       CONTRAFUND        GROWTH         GROWTH        GROWTH       BALANCED
                                            SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                            -----------    -------------    -----------    ----------    ----------    ----------
                                               2002            2002            2002           2002          2002          2002
                                            -----------    -------------    -----------    ----------    ----------    ----------
Investment activity:
  Reinvested dividends....................   $   6,150       $    719        $     462      $      0      $  1,025      $  9,461
  Risk & administrative expense (note
     3)...................................     (10,330)        (2,171)          (3,632)       (2,930)       (1,724)       (4,517)
                                             ---------       --------        ---------      --------      --------      --------
       Net investment activity............      (4,180)        (1,452)          (3,170)       (2,930)         (699)        4,944
                                             ---------       --------        ---------      --------      --------      --------
  Realized & unrealized loss on
     investments:
     Reinvested capital gains.............           0              0                0             0             0             0
     Realized loss........................     (18,058)        (4,874)         (31,521)      (44,582)      (20,317)       (9,556)
     Unrealized loss......................    (110,704)       (22,113)         (94,485)      (46,126)      (34,135)      (32,762)
                                             ---------       --------        ---------      --------      --------      --------
       Net loss on investments............    (128,762)       (26,986)        (126,006)      (90,708)      (54,452)      (42,318)
                                             ---------       --------        ---------      --------      --------      --------
          Net decrease in contract owners'
            equity from operations........   $(132,942)      $(28,439)       $(129,176)     $(93,638)     $(55,151)     $(37,374)
                                             =========       ========        =========      ========      ========      ========

                                                   MFS VARIABLE INSURANCE TRUST-SERVICE CLASS          JP MORGAN SERIES TRUST II
                                             ------------------------------------------------------    --------------------------
                                                NEW         INVESTORS       MID CAP        TOTAL          SMALL         MID CAP
                                             DISCOVERY     GROWTH STOCK      GROWTH        RETURN        COMPANY         VALUE
                                             SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                             ----------    ------------    ----------    ----------    -----------    -----------
                                                2002           2002           2002          2002          2002           2002
                                             ----------    ------------    ----------    ----------    -----------    -----------
Investment activity:
  Reinvested dividends.....................  $       0       $      0       $      0      $  4,450      $     26       $      9
  Risk & administrative expense (note 3)...       (102)            (3)          (127)       (2,993)          (76)          (490)
                                             ---------       --------       --------      --------      --------       --------
       Net investment activity.............       (102)            (3)          (127)        1,457           (50)          (481)
                                             ---------       --------       --------      --------      --------       --------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains..............          0              0              0         3,651             0            113
     Realized loss.........................     (3,559)             0         (4,825)      (13,507)       (1,858)          (697)
     Unrealized gain (loss)................     (2,866)           (96)        (5,565)       (9,370)         (279)           344
                                             ---------       --------       --------      --------      --------       --------
       Net loss on investments.............     (6,425)           (96)       (10,390)      (19,226)       (2,137)          (240)
                                             ---------       --------       --------      --------      --------       --------
          Net decrease in contract owners'
            equity from operations.........  $  (6,527)      $    (99)      $(10,517)     $(17,769)     $ (2,187)      $   (721)
                                             =========       ========       ========      ========      ========       ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS                FOR THE PERIODS ENDED DECEMBER 31, 2002

                                                                  PIMCO VARIABLE INSURANCE TRUST
                                                              --------------------------------------
                                                                 REAL         TOTAL         GLOBAL
                                                                RETURN        RETURN         BOND
                                                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                              ----------    ----------    ----------
                                                               2002(c)       2002(c)       2002(c)
                                                              ----------    ----------    ----------
Investment activity:
  Reinvested dividends......................................   $   837        $ 280          $ 51
  Risk & administrative expense (note 3)....................      (218)         (67)          (18)
                                                               -------        -----          ----
       Net investment activity..............................       619          213            33
                                                               -------        -----          ----
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains...............................       243          509            42
     Realized gain (loss)...................................    (1,177)        (547)            6
     Unrealized gain........................................     2,758          339           441
                                                               -------        -----          ----
       Net gain on investments..............................     1,824          301           489
                                                               -------        -----          ----
          Net increase in contract owners' equity from
        operations..........................................   $ 2,443        $ 514          $522
                                                               =======        =====          ====

---------------

(c) Period from August 1, 2002, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY                             FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001

                                                                       OHIO NATIONAL FUND, INC.
                                         -------------------------------------------------------------------------------------
                                                   EQUITY                      MONEY MARKET                     BOND
                                                 SUBACCOUNT                     SUBACCOUNT                   SUBACCOUNT
                                         ---------------------------    --------------------------    ------------------------
                                             2002           2001           2002           2001           2002          2001
                                         ------------    -----------    -----------    -----------    ----------    ----------
Increase (decrease) in contract owners'
  equity from operations:
     Net investment activity...........  $   (201,966)   $  (309,289)   $    18,143    $   127,466    $  214,479    $  193,857
     Reinvested capital gains..........             0              0              0              0             0             0
     Realized gain (loss)..............    (2,777,072)      (940,876)           (39)           168       (23,749)      (15,146)
     Unrealized gain (loss)............    (3,319,228)    (2,558,920)             0              0       118,379        65,155
                                         ------------    -----------    -----------    -----------    ----------    ----------
          Net increase (decrease) in
            contract owners' equity
            from operations............    (6,298,266)    (3,809,085)        18,104        127,634       309,109       243,866
                                         ------------    -----------    -----------    -----------    ----------    ----------
Equity transactions:
     Contract purchase payments........       268,875        586,709        362,479        403,600       102,030       178,732
     Transfers from fixed & other
       subaccounts.....................       842,530      1,605,168      4,020,879      6,228,076     1,362,010     1,259,156
     Withdrawals, surrenders & contract
       charges (note 4)................    (3,541,109)    (3,260,780)      (810,834)      (337,824)     (310,257)     (280,628)
     Annuity & death benefit
       payments........................      (609,812)      (743,030)      (269,687)      (109,103)      (40,600)     (101,363)
     Transfers to fixed & other
       subaccounts.....................    (3,047,676)    (1,777,591)    (4,637,539)    (3,677,078)     (881,632)     (373,840)
                                         ------------    -----------    -----------    -----------    ----------    ----------
       Net equity transactions.........    (6,087,192)    (3,589,524)    (1,334,702)     2,507,671       231,551       682,057
                                         ------------    -----------    -----------    -----------    ----------    ----------
          Net change in contract
            owners' equity.............   (12,385,458)    (7,398,609)    (1,316,598)     2,635,305       540,660       925,923
                                         ------------    -----------    -----------    -----------    ----------    ----------
Contract owners' equity:
  Beginning of period..................    34,182,437     41,581,046      5,907,169      3,271,864     4,053,169     3,127,246
                                         ------------    -----------    -----------    -----------    ----------    ----------
  End of period........................  $ 21,796,979    $34,182,437    $ 4,590,571    $ 5,907,169    $4,593,829    $4,053,169
                                         ============    ===========    ===========    ===========    ==========    ==========
Change in units:
  Beginning units......................       871,395        942,339        274,040        135,595       175,787       152,211
                                         ------------    -----------    -----------    -----------    ----------    ----------
  Units purchased......................        43,612         61,450        240,677        335,638        61,595        47,261
  Units redeemed.......................      (224,307)      (132,394)      (302,535)      (197,193)      (45,057)      (23,685)
                                         ------------    -----------    -----------    -----------    ----------    ----------
  Ending units.........................       690,700        871,395        212,182        274,040       192,325       175,787
                                         ============    ===========    ===========    ===========    ==========    ==========

                                          OHIO NATIONAL FUND, INC.
                                         --------------------------
                                                    OMNI
                                                 SUBACCOUNT
                                         --------------------------
                                            2002           2001
                                         -----------    -----------
Increase (decrease) in contract owners'
  equity from operations:
     Net investment activity...........  $    97,122    $   156,039
     Reinvested capital gains..........            0              0
     Realized gain (loss)..............   (1,527,520)    (1,159,245)
     Unrealized gain (loss)............   (2,062,428)    (2,143,898)
                                         -----------    -----------
          Net increase (decrease) in
            contract owners' equity
            from operations............   (3,492,826)    (3,147,104)
                                         -----------    -----------
Equity transactions:
     Contract purchase payments........       58,870         64,094
     Transfers from fixed & other
       subaccounts.....................       89,284        125,990
     Withdrawals, surrenders & contract
       charges (note 4)................   (1,241,954)    (1,845,759)
     Annuity & death benefit
       payments........................     (274,100)      (659,783)
     Transfers to fixed & other
       subaccounts.....................   (1,452,537)    (2,655,150)
                                         -----------    -----------
       Net equity transactions.........   (2,820,437)    (4,970,608)
                                         -----------    -----------
          Net change in contract
            owners' equity.............   (6,313,263)    (8,117,712)
                                         -----------    -----------
Contract owners' equity:
  Beginning of period..................   16,040,915     24,158,627
                                         -----------    -----------
  End of period........................  $ 9,727,652    $16,040,915
                                         ===========    ===========
Change in units:
  Beginning units......................      639,898        847,326
                                         -----------    -----------
  Units purchased......................        3,684          4,933
  Units redeemed.......................     (144,785)      (212,361)
                                         -----------    -----------
  Ending units.........................      498,797        639,898
                                         ===========    ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY                              FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001

                                                                        OHIO NATIONAL FUND, INC.
                                         --------------------------------------------------------------------------------------
                                               INTERNATIONAL              CAPITAL APPRECIATION               DISCOVERY
                                                 SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                         --------------------------    --------------------------    --------------------------
                                            2002           2001           2002           2001           2002           2001
                                         -----------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) in contract owners'
  equity from operations:
     Net investment activity...........  $   (85,174)   $  (182,321)   $   (89,292)   $   (64,315)   $   (87,136)   $  (128,147)
     Reinvested capital gains..........            0              0         92,968      1,068,569              0              0
     Realized gain (loss)..............   (2,304,583)    (1,364,711)      (163,805)       172,493     (1,180,932)      (777,694)
     Unrealized loss...................     (281,482)    (5,227,442)    (2,580,642)      (198,655)    (2,394,983)    (2,357,462)
                                         -----------    -----------    -----------    -----------    -----------    -----------
          Net increase (decrease) in
            contract owners' equity
            from operations............   (2,671,239)    (6,774,474)    (2,740,771)       978,092     (3,663,051)    (3,263,303)
                                         -----------    -----------    -----------    -----------    -----------    -----------
Equity transactions:
     Contract purchase payments........       89,501        189,470        199,005        172,245        113,867        196,903
     Transfers from fixed & other
       subaccounts.....................       89,707        420,917      1,334,033      1,973,075        246,460        463,839
     Withdrawals, surrenders & contract
       charges (note 4)................   (1,485,973)    (1,495,477)      (960,251)      (788,092)      (794,720)      (829,959)
     Annuity & death benefit
       payments........................     (140,982)      (286,405)      (181,557)      (353,264)      (105,246)      (174,841)
     Transfers to fixed & other
       subaccounts.....................   (1,232,631)    (1,752,623)      (996,316)      (871,855)      (996,147)    (1,657,183)
                                         -----------    -----------    -----------    -----------    -----------    -----------
       Net equity transactions.........   (2,680,378)    (2,924,118)      (605,086)       132,109     (1,535,786)    (2,001,241)
                                         -----------    -----------    -----------    -----------    -----------    -----------
          Net change in contract
            owners' equity.............   (5,351,617)    (9,698,592)    (3,345,857)     1,110,201     (5,198,837)    (5,264,544)
                                         -----------    -----------    -----------    -----------    -----------    -----------
Contract owners' equity:
  Beginning of period..................   13,865,368     23,563,960     12,843,335     11,733,134     11,633,638     16,898,182
                                         -----------    -----------    -----------    -----------    -----------    -----------
  End of period........................  $ 8,513,751    $13,865,368    $ 9,497,478    $12,843,335    $ 6,434,801    $11,633,638
                                         ===========    ===========    ===========    ===========    ===========    ===========
Change in units:
  Beginning units......................      943,739      1,118,762        527,568        523,557        424,649        498,668
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased......................       11,426         15,954         66,997         83,604         17,194         21,050
  Units redeemed.......................     (220,196)      (190,977)      (100,041)       (79,593)       (88,532)       (95,069)
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Ending units.........................      734,969        943,739        494,524        527,568        353,311        424,649
                                         ===========    ===========    ===========    ===========    ===========    ===========

                                          OHIO NATIONAL FUND, INC.
                                         ---------------------------
                                         INTERNATIONAL SMALL COMPANY
                                                 SUBACCOUNT
                                         ---------------------------
                                            2002            2001
                                         -----------    ------------
Increase (decrease) in contract owners'
  equity from operations:
     Net investment activity...........  $  (25,759)    $   (36,865)
     Reinvested capital gains..........           0               0
     Realized gain (loss)..............    (303,357)       (114,392)
     Unrealized loss...................    (107,244)     (1,243,773)
                                         ----------     -----------
          Net increase (decrease) in
            contract owners' equity
            from operations............    (436,360)     (1,395,030)
                                         ----------     -----------
Equity transactions:
     Contract purchase payments........       7,981           8,183
     Transfers from fixed & other
       subaccounts.....................      75,901          46,959
     Withdrawals, surrenders & contract
       charges (note 4)................    (245,260)       (162,565)
     Annuity & death benefit
       payments........................     (22,216)        (20,229)
     Transfers to fixed & other
       subaccounts.....................    (296,378)       (290,931)
                                         ----------     -----------
       Net equity transactions.........    (479,972)       (418,583)
                                         ----------     -----------
          Net change in contract
            owners' equity.............    (916,332)     (1,813,613)
                                         ----------     -----------
Contract owners' equity:
  Beginning of period..................   3,039,544       4,853,157
                                         ----------     -----------
  End of period........................  $2,123,212     $ 3,039,544
                                         ==========     ===========
Change in units:
  Beginning units......................     230,760         258,171
                                         ----------     -----------
  Units purchased......................       4,814           1,783
  Units redeemed.......................     (44,095)        (29,194)
                                         ----------     -----------
  Ending units.........................     191,479         230,760
                                         ==========     ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY                             FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001


                                                                        OHIO NATIONAL FUND, INC.
                                           -----------------------------------------------------------------------------------
                                              AGGRESSIVE GROWTH            SMALL CAP GROWTH              GROWTH & INCOME
                                                  SUBACCOUNT                  SUBACCOUNT                    SUBACCOUNT
                                           ------------------------    -------------------------    --------------------------
                                              2002          2001          2002          2001           2002           2001
                                           ----------    ----------    ----------    -----------    -----------    -----------
Decrease in contract owners' equity from
  operations:
     Net investment activity.............  $   (9,592)   $      288    $  (16,184)   $   (27,246)   $   (82,284)   $    29,742
     Reinvested capital gains............           0             0             0         21,181              0          8,634
     Realized loss.......................    (225,299)     (162,927)     (507,049)      (539,070)      (685,311)      (214,287)
     Unrealized loss.....................     (90,998)     (512,059)      (70,401)    (1,078,224)    (1,901,769)    (1,661,513)
                                           ----------    ----------    ----------    -----------    -----------    -----------
          Net decrease in contract
            owners' equity from
            operations...................    (325,889)     (674,698)     (593,634)    (1,623,359)    (2,669,364)    (1,837,424)
                                           ----------    ----------    ----------    -----------    -----------    -----------
Equity transactions:
     Contract purchase payments..........      12,615        26,079        10,037         34,756        177,928        215,253
     Transfers from fixed & other
       subaccounts.......................       5,405        27,709         3,409        137,258        199,903        306,389
     Withdrawals, surrenders & contract
       charges (note 4)..................    (100,334)      (99,922)     (137,488)      (128,356)      (560,166)      (682,026)
     Annuity & death benefit payments....      (6,043)       (8,942)       (7,555)       (35,505)       (92,161)      (137,587)
     Transfers to fixed & other
       subaccounts.......................     (96,541)     (121,727)     (166,128)      (755,563)      (875,956)      (740,175)
                                           ----------    ----------    ----------    -----------    -----------    -----------
       Net equity transactions...........    (184,898)     (176,803)     (297,725)      (747,410)    (1,150,452)    (1,038,146)
                                           ----------    ----------    ----------    -----------    -----------    -----------
          Net change in contract owners'
            equity.......................    (510,787)     (851,501)     (891,359)    (2,370,769)    (3,819,816)    (2,875,570)
                                           ----------    ----------    ----------    -----------    -----------    -----------
Contract owners' equity:
  Beginning of period....................   1,253,313     2,104,814     2,068,925      4,439,694     10,453,014     13,328,584
                                           ----------    ----------    ----------    -----------    -----------    -----------
  End of period..........................  $  742,526    $1,253,313    $1,177,566    $ 2,068,925    $ 6,633,198    $10,453,014
                                           ==========    ==========    ==========    ===========    ===========    ===========
Change in units:
  Beginning units........................     180,363       203,686       200,571        257,696        580,133        638,123
                                           ----------    ----------    ----------    -----------    -----------    -----------
  Units purchased........................       2,886         6,600         1,448         11,827         24,785         25,125
  Units redeemed.........................     (33,246)      (29,923)      (39,224)       (68,952)      (104,731)       (83,115)
                                           ----------    ----------    ----------    -----------    -----------    -----------
  Ending units...........................     150,003       180,363       162,795        200,571        500,187        580,133
                                           ==========    ==========    ==========    ===========    ===========    ===========

                                            OHIO NATIONAL FUND, INC.
                                           --------------------------
                                                 S&P 500 INDEX
                                                   SUBACCOUNT
                                           --------------------------
                                              2002           2001
                                           -----------    -----------
Decrease in contract owners' equity from
  operations:
     Net investment activity.............  $     9,278    $   169,764
     Reinvested capital gains............            0              0
     Realized loss.......................   (1,074,582)      (439,891)
     Unrealized loss.....................   (2,021,089)    (2,376,034)
                                           -----------    -----------
          Net decrease in contract
            owners' equity from
            operations...................   (3,086,393)    (2,646,161)
                                           -----------    -----------
Equity transactions:
     Contract purchase payments..........      221,257        248,824
     Transfers from fixed & other
       subaccounts.......................      561,705        470,566
     Withdrawals, surrenders & contract
       charges (note 4)..................     (710,515)    (1,350,312)
     Annuity & death benefit payments....     (254,243)      (196,699)
     Transfers to fixed & other
       subaccounts.......................   (2,009,789)    (1,755,491)
                                           -----------    -----------
       Net equity transactions...........   (2,191,585)    (2,583,112)
                                           -----------    -----------
          Net change in contract owners'
            equity.......................   (5,277,978)    (5,229,273)
                                           -----------    -----------
Contract owners' equity:
  Beginning of period....................   14,006,898     19,236,171
                                           -----------    -----------
  End of period..........................  $ 8,728,920    $14,006,898
                                           ===========    ===========
Change in units:
  Beginning units........................      868,259      1,023,160
                                           -----------    -----------
  Units purchased........................       47,444         36,005
  Units redeemed.........................     (208,957)      (190,906)
                                           -----------    -----------
  Ending units...........................      706,746        868,259
                                           ===========    ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY                                FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001

                                                                      OHIO NATIONAL FUND, INC.
                                    ---------------------------------------------------------------------------------------------
                                      SOCIAL AWARENESS           BLUE CHIP             EQUITY INCOME          HIGH INCOME BOND
                                         SUBACCOUNT              SUBACCOUNT             SUBACCOUNT               SUBACCOUNT
                                    --------------------    --------------------    -------------------    ----------------------
                                      2002        2001        2002        2001        2002       2001        2002         2001
                                    --------    --------    --------    --------    --------    -------    ---------    ---------
Decrease in contract owners'
  equity from operations:
     Net investment activity......  $ (1,178)   $ (1,791)   $   (446)   $ (1,117)   $    412    $   187    $  24,914    $  27,391
     Reinvested capital gains.....         0           0           0           0           0          0            0            0
     Realized loss................   (16,523)    (36,013)     (3,771)       (928)       (865)      (651)      (9,339)     (23,003)
     Unrealized loss..............   (15,869)    (13,651)    (58,565)     (7,392)    (13,413)      (786)     (10,203)      (9,886)
                                    --------    --------    --------    --------    --------    -------    ---------    ---------
          Net decrease in contract
            owners' equity from
            operations............   (33,570)    (51,455)    (62,782)     (9,437)    (13,866)    (1,250)       5,372       (5,498)
                                    --------    --------    --------    --------    --------    -------    ---------    ---------
Equity transactions:
     Contract purchase payments...        75          75       1,858       4,000      24,011     20,272       95,490          645
     Transfers from fixed & other
       subaccounts................         0           0      79,682      69,348      63,826     14,179      227,627      348,799
     Withdrawals, surrenders &
       contract charges (note
       4).........................   (10,422)    (15,965)    (20,552)     (9,112)     (4,159)      (385)     (27,145)     (29,975)
     Annuity & death benefit
       payments...................    (1,955)     (2,023)     (2,095)        (56)     (2,792)    (2,064)        (332)         (89)
     Transfers to fixed & other
       subaccounts................    (7,652)    (28,876)    (35,850)     (2,231)     (9,208)      (744)    (109,788)    (236,566)
                                    --------    --------    --------    --------    --------    -------    ---------    ---------
       Net equity transactions....   (19,954)    (46,789)     23,043      61,949      71,678     31,258      185,852       82,814
                                    --------    --------    --------    --------    --------    -------    ---------    ---------
          Net change in contract
            owners' equity........   (53,524)    (98,244)    (39,739)     52,512      57,812     30,008      191,224       77,316
                                    --------    --------    --------    --------    --------    -------    ---------    ---------
Contract owners' equity:
  Beginning of period.............   141,988     240,232     282,914     230,402      47,148     17,140       96,929       19,613
                                    --------    --------    --------    --------    --------    -------    ---------    ---------
  End of period...................  $ 88,464    $141,988    $243,175    $282,914    $104,960    $47,148    $ 288,153    $  96,929
                                    ========    ========    ========    ========    ========    =======    =========    =========
Change in units:
  Beginning units.................    19,656      24,966      28,836      22,245       5,716      1,813        9,919        2,071
                                    --------    --------    --------    --------    --------    -------    ---------    ---------
  Units purchased.................        12           9       8,554       7,845      12,564      4,288       32,639       34,691
  Units redeemed..................    (3,355)     (5,319)     (6,309)     (1,254)     (2,027)      (385)     (13,867)     (26,843)
                                    --------    --------    --------    --------    --------    -------    ---------    ---------
  Ending units....................    16,313      19,656      31,081      28,836      16,253      5,716       28,691        9,919
                                    ========    ========    ========    ========    ========    =======    =========    =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY                                FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001

                                                                              OHIO NATIONAL FUND, INC.
                                                    -----------------------------------------------------------------------------
                                                                                                                         BRYTON
                                                        CAPITAL GROWTH            NASDAQ-100 INDEX        BRISTOL        GROWTH
                                                          SUBACCOUNT                 SUBACCOUNT          SUBACCOUNT    SUBACCOUNT
                                                    -----------------------    ----------------------    ----------    ----------
                                                      2002          2001         2002         2001        2002(b)       2002(b)
                                                    ---------    ----------    ---------    ---------    ----------    ----------
Decrease in contract owners' equity from
  operations:
     Net investment activity......................  $  (4,775)   $   (8,250)   $  (2,636)   $  (3,068)    $    (55)     $   (215)
     Reinvested capital gains.....................          0             0            0            0            0             0
     Realized loss................................   (122,672)     (256,736)     (77,401)    (110,209)        (571)       (5,321)
     Unrealized gain (loss).......................   (153,437)       63,786      (67,012)      21,694       (1,404)       (4,735)
                                                    ---------    ----------    ---------    ---------     --------      --------
          Net decrease in contract owners' equity
            from operations.......................   (280,884)     (201,200)    (147,049)     (91,583)      (2,030)      (10,271)
                                                    ---------    ----------    ---------    ---------     --------      --------
Equity transactions:
     Contract purchase payments...................     20,285        48,249        8,495       56,960            0             0
     Transfers from fixed & other subaccounts.....     54,278       100,873      364,362      499,547       40,795        75,993
     Withdrawals, surrenders & contract charges
      (note 4)....................................    (37,313)      (19,645)        (363)      (4,306)           0       (19,423)
     Annuity & death benefit payments.............     (8,576)      (14,319)      (2,512)        (389)           0            (6)
     Transfers to fixed & other subaccounts.......    (40,375)     (351,868)    (258,878)    (433,499)     (14,908)            0
                                                    ---------    ----------    ---------    ---------     --------      --------
       Net equity transactions....................    (11,701)     (236,710)     111,104      118,313       25,887        56,564
                                                    ---------    ----------    ---------    ---------     --------      --------
          Net change in contract owners' equity...   (292,585)     (437,910)     (35,945)      26,730       23,857        46,293
                                                    ---------    ----------    ---------    ---------     --------      --------
Contract owners' equity:
  Beginning of period.............................    647,007     1,084,917      250,818      224,088            0             0
                                                    ---------    ----------    ---------    ---------     --------      --------
  End of period...................................  $ 354,422    $  647,007    $ 214,873    $ 250,818     $ 23,857      $ 46,293
                                                    =========    ==========    =========    =========     ========      ========
Change in units:
  Beginning units.................................     73,658       104,373       62,222       37,045            0             0
                                                    ---------    ----------    ---------    ---------     --------      --------
  Units purchased.................................     12,259        15,169       83,077      108,568        3,986         9,878
  Units redeemed..................................    (15,544)      (45,884)     (59,328)     (83,391)        (948)       (3,105)
                                                    ---------    ----------    ---------    ---------     --------      --------
  Ending units....................................     70,373        73,658       85,971       62,222        3,038         6,773
                                                    =========    ==========    =========    =========     ========      ========

---------------

(b) Period from May 1, 2002 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY                                FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001

                                                         DOW TARGET 10 PORTFOLIOS                DOW TARGET 5 PORTFOLIOS
                                                     --------------------------------    ----------------------------------------
                                                       AUGUST           NOVEMBER               JANUARY              FEBRUARY
                                                     SUBACCOUNT        SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                                     ----------    ------------------    -------------------    -----------------
                                                        2001        2002       2001        2002       2001       2002       2001
                                                     ----------    -------    -------    --------    -------    -------    ------
Increase (decrease) in contract owners' equity from
  operations:
     Net investment activity.......................   $     30     $   464    $    50    $     49    $    87    $    31    $   22
     Reinvested capital gains......................          0           0          0           0        362          6       228
     Realized gain (loss)..........................     (1,433)         (3)         2     (10,370)        23     (2,213)       17
     Unrealized gain (loss)........................          0      (3,197)     1,065        (368)      (957)      (158)     (306)
                                                      --------     -------    -------    --------    -------    -------    ------
          Net increase (decrease) in contract
            owners' equity from operations.........     (1,403)     (2,736)     1,117     (10,689)      (485)    (2,334)      (39)
                                                      --------     -------    -------    --------    -------    -------    ------
Equity transactions:
     Contract purchase payments....................          0      24,500     22,199         100          4      1,450       976
     Transfers from fixed & other subaccounts......     12,829           0          0           0          0          0         0
     Withdrawals, surrenders & contract charges
      (note 4).....................................          0           0          0           0          0          0         0
     Annuity & death benefit payments..............          0         (30)         0          (1)        (4)        (1)       (1)
     Transfers to fixed & other subaccounts........    (11,426)          0          0           0          0          0         0
                                                      --------     -------    -------    --------    -------    -------    ------
       Net equity transactions.....................      1,403      24,470     22,199          99          0      1,449       975
                                                      --------     -------    -------    --------    -------    -------    ------
          Net change in contract owners' equity....          0      21,734     23,316     (10,590)      (485)      (885)      936
                                                      --------     -------    -------    --------    -------    -------    ------
Contract owners' equity:
  Beginning of period..............................          0      23,316          0      10,674     11,159      2,225     1,289
                                                      --------     -------    -------    --------    -------    -------    ------
  End of period....................................   $      0     $45,050    $23,316    $     84    $10,674    $ 1,340    $2,225
                                                      ========     =======    =======    ========    =======    =======    ======
Change in units:
  Beginning units..................................          0       2,530          0         997        997        189       107
                                                      --------     -------    -------    --------    -------    -------    ------
  Units purchased..................................      1,140       3,157      2,530           9          0        125        82
  Units redeemed...................................     (1,140)         (4)         0        (997)         0       (189)        0
                                                      --------     -------    -------    --------    -------    -------    ------
  Ending units.....................................          0       5,683      2,530           9        997        125       189
                                                      ========     =======    =======    ========    =======    =======    ======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY                                FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001

                                                                                 DOW TARGET 5 PORTFOLIOS
                                                         ------------------------------------------------------------------------
                                                             MARCH               APRIL                 MAY               JUNE
                                                           SUBACCOUNT         SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                                         --------------    -----------------    -----------------    ------------
                                                          2002     2001     2002       2001      2002       2001     2002    2001
                                                         ------    ----    -------    ------    -------    ------    ----    ----
Decrease in contract owners' equity from operations:
     Net investment activity...........................  $   99    $  2    $    13    $   10    $    11    $    7    $  3    $  1
     Reinvested capital gains..........................      23      28          0       343          0       321       0      17
     Realized gain (loss)..............................    (145)     (6)    (2,002)       17     (1,270)        3      (1)     (1)
     Unrealized gain (loss)............................    (871)    (34)       428      (612)       118      (480)    (19)    (39)
                                                         ------    ----    -------    ------    -------    ------    ----    ----
          Net decrease in contract owners' equity from
           operations..................................    (894)    (10)    (1,561)     (242)    (1,141)     (149)    (17)    (22)
                                                         ------    ----    -------    ------    -------    ------    ----    ----
Equity transactions:
     Contract purchase payments........................     100     135        100     1,585          0       100       0     100
     Transfers from fixed & other subaccounts..........   4,404       0          0         0          0         0       0       0
     Withdrawals, surrenders & contract charges (note
      4)...............................................       0       0          0         0          0         0       0       0
     Annuity & death benefit payments..................      (6)      0         (1)       (1)        (1)        0       0       0
     Transfers to fixed & other subaccounts............       0       0          0         0          0         0       0       0
                                                         ------    ----    -------    ------    -------    ------    ----    ----
       Net equity transactions.........................   4,498     135         99     1,584         (1)      100       0     100
                                                         ------    ----    -------    ------    -------    ------    ----    ----
          Net change in contract owners' equity........   3,604     125     (1,462)    1,342     (1,142)      (49)    (17)     78
                                                         ------    ----    -------    ------    -------    ------    ----    ----
Contract owners' equity:
  Beginning of period..................................     125       0      1,679       337      1,263     1,312     136      58
                                                         ------    ----    -------    ------    -------    ------    ----    ----
  End of period........................................  $3,729    $125    $   217    $1,679    $   121    $1,263    $119    $136
                                                         ======    ====    =======    ======    =======    ======    ====    ====
Change in units:
  Beginning units......................................      10       0        154        27        110       103      13       5
                                                         ------    ----    -------    ------    -------    ------    ----    ----
  Units purchased......................................     325      10          9       127          0         7       0       8
  Units redeemed.......................................     (11)      0       (141)        0        (98)        0       0       0
                                                         ------    ----    -------    ------    -------    ------    ----    ----
  Ending units.........................................     324      10         22       154         12       110      13      13
                                                         ======    ====    =======    ======    =======    ======    ====    ====

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY                              FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001

                                                                                   DOW TARGET 5 PORTFOLIOS
                                                              -----------------------------------------------------------------
                                                                  JULY             AUGUST           SEPTEMBER        OCTOBER
                                                               SUBACCOUNT        SUBACCOUNT         SUBACCOUNT      SUBACCOUNT
                                                              ------------    -----------------    ------------    ------------
                                                              2002    2001     2002       2001     2002    2001    2002    2001
                                                              ----    ----    -------    ------    ----    ----    ----    ----
Increase (decrease) in contract owners' equity from
  operations:
     Net investment activity................................  $  2    $  0    $     3    $   13    $  2    $  0    $  3    $  1
     Reinvested capital gains...............................     0      16          0        97       0       0       0       0
     Realized gain (loss)...................................    (1)      0     (2,304)       (4)     (1)      0       0       0
     Unrealized gain (loss).................................   (18)    (31)        15      (180)    (24)     (2)    (14)      9
                                                              ----    ----    -------    ------    ----    ----    ----    ----
          Net increase (decrease) in contract owners' equity
           from operations..................................   (17)    (15)    (2,286)      (74)    (23)     (2)    (11)     10
                                                              ----    ----    -------    ------    ----    ----    ----    ----
Equity transactions:
     Contract purchase payments.............................     0     100          0     1,300       0     100       0     100
     Transfers from fixed & other subaccounts...............     0       0          0         0       0       0       0       0
     Withdrawals, surrenders & contract charges (note 4)....     0       0          0         0       0       0       0       0
     Annuity & death benefit payments.......................    (1)      0         (1)       (1)     (1)      0      (1)      0
     Transfers to fixed & other subaccounts.................     0       0          0         0       0       0       0       0
                                                              ----    ----    -------    ------    ----    ----    ----    ----
       Net equity transactions..............................    (1)    100         (1)    1,299      (1)    100      (1)    100
                                                              ----    ----    -------    ------    ----    ----    ----    ----
          Net change in contract owners' equity.............   (18)     85     (2,287)    1,225     (24)     98     (12)    110
                                                              ----    ----    -------    ------    ----    ----    ----    ----
Contract owners' equity:
  Beginning of period.......................................   144      59      2,436     1,211     154      56     168      58
                                                              ----    ----    -------    ------    ----    ----    ----    ----
  End of period.............................................  $126    $144    $   149    $2,436    $130    $154    $156    $168
                                                              ====    ====    =======    ======    ====    ====    ====    ====
Change in units:
  Beginning units...........................................    13       5        205       103      13       5      13       5
                                                              ----    ----    -------    ------    ----    ----    ----    ----
  Units purchased...........................................     0       8          0       102       0       8       0       8
  Units redeemed............................................     0       0       (192)        0       0       0       0       0
                                                              ----    ----    -------    ------    ----    ----    ----    ----
  Ending units..............................................    13      13         13       205      13      13      13      13
                                                              ====    ====    =======    ======    ====    ====    ====    ====

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY                             FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001

                                                                   DOW TARGET 5 PORTFOLIOS
                                                              ----------------------------------
                                                                   NOVEMBER           DECEMBER
                                                                  SUBACCOUNT         SUBACCOUNT
                                                              ------------------    ------------
                                                               2002       2001      2002    2001
                                                              -------    -------    ----    ----
Increase (decrease) in contract owners' equity from
  operations:
     Net investment activity................................  $   585    $    42    $  2    $  0
     Reinvested capital gains...............................        0          0       0       8
     Realized gain (loss)...................................   (3,351)        30      (1)      3
     Unrealized gain (loss).................................     (950)       168     (29)    (10)
                                                              -------    -------    ----    ----
          Net increase (decrease) in contract owners' equity
        from operations.....................................   (3,716)       240     (28)      1
                                                              -------    -------    ----    ----
Equity transactions:
     Contract purchase payments.............................   24,500      1,960       0     100
     Transfers from fixed & other subaccounts...............   36,542          0       0       0
     Withdrawals, surrenders & contract charges (note 4)....        0          0       0       0
     Annuity & death benefit payments.......................      (31)       (31)     (1)      0
     Transfers to fixed & other subaccounts.................        0          0       0       0
                                                              -------    -------    ----    ----
       Net equity transactions..............................   61,011      1,929      (1)    100
                                                              -------    -------    ----    ----
          Net change in contract owners' equity.............   57,295      2,169     (29)    101
                                                              -------    -------    ----    ----
Contract owners' equity:
  Beginning of period.......................................   10,048      7,879     154      53
                                                              -------    -------    ----    ----
  End of period.............................................  $67,343    $10,048    $125    $154
                                                              =======    =======    ====    ====
Change in units:
  Beginning units...........................................    1,160        921      14       5
                                                              =======    =======    ====    ====
  Units purchased...........................................    8,473        243       0       9
  Units redeemed............................................     (356)        (4)      0       0
                                                              -------    -------    ----    ----
  Ending units..............................................    9,277      1,160      14      14
                                                              =======    =======    ====    ====

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY                                FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001

                                                                   JANUS ASPEN SERIES -- INSTITUTIONAL SHARES
                                               ----------------------------------------------------------------------------------
                                                        GROWTH                  WORLDWIDE GROWTH                 BALANCED
                                                      SUBACCOUNT                   SUBACCOUNT                   SUBACCOUNT
                                               -------------------------    -------------------------    ------------------------
                                                  2002          2001           2002          2001           2002          2001
                                               ----------    -----------    ----------    -----------    ----------    ----------
Decrease in contract owners' equity from
  operations:
  Net investment activity....................  $  (15,025)   $   (25,269)   $   (2,877)   $   (14,844)   $   26,412    $   36,388
  Reinvested capital gains...................           0          5,023             0              0             0             0
  Realized loss..............................    (445,692)      (415,562)     (415,794)      (420,506)     (131,290)     (112,986)
  Unrealized loss............................     (12,002)      (377,216)      (84,026)      (319,795)      (57,730)      (66,390)
                                               ----------    -----------    ----------    -----------    ----------    ----------
          Net decrease in contract owners'
            equity from operations...........    (472,719)      (813,024)     (502,697)      (755,145)     (162,608)     (142,988)
                                               ----------    -----------    ----------    -----------    ----------    ----------
  Equity transactions:
  Contract purchase payments.................      40,793         39,847        39,030         30,076        11,899        25,479
  Transfers from fixed & other subaccounts...      43,699        304,016        79,700        217,868       438,413       804,169
  Withdrawals, surrenders & contract charges
     (note 4)................................    (112,467)      (172,433)     (185,492)      (194,561)     (212,189)     (150,435)
  Annuity & death benefit payments...........     (26,246)       (29,557)      (19,607)       (15,208)     (106,583)      (29,083)
  Transfers to fixed & other subaccounts.....    (392,842)      (753,736)     (275,668)      (593,548)     (397,021)     (549,741)
                                               ----------    -----------    ----------    -----------    ----------    ----------
       Net equity transactions...............    (447,063)      (611,863)     (362,037)      (555,373)     (265,481)      100,389
                                               ----------    -----------    ----------    -----------    ----------    ----------
          Net change in contract owners'
            equity...........................    (919,782)    (1,424,887)     (864,734)    (1,310,518)     (428,089)      (42,599)
                                               ----------    -----------    ----------    -----------    ----------    ----------
  Contract owners' equity:
  Beginning of period........................   1,980,727      3,405,614     2,080,653      3,391,171     2,158,591     2,201,190
                                               ----------    -----------    ----------    -----------    ----------    ----------
  End of period..............................  $1,060,945    $ 1,980,727    $1,215,919    $ 2,080,653    $1,730,502    $2,158,591
                                               ==========    ===========    ==========    ===========    ==========    ==========
Change in units:
  Beginning units............................     269,661        345,354       245,469        307,130       214,205       206,383
                                               ----------    -----------    ----------    -----------    ----------    ----------
  Units purchased............................      11,269         31,159        19,041         23,465        44,798        73,853
  Units redeemed.............................     (82,303)      (106,852)      (69,960)       (85,126)      (73,558)      (66,031)
                                               ----------    -----------    ----------    -----------    ----------    ----------
  Ending units...............................     198,627        269,661       194,550        245,469       185,445       214,205
                                               ==========    ===========    ==========    ===========    ==========    ==========

The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY                                FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001

                                                                           STRONG VARIABLE ANNUITY FUNDS, INC.
                                                        -------------------------------------------------------------------------
                                                           OPPORTUNITY II         MULTI CAP VALUE II         MID CAP GROWTH II
                                                             SUBACCOUNT               SUBACCOUNT                SUBACCOUNT
                                                        --------------------    ----------------------    -----------------------
                                                          2002        2001        2002         2001         2002          2001
                                                        --------    --------    ---------    ---------    ---------    ----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity.............................  $ (1,390)   $ (1,664)   $  (1,276)   $  (2,348)   $  (5,946)   $  (10,398)
  Reinvested capital gains............................     5,365      44,523       10,316           96            0             0
  Realized gain (loss)................................   (25,594)     (9,286)      (1,600)      13,355     (354,904)     (149,807)
  Unrealized gain (loss)..............................   (67,808)    (48,412)     (67,554)      22,419       67,069      (248,300)
                                                        --------    --------    ---------    ---------    ---------    ----------
          Net increase (decrease) in contract owners'
           equity from operations.....................   (89,427)    (14,839)     (60,114)      33,522     (293,781)     (408,505)
                                                        --------    --------    ---------    ---------    ---------    ----------
  Equity transactions:
  Contract purchase payments..........................    14,851      27,806        1,140        3,685       11,760        77,200
  Transfers from fixed & other subaccounts............    76,900     190,004        8,034      285,055       69,693       259,017
  Withdrawals, surrenders & contract charges (note
     4)...............................................    (9,911)    (14,463)     (40,624)     (67,838)     (52,075)      (48,980)
  Annuity & death benefit payments....................      (370)       (254)        (430)      (3,500)     (15,249)       (6,090)
  Transfers to fixed & other subaccounts..............   (37,163)    (94,758)     (41,542)    (161,074)    (234,910)     (255,494)
                                                        --------    --------    ---------    ---------    ---------    ----------
       Net equity transactions........................    44,307     108,335      (73,422)      56,328     (220,781)       25,653
                                                        --------    --------    ---------    ---------    ---------    ----------
          Net change in contract owners' equity.......   (45,120)     93,496     (133,536)      89,850     (514,562)     (382,852)
                                                        --------    --------    ---------    ---------    ---------    ----------
  Contract owners' equity:
  Beginning of period.................................   292,014     198,518      292,599      202,749      889,854     1,272,706
                                                        --------    --------    ---------    ---------    ---------    ----------
  End of period.......................................  $246,894    $292,014    $ 159,063    $ 292,599    $ 375,292    $  889,854
                                                        ========    ========    =========    =========    =========    ==========
Change in units:
  Beginning units.....................................    25,824      16,853       25,817       18,477      119,257       116,867
                                                        --------    --------    ---------    ---------    ---------    ----------
  Units purchased.....................................     9,685      17,302        2,141       26,816       16,914        33,588
  Units redeemed......................................    (5,326)     (8,331)      (9,523)     (19,476)     (54,782)      (31,198)
                                                        --------    --------    ---------    ---------    ---------    ----------
  Ending units........................................    30,183      25,824       18,435       25,817       81,389       119,257
                                                        ========    ========    =========    =========    =========    ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY                                FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001

                                    VAN KAMPEN UNIVERSAL
                                     INSTITUTIONAL FUNDS                    GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                    ---------------------    --------------------------------------------------------------------
                                       US REAL ESTATE          GROWTH & INCOME          CORE US EQUITY          CAPITAL GROWTH
                                         SUBACCOUNT               SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                    ---------------------    --------------------    --------------------    --------------------
                                      2002        2001         2002        2001        2002        2001        2002        2001
                                    --------    ---------    --------    --------    --------    --------    --------    --------
Increase (decrease) in contract
  owners' equity from operations:
     Net investment activity......  $  1,821    $   3,888    $    540    $   (535)   $   (336)   $   (748)   $   (340)   $   (416)
     Reinvested capital gains.....     2,777        1,266           0           0           0           0           0         137
     Realized gain (loss).........     5,031       15,386      (4,392)     (2,619)     (1,524)    (10,533)    (13,304)     (3,655)
     Unrealized gain (loss).......   (17,084)      (7,050)    (10,777)     (6,092)    (19,316)     (3,155)      2,743      (4,331)
                                    --------    ---------    --------    --------    --------    --------    --------    --------
          Net increase (decrease)
            in contract owners'
            equity from
            operations............    (7,455)      13,490     (14,629)     (9,246)    (21,176)    (14,436)    (10,901)     (8,265)
                                    --------    ---------    --------    --------    --------    --------    --------    --------
Equity transactions:
     Contract purchase payments...       112        1,655         860       8,988       5,000           0       1,080         343
     Transfers from fixed & other
       subaccounts................    57,690       47,007      42,162      23,044      20,132      13,962      38,294      17,602
     Withdrawals, surrenders &
       contract charges (note
       4).........................   (50,736)      (7,540)    (14,720)       (498)          0     (19,889)     (7,098)     (2,241)
     Annuity & death benefit
       payments...................       (70)        (325)     (2,944)     (2,201)     (7,332)     (8,843)       (441)       (311)
     Transfers to fixed & other
       subaccounts................   (50,867)    (137,610)     (6,949)    (12,339)          0     (14,677)    (34,830)    (16,934)
                                    --------    ---------    --------    --------    --------    --------    --------    --------
       Net equity transactions....   (43,871)     (96,813)     18,409      16,994      17,800     (29,447)     (2,995)     (1,541)
                                    --------    ---------    --------    --------    --------    --------    --------    --------
          Net change in contract
            owners' equity........   (51,326)     (83,323)      3,780       7,748      (3,376)    (43,883)    (13,896)     (9,806)
                                    --------    ---------    --------    --------    --------    --------    --------    --------
Contract owners' equity:
  Beginning of period.............   154,838      238,161      98,396      90,648      78,756     122,639      40,588      50,394
                                    --------    ---------    --------    --------    --------    --------    --------    --------
  End of period...................  $103,512    $ 154,838    $102,176    $ 98,396    $ 75,380    $ 78,756    $ 26,692    $ 40,588
                                    ========    =========    ========    ========    ========    ========    ========    ========
Change in units:
  Beginning units.................    10,972       18,352      11,074       9,152       9,244      12,549       4,713       4,951
                                    --------    ---------    --------    --------    --------    --------    --------    --------
  Units purchased.................     3,873        3,568       5,157       3,667       3,188       1,641       5,777       1,870
  Units redeemed..................    (7,369)     (10,948)     (3,118)     (1,745)       (983)     (4,946)     (6,351)     (2,108)
                                    --------    ---------    --------    --------    --------    --------    --------    --------
  Ending units....................     7,476       10,972      13,113      11,074      11,449       9,244       4,139       4,713
                                    ========    =========    ========    ========    ========    ========    ========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY                                FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001

                                                                                                               PBHG INSURANCE
                                                          LAZARD RETIREMENT RETIREMENT SERIES, INC.          SERIES FUND, INC.
                                                       ------------------------------------------------    ----------------------
                                                          EMERGING MARKET              SMALL CAP                TECH & COMM
                                                             SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                                                       ----------------------    ----------------------    ----------------------
                                                         2002         2001         2002         2001         2002         2001
                                                       ---------    ---------    ---------    ---------    ---------    ---------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity............................  $    (829)   $    (655)   $  (8,274)   $  (4,109)   $  (1,362)   $  (2,846)
  Reinvested capital gains...........................          0            0        3,565       40,969            0      114,200
  Realized gain (loss)...............................     (7,885)     (20,622)     (22,684)      17,075     (145,551)    (219,640)
  Unrealized gain (loss).............................     (2,411)       4,605     (149,245)      40,525       21,217     (151,735)
                                                       ---------    ---------    ---------    ---------    ---------    ---------
          Net increase (decrease) in contract owners'
           equity from operations....................    (11,125)     (16,672)    (176,638)      94,460     (125,696)    (260,021)
                                                       ---------    ---------    ---------    ---------    ---------    ---------
  Equity transactions:
  Contract purchase payments.........................      1,210          261      107,052       32,833          460        1,324
  Transfers from fixed & other subaccounts...........    226,807      195,065      490,399      726,644      232,385      162,282
  Withdrawals, surrenders & contract charges (note
     4)..............................................     (8,420)      (5,690)     (85,690)     (47,455)     (18,417)      (3,766)
  Annuity & death benefit payments...................       (366)         (31)      (7,603)      (1,957)        (835)      (2,901)
  Transfers to fixed & other subaccounts.............   (139,171)    (155,907)    (261,578)    (234,951)     (20,763)    (177,810)
                                                       ---------    ---------    ---------    ---------    ---------    ---------
       Net equity transactions.......................     80,060       33,698      242,580      475,114      192,830      (20,871)
                                                       ---------    ---------    ---------    ---------    ---------    ---------
          Net change in contract owners' equity......     68,935       17,026       65,942      569,574       67,134     (280,892)
                                                       ---------    ---------    ---------    ---------    ---------    ---------
  Contract owners' equity:
  Beginning of period................................     64,352       47,326      737,135      167,561      185,087      465,979
                                                       ---------    ---------    ---------    ---------    ---------    ---------
  End of period......................................  $ 133,287    $  64,352    $ 803,077    $ 737,135    $ 252,221    $ 185,087
                                                       =========    =========    =========    =========    =========    =========
Change in units:
  Beginning units....................................      7,694        5,312       49,724       13,275       73,340       87,161
                                                       ---------    ---------    ---------    ---------    ---------    ---------
  Units purchased....................................     24,832       20,479       41,642       56,455      178,005       39,032
  Units redeemed.....................................    (16,180)     (18,097)     (24,867)     (20,006)     (31,554)     (52,853)
                                                       ---------    ---------    ---------    ---------    ---------    ---------
  Ending units.......................................     16,346        7,694       66,499       49,724      219,791       73,340
                                                       =========    =========    =========    =========    =========    =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY                                FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001

                                                                  FIDELITY VARIABLE INSURANCE PRODUCTS FUND SERVICE CL 2
                                                          -----------------------------------------------------------------------
                                                               VIP MID CAP             VIP CONTRAFUND            VIP GROWTH
                                                                SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
                                                          ----------------------    --------------------    ---------------------
                                                             2002         2001        2002        2001        2002         2001
                                                          ----------    --------    --------    --------    ---------    --------
Decrease in contract owners' equity from operations:
  Net investment activity...............................  $   (4,180)   $ (6,198)   $ (1,452)   $   (385)   $  (3,170)   $ (2,996)
  Reinvested capital gains..............................           0           0           0       2,153            0      16,061
  Realized loss.........................................     (18,058)     (5,126)     (4,874)       (183)     (31,521)     (5,139)
  Unrealized gain (loss)................................    (110,704)     10,746     (22,113)    (13,236)     (94,485)    (56,535)
                                                          ----------    --------    --------    --------    ---------    --------
          Net decrease in contract owners' equity from
           operations...................................    (132,942)       (578)    (28,439)    (11,651)    (129,176)    (48,609)
                                                          ----------    --------    --------    --------    ---------    --------
  Equity transactions:
  Contract purchase payments............................      65,341      86,673      21,422       5,119       42,802      37,486
  Transfers from fixed & other subaccounts..............     736,893     455,818     330,138      27,606       86,217     183,114
  Withdrawals, surrenders & contract charges (note 4)...     (60,072)    (25,466)     (2,239)     (1,753)      (8,092)     (1,617)
  Annuity & death benefit payments......................      (4,958)     (2,010)       (742)        (32)      (1,349)       (270)
  Transfers to fixed & other subaccounts................    (309,897)    (86,468)    (76,278)       (167)     (50,443)    (36,200)
                                                          ----------    --------    --------    --------    ---------    --------
       Net equity transactions..........................     427,307     428,547     272,301      30,773       69,135     182,513
                                                          ----------    --------    --------    --------    ---------    --------
          Net change in contract owners' equity.........     294,365     427,969     243,862      19,122      (60,041)    133,904
                                                          ----------    --------    --------    --------    ---------    --------
  Contract owners' equity:
  Beginning of period...................................     739,015     311,046     100,923      81,801      377,410     243,506
                                                          ----------    --------    --------    --------    ---------    --------
  End of period.........................................  $1,033,380    $739,015    $344,785    $100,923    $ 317,369    $377,410
                                                          ==========    ========    ========    ========    =========    ========
Change in units:
  Beginning units.......................................      69,287      27,843      12,608       8,849       54,814      28,739
                                                          ----------    --------    --------    --------    ---------    --------
  Units purchased.......................................      76,359      49,745      45,869       3,973       24,081      30,175
  Units redeemed........................................     (36,842)     (8,301)    (10,372)       (214)     (12,081)     (4,100)
                                                          ----------    --------    --------    --------    ---------    --------
  Ending units..........................................     108,804      69,287      48,105      12,608       66,814      54,814
                                                          ==========    ========    ========    ========    =========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY                                FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001

                                                                            JANUS ASPEN SERIES -- SERVICE SHARES
                                                           ----------------------------------------------------------------------
                                                                   GROWTH              WORLDWIDE GROWTH            BALANCED
                                                                 SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
                                                           ----------------------    --------------------    --------------------
                                                             2002         2001         2002        2001        2002        2001
                                                           ---------    ---------    --------    --------    --------    --------
Decrease in contract owners' equity from operations:
  Net investment activity................................  $  (2,930)   $  (3,511)   $   (699)   $ (1,634)   $  4,944    $  2,870
  Reinvested capital gains...............................          0          645           0           0           0           0
  Realized loss..........................................    (44,582)      (8,420)    (20,317)    (20,525)     (9,556)     (4,323)
  Unrealized loss........................................    (46,126)     (89,355)    (34,135)    (37,743)    (32,762)    (12,525)
                                                           ---------    ---------    --------    --------    --------    --------
          Net decrease in contract owners' equity from
           operations....................................    (93,638)    (100,641)    (55,151)    (59,902)    (37,374)    (13,978)
                                                           ---------    ---------    --------    --------    --------    --------
  Equity transactions:
  Contract purchase payments.............................     17,643      177,521      31,281      38,279     190,992     284,974
  Transfers from fixed & other subaccounts...............          0       18,632       3,750      19,859       8,164      16,616
  Withdrawals, surrenders & contract charges (note 4)....    (34,753)      (4,001)     (8,073)     (4,705)    (43,802)     (6,090)
  Annuity & death benefit payments.......................    (11,658)        (972)     (6,097)       (142)       (777)       (246)
  Transfers to fixed & other subaccounts.................    (26,941)     (23,099)    (19,175)    (33,532)    (52,244)    (29,802)
                                                           ---------    ---------    --------    --------    --------    --------
       Net equity transactions...........................    (55,709)     168,081       1,686      19,759     102,333     265,452
                                                           ---------    ---------    --------    --------    --------    --------
          Net change in contract owners' equity..........   (149,347)      67,440     (53,465)    (40,143)     64,959     251,474
                                                           ---------    ---------    --------    --------    --------    --------
  Contract owners' equity:
  Beginning of period....................................    362,949      295,509     199,682     239,825     397,503     146,029
                                                           ---------    ---------    --------    --------    --------    --------
  End of period..........................................  $ 213,602    $ 362,949    $146,217    $199,682    $462,462    $397,503
                                                           =========    =========    ========    ========    ========    ========
Change in units:
  Beginning units........................................     60,329       36,504      32,580      29,972      43,335      14,980
                                                           ---------    ---------    --------    --------    --------    --------
  Units purchased........................................      3,221       27,994       5,981       8,858      22,300      32,345
  Units redeemed.........................................    (14,598)      (4,169)     (6,119)     (6,250)    (11,077)     (3,990)
                                                           ---------    ---------    --------    --------    --------    --------
  Ending units...........................................     48,952       60,329      32,442      32,580      54,558      43,335
                                                           =========    =========    ========    ========    ========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY                                FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001

                                                                  MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS
                                                 --------------------------------------------------------------------------------
                                                                        INVESTORS
                                                                          GROWTH
                                                    NEW DISCOVERY         STOCK         MID CAP GROWTH           TOTAL RETURN
                                                     SUBACCOUNT         SUBACCOUNT        SUBACCOUNT              SUBACCOUNT
                                                 -------------------    ----------    -------------------    --------------------
                                                   2002      2001(a)       2002         2002      2001(a)      2002       2001(a)
                                                 --------    -------    ----------    --------    -------    ---------    -------
Increase (decrease) in contract owners' equity
  from operations:
     Net investment activity...................  $   (102)   $   (5)      $   (3)     $   (127)   $   (25)   $   1,457    $   (17)
     Reinvested capital gains..................         0         0            0             0          0        3,651          0
     Realized gain (loss)......................    (3,559)        0            0        (4,825)         1      (13,507)         2
     Unrealized gain (loss)....................    (2,866)      419          (96)       (5,565)     1,220       (9,370)       177
                                                 --------    ------       ------      --------    -------    ---------    -------
          Net increase (decrease) in contract
            owners' equity from operations.....    (6,527)      414          (99)      (10,517)     1,196      (17,769)       162
                                                 --------    ------       ------      --------    -------    ---------    -------
Equity transactions:
     Contract purchase payments................     1,250     4,735        2,402           625          0      154,713          0
     Transfers from fixed & other
      subaccounts..............................    55,770         0            0         7,884     17,106      488,712     24,578
     Withdrawals, surrenders & contract charges
      (note 4).................................      (422)        0            0          (901)         0      (23,030)         0
     Annuity & death benefit payments..........         0         0            0            (7)         0       (3,925)      (168)
     Transfers to fixed & other subaccounts....   (44,850)        0            0        (7,877)         0     (161,946)         0
                                                 --------    ------       ------      --------    -------    ---------    -------
       Net equity transactions.................    11,748     4,735        2,402          (276)    17,106      454,524     24,410
                                                 --------    ------       ------      --------    -------    ---------    -------
          Net change in contract owners'
            equity.............................     5,221     5,149        2,303       (10,793)    18,302      436,755     24,572
                                                 --------    ------       ------      --------    -------    ---------    -------
Contract owners' equity:
  Beginning of period..........................     5,149         0            0        18,302          0       24,572          0
                                                 --------    ------       ------      --------    -------    ---------    -------
  End of period................................  $ 10,370    $5,149       $2,303      $  7,509    $18,302    $ 461,327    $24,572
                                                 ========    ======       ======      ========    =======    =========    =======
Change in units:
  Beginning units..............................       445         0            0         1,648          0        2,394          0
                                                 --------    ------       ------      --------    -------    ---------    -------
  Units purchased..............................     5,119       445          301           893      1,648       64,953      2,411
  Units redeemed...............................    (4,236)        0            0        (1,335)         0      (19,370)       (17)
                                                 --------    ------       ------      --------    -------    ---------    -------
  Ending units.................................     1,328       445          301         1,206      1,648       47,977      2,394
                                                 ========    ======       ======      ========    =======    =========    =======

---------------

(a) Period from November 1, 2001 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY                                FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001

                                                             J P MORGAN SERIES TRUST II        PIMCO VARIABLE INSURANCE TRUST
                                                             --------------------------    --------------------------------------
                                                                SMALL         MID CAP         REAL         TOTAL         GLOBAL
                                                               COMPANY         VALUE         RETURN        RETURN         BOND
                                                             SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                             -----------    -----------    ----------    ----------    ----------
                                                                2002           2002         2002(c)       2002(c)       2002(c)
                                                             -----------    -----------    ----------    ----------    ----------
Increase (decrease) in contract owners' equity from
  operations:
     Net investment activity...............................   $    (50)      $   (481)      $    619      $    213      $    33
     Reinvested capital gains..............................          0            113            243           509           42
     Realized gain (loss)..................................     (1,858)          (697)        (1,177)         (547)           6
     Unrealized gain (loss)................................       (279)           344          2,758           339          441
                                                              --------       --------       --------      --------      -------
          Net increase (decrease) in contract owners'
          equity from operations...........................     (2,187)          (721)         2,443           514          522
                                                              --------       --------       --------      --------      -------
Equity transactions:
     Contract purchase payments............................          0          6,390          4,281           100            0
     Transfers from fixed & other subaccounts..............     54,396        127,036        172,269        81,910       16,869
     Withdrawals, surrenders & contract charges (note 4)...          0           (766)             0             0            0
     Annuity & death benefit payments......................         (2)           (12)        (1,080)          (66)           0
     Transfers to fixed & other subaccounts................    (43,380)       (40,923)       (49,480)      (34,410)      (6,003)
                                                              --------       --------       --------      --------      -------
       Net equity transactions.............................     11,014         91,725        125,990        47,534       10,866
                                                              --------       --------       --------      --------      -------
          Net change in contract owners' equity............      8,827         91,004        128,433        48,048       11,388
                                                              --------       --------       --------      --------      -------
Contract owners' equity:
  Beginning of period......................................          0              0              0             0            0
                                                              --------       --------       --------      --------      -------
  End of period............................................   $  8,827       $ 91,004       $128,433      $ 48,048      $11,388
                                                              ========       ========       ========      ========      =======
Change in units:
  Beginning units..........................................          0              0              0             0            0
                                                              --------       --------       --------      --------      -------
  Units purchased..........................................      5,627         12,165         16,804         8,046        1,669
  Units redeemed...........................................     (4,611)        (3,845)        (4,777)       (3,441)        (605)
                                                              --------       --------       --------      --------      -------
  Ending units.............................................      1,016          8,320         12,027         4,605        1,064
                                                              ========       ========       ========      ========      =======

---------------

(c) Period from August 1, 2002 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2002

(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Ohio National Variable Account B (the Account) is a separate account of The Ohio National Life Insurance Company (ONLIC) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

   Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., Dow Target Portfolios, Fidelity Variable Insurance Products Fund Service CL 2, Janus Aspen Series (Institutional and Service Shares), Strong Variable Annuity Funds, Inc., Van Kampen Universal Institutional Funds, Inc., Goldman Sachs Variable Insurance Trust, Lazard Retirement Series Inc., PBHG Insurance Series Fund, Inc., J. P. Morgan Series Trust II, MFS Variable Insurance Trust -- Service Class, and PIMCO Variable Insurance Trust (collectively the Funds). The Funds are diversified open-end management investment companies. The Funds' investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

   Annuity reserves for contracts that have been annuitized are computed according to the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and express risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses.

   The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2002. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

   Ohio National Investments, Inc. (ONI), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. and the Dow Target Funds, in which the Account invests. For these services, ONI receives fees from the mutual funds.

   Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of ONLIC. The accompanying financial statements include only the contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed account benefits.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Some of the underlying mutual funds have been established by investment advisors which manage publicly traded mutual funds, having similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to publicly traded mutual funds. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

(2) FINANCIAL HIGHLIGHTS

   The following is a summary of accumulation units, value per unit, and fair value (fair value represents the portion of contract owners' equity for contracts in the accumulation period, and excludes the portion of contract owners' equity for annuity

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

   reserves for contracts in the payment period) as of December 31, and the expense ratios, total returns and investment income ratios for the periods then ended, for the respective subaccounts and products:

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****
                                         ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.:
   EQUITY SUBACCOUNT
   2002
     Combination.......................       9,429     $118.048746   $ 1,113,126      1.00%     -19.55%      0.36%
     Back Load.........................         787     $ 59.978655   $    47,186      1.10%     -19.63%      0.37%
     Top I.............................       7,635     $ 52.052278   $   397,411      1.10%     -19.63%      0.36%
     Top Tradition.....................     335,950     $ 43.921459   $14,755,423      1.10%     -19.63%      0.35%
     Top Plus..........................     336,899     $ 14.827204   $ 4,995,271      0.90%     -19.47%      0.35%
                                          ---------                   -----------
                                            690,700                   $21,308,417
                                          ---------                   -----------
   2001
     Combination.......................      10,406     $146.729444   $ 1,526,816      1.00%      -9.34%      0.29%
     Back Load.........................         787     $ 74.624813   $    58,755      1.10%      -9.43%      0.29%
     Top I.............................       9,481     $ 64.762873   $   614,013      1.10%      -9.43%      0.29%
     Top Tradition.....................     430,401     $ 54.646612   $23,519,980      1.10%      -9.43%      0.29%
     Top Plus..........................     420,320     $ 18.411312   $ 7,738,643      0.90%      -9.25%      0.29%
                                          ---------                   -----------
                                            871,395                   $33,458,207
                                          ---------                   -----------
   2000
     Combination.......................      10,607     $161.853196   $ 1,716,804      1.00%      -7.57%      0.29%
     Back Load.........................         777     $ 82.398661   $    64,054      1.10%      -7.66%      0.30%
     Top I.............................      10,553     $ 71.509397   $   754,658      1.10%      -7.66%      0.29%
     Top Tradition.....................     485,303     $ 60.339288   $29,282,830      1.10%      -7.66%      0.29%
     Top Plus..........................     435,099     $ 20.288788   $ 8,827,632      0.90%      -7.48%      0.29%
                                          ---------                   -----------
                                            942,339                   $40,645,978
                                          ---------                   -----------
   1999
     Combination.......................      13,635     $175.107175   $ 2,387,521      1.00%      18.68%      0.34%
     Back Load.........................         768     $ 89.234207   $    68,548      1.10%      18.56%      0.37%
     Top I.............................      15,717     $ 77.441596   $ 1,217,121      1.10%      18.56%      0.34%
     Top Tradition.....................     566,619     $ 65.344855   $37,025,657      1.10%      18.56%      0.33%
     Top Plus..........................     480,965     $ 21.928573   $10,546,868      0.90%      18.80%      0.32%
                                          ---------                   -----------
                                          1,077,704                   $51,245,715
                                          ---------                   -----------
   1998
     Combination.......................      17,171     $147.545413   $ 2,533,476      1.00%       4.68%      1.20%
     Back Load.........................       1,141     $ 75.263201   $    85,883      1.10%       4.57%      1.26%
     Top I.............................      23,801     $ 65.316911   $ 1,554,585      1.10%       4.57%      1.25%
     Top Tradition.....................     670,584     $ 55.144099   $36,958,607      1.10%       4.57%      1.24%
     Top Plus..........................     509,665     $ 18.458779   $ 9,407,797      0.90%       4.78%      1.26%
                                          ---------                   -----------
                                          1,222,362                   $50,540,348
                                          ---------                   -----------
   MONEY MARKET SUBACCOUNT
   2002
     VIA...............................       3,201     $ 31.645984   $   101,304      1.30%       0.09%      1.40%
     Top I.............................       4,118     $ 23.997404   $    98,810      1.30%       0.09%      1.40%
     Top Tradition.....................      99,162     $ 21.676487   $ 2,149,488      1.10%       0.28%      1.37%
     Top Plus..........................     105,701     $ 13.972279   $ 1,476,881      0.90%       0.48%      1.41%
                                          ---------                   -----------
                                            212,182                   $ 3,826,483
                                          ---------                   -----------
   2001
     VIA...............................       6,496     $ 31.618739   $   205,383      1.30%       2.46%      3.57%
     Top I.............................       4,187     $ 23.976750   $   100,386      1.30%       2.46%      3.58%
     Top Tradition.....................     143,776     $ 21.615037   $ 3,107,722      1.10%       2.67%      3.36%
     Top Plus..........................     119,581     $ 13.905126   $ 1,662,852      0.90%       2.87%      3.50%
                                          ---------                   -----------
                                            274,040                   $ 5,076,343
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****
                                         ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.:
     (CONTINUED)
   MONEY MARKET SUBACCOUNT (CONTINUED)
   2000
     VIA...............................       6,758     $ 30.858557   $   208,558      1.30%       4.98%      6.33%
     Top I.............................       4,191     $ 23.400294   $    98,079      1.30%       4.98%      6.32%
     Top Tradition.....................      54,882     $ 21.053464   $ 1,155,464      1.10%       5.19%      5.95%
     Top Plus..........................      69,764     $ 13.516943   $   943,000      0.90%       5.39%      6.07%
                                          ---------                   -----------
                                            135,595                   $ 2,405,101
                                          ---------                   -----------
   1999
     VIA...............................       6,924     $ 29.394756   $   203,527      1.30%       3.68%      4.06%
     Top I.............................       4,423     $ 22.290284   $    98,585      1.30%       3.68%      4.80%
     Top Tradition.....................     129,935     $ 20.015273   $ 2,600,684      1.10%       3.88%      4.98%
     Top Plus..........................     109,471     $ 12.825076   $ 1,403,978      0.90%       4.09%      4.92%
                                          ---------                   -----------
                                            250,753                   $ 4,306,774
                                          ---------                   -----------
   1998
     VIA...............................       8,368     $ 28.352494   $   237,245      1.30%       4.03%      5.08%
     Top I.............................       4,311     $ 21.499933   $    92,678      1.30%       4.03%      5.41%
     Top Tradition.....................      54,060     $ 19.267463   $ 1,041,602      1.10%       4.24%      5.02%
     Top Plus..........................     163,872     $ 12.321496   $ 2,019,153      0.90%       4.45%      5.29%
                                          ---------                   -----------
                                            230,611                   $ 3,390,678
                                          ---------                   -----------
   BOND SUBACCOUNT
   2002
     Top I.............................         229     $ 37.475703   $     8,575      1.10%       7.47%      5.83%
     Top Tradition.....................      97,963     $ 31.383869   $ 3,074,448      1.10%       7.47%      5.95%
     Top Plus..........................      94,133     $ 15.634301   $ 1,471,714      0.90%       7.69%      6.16%
                                          ---------                   -----------
                                            192,325                   $ 4,554,737
                                          ---------                   -----------
   2001
     Top I.............................         709     $ 34.869720   $    24,711      1.10%       7.23%      6.21%
     Top Tradition.....................      98,552     $ 29.201497   $ 2,877,868      1.10%       7.23%      6.40%
     Top Plus..........................      76,526     $ 14.518370   $ 1,111,036      0.90%       7.45%      6.28%
                                          ---------                   -----------
                                            175,787                   $ 4,013,615
                                          ---------                   -----------
   2000
     Top I.............................         712     $ 32.517141   $    23,153      1.10%       4.71%      6.27%
     Top Tradition.....................      74,174     $ 27.231337   $ 2,019,853      1.10%       4.71%      6.57%
     Top Plus..........................      77,325     $ 13.511940   $ 1,044,814      0.90%       4.92%      6.49%
                                          ---------                   -----------
                                            152,211                   $ 3,087,820
                                          ---------                   -----------
   1999
     Top I.............................       2,902     $ 31.054566   $    90,127      1.10%      -0.52%      6.83%
     Top Tradition.....................      96,317     $ 26.006519   $ 2,504,872      1.10%      -0.52%      6.50%
     Top Plus..........................     110,307     $ 12.878760   $ 1,420,615      0.90%      -0.32%      6.62%
                                          ---------                   -----------
                                            209,526                   $ 4,015,614
                                          ---------                   -----------
   1998
     Top I.............................       2,869     $ 31.215693   $    89,544      1.10%       4.07%      7.12%
     Top Tradition.....................     122,870     $ 26.141439   $ 3,211,988      1.10%       4.07%      6.29%
     Top Plus..........................     133,933     $ 12.919987   $ 1,730,412      0.90%       4.28%      6.50%
                                          ---------                   -----------
                                            259,672                   $ 5,031,944
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****
                                         ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.:
     (CONTINUED)
   OMNI SUBACCOUNT
   2002
     Top I.............................      16,747     $ 24.704037   $   413,724      1.10%     -23.62%      1.91%
     Top Tradition.....................     288,071     $ 24.548349   $ 7,071,660      1.10%     -23.62%      1.87%
     Top Plus..........................     193,979     $ 10.378160   $ 2,013,149      0.90%     -23.46%      1.83%
                                          ---------                   -----------
                                            498,797                   $ 9,498,533
                                          ---------                   -----------
   2001
     Top I.............................      17,790     $ 32.341620   $   575,351      1.10%     -14.02%      1.85%
     Top Tradition.....................     359,975     $ 32.137789   $11,568,815      1.10%     -14.02%      1.80%
     Top Plus..........................     262,133     $ 13.559807   $ 3,554,473      0.90%     -13.84%      1.76%
                                          ---------                   -----------
                                            639,898                   $15,698,639
                                          ---------                   -----------
   2000
     Top I.............................      18,791     $ 37.613517   $   706,813      1.10%     -15.78%      1.19%
     Top Tradition.....................     461,399     $ 37.376450   $17,245,459      1.10%     -15.78%      1.16%
     Top Plus..........................     367,136     $ 15.738754   $ 5,778,265      0.90%     -15.61%      1.16%
                                          ---------                   -----------
                                            847,326                   $23,730,537
                                          ---------                   -----------
   1999
     Top I.............................      20,370     $ 44.658692   $   909,709      1.10%      10.14%      1.99%
     Top Tradition.....................     576,927     $ 44.377211   $25,602,429      1.10%      10.14%      2.13%
     Top Plus..........................     467,855     $ 18.649833   $ 8,725,412      0.90%      10.36%      2.17%
                                          ---------                   -----------
                                          1,065,152                   $35,237,550
                                          ---------                   -----------
   1998
     Top I.............................      24,611     $ 40.545640   $   997,875      1.10%       3.39%      2.41%
     Top Tradition.....................     724,292     $ 40.290085   $29,181,791      1.10%       3.39%      2.66%
     Top Plus..........................     558,183     $ 16.898733   $ 9,432,581      0.90%       3.60%      2.72%
                                          ---------                   -----------
                                          1,307,086                   $39,612,247
                                          ---------                   -----------
   INTERNATIONAL SUBACCOUNT
   2002
     Top I.............................       5,018     $ 12.039008   $    60,418      1.10%     -21.51%      0.26%
     Top Tradition.....................     473,133     $ 12.039008   $ 5,696,051      1.10%     -21.51%      0.26%
     Top Plus..........................     256,818     $ 10.704470   $ 2,749,100      0.90%     -21.36%      0.26%
                                          ---------                   -----------
                                            734,969                   $ 8,505,569
                                          ---------                   -----------
   2001
     Top I.............................       6,004     $ 15.338791   $    92,088      1.10%     -30.33%      0.00%
     Top Tradition.....................     577,856     $ 15.338791   $ 8,863,613      1.10%     -30.33%      0.00%
     Top Plus..........................     359,879     $ 13.611451   $ 4,898,478      0.90%     -30.19%      0.00%
                                          ---------                   -----------
                                            943,739                   $13,854,179
                                          ---------                   -----------
   2000
     Top I.............................       7,754     $ 22.017499   $   170,718      1.10%     -23.04%      0.00%
     Top Tradition.....................     680,017     $ 22.017499   $14,972,270      1.10%     -23.04%      0.00%
     Top Plus..........................     430,991     $ 19.499102   $ 8,403,944      0.90%     -22.89%      0.00%
                                          ---------                   -----------
                                          1,118,762                   $23,546,932
                                          ---------                   -----------
   1999
     Top I.............................       8,563     $ 28.609795   $   244,993      1.10%      65.58%      0.00%
     Top Tradition.....................     755,373     $ 28.609795   $21,611,072      1.10%      65.58%      0.00%
     Top Plus..........................     462,283     $ 25.287344   $11,689,920      0.90%      65.91%      0.00%
                                          ---------                   -----------
                                          1,226,219                   $33,545,985
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****
                                         ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.:
     (CONTINUED)
   INTERNATIONAL SUBACCOUNT (CONTINUED)
   1998
     Top I.............................      12,488     $ 17.278635   $   215,771      1.10%       2.75%      3.84%
     Top Tradition.....................   1,021,072     $ 17.278635   $17,642,724      1.10%       2.75%      3.82%
     Top Plus..........................     673,379     $ 15.241954   $10,263,606      0.90%       2.96%      3.81%
                                          ---------                   -----------
                                          1,706,939                   $28,122,101
                                          ---------                   -----------
   CAPITAL APPRECIATION SUBACCOUNT
   2002
     Top I.............................         944     $ 18.237893   $    17,220      1.10%     -21.02%      0.20%
     Top Tradition.....................     300,763     $ 18.237893   $ 5,485,282      1.10%     -21.02%      0.21%
     Top Plus..........................     192,817     $ 20.535249   $ 3,959,535      0.90%     -20.86%      0.20%
                                          ---------                   -----------
                                            494,524                   $ 9,462,037
                                          ---------                   -----------
   2001
     Top I.............................       1,319     $ 23.091636   $    30,464      1.10%       8.50%      0.49%
     Top Tradition.....................     311,695     $ 23.091636   $ 7,197,536      1.10%       8.50%      0.49%
     Top Plus..........................     214,554     $ 25.948909   $ 5,567,434      0.90%       8.72%      0.49%
                                          ---------                   -----------
                                            527,568                   $12,795,434
                                          ---------                   -----------
   2000
     Top I.............................       1,332     $ 21.281994   $    28,354      1.10%      30.07%      1.00%
     Top Tradition.....................     310,191     $ 21.281994   $ 6,601,481      1.10%      30.07%      1.06%
     Top Plus..........................     212,034     $ 23.867775   $ 5,060,790      0.90%      30.33%      1.01%
                                          ---------                   -----------
                                            523,557                   $11,690,625
                                          ---------                   -----------
   1999
     Top I.............................       5,710     $ 16.361968   $    93,419      1.10%       5.30%      3.36%
     Top Tradition.....................     332,204     $ 16.361968   $ 5,435,505      1.10%       5.30%      2.96%
     Top Plus..........................     304,647     $ 18.313827   $ 5,579,258      0.90%       5.51%      2.95%
                                          ---------                   -----------
                                            642,561                   $11,108,182
                                          ---------                   -----------
   1998
     Top I.............................       1,542     $ 15.538473   $    23,955      1.10%       4.76%      1.29%
     Top Tradition.....................     366,130     $ 15.538473   $ 5,689,099      1.10%       4.76%      2.46%
     Top Plus..........................     358,863     $ 17.357724   $ 6,229,053      0.90%       4.97%      2.48%
                                          ---------                   -----------
                                            726,535                   $11,942,107
                                          ---------                   -----------
   DISCOVERY SUBACCOUNT
   2002
     Top I.............................       1,299     $ 16.058949   $    20,865      1.10%     -33.47%      0.00%
     Top Tradition.....................     204,134     $ 16.058949   $ 3,278,179      1.10%     -33.47%      0.00%
     Top Plus..........................     147,878     $ 21.205098   $ 3,135,757      0.90%     -33.34%      0.00%
                                          ---------                   -----------
                                            353,311                   $ 6,434,801
                                          ---------                   -----------
   2001
     Top I.............................       1,252     $ 24.137799   $    30,230      1.10%     -19.25%      0.00%
     Top Tradition.....................     243,056     $ 24.137799   $ 5,866,831      1.10%     -19.25%      0.00%
     Top Plus..........................     180,341     $ 31.809662   $ 5,736,577      0.90%     -19.09%      0.00%
                                          ---------                   -----------
                                            424,649                   $11,633,638
                                          ---------                   -----------
   2000
     Top I.............................       1,253     $ 29.893355   $    37,469      1.10%     -12.18%      0.00%
     Top Tradition.....................     286,083     $ 29.893355   $ 8,551,980      1.10%     -12.18%      0.00%
     Top Plus..........................     211,332     $ 39.316003   $ 8,308,733      0.90%     -12.01%      0.00%
                                          ---------                   -----------
                                            498,668                   $16,898,182
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****
                                         ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.:
     (CONTINUED)
   DISCOVERY SUBACCOUNT (CONTINUED)
   1999
     Top Tradition.....................     286,164     $ 34.040041   $ 9,741,037      1.10%     104.21%      0.00%
     Top Plus..........................     220,471     $ 44.681338   $ 9,850,920      0.90%     104.62%      0.00%
                                          ---------                   -----------
                                            506,635                   $19,591,957
                                          ---------                   -----------
   1998
     Top Tradition.....................     236,231     $ 16.668731   $ 3,937,667      1.10%       9.37%      0.00%
     Top Plus..........................     233,680     $ 21.836411   $ 5,102,727      0.90%       9.59%      0.00%
                                          ---------                   -----------
                                            469,911                   $ 9,040,394
                                          ---------                   -----------
   INTERNATIONAL SMALL COMPANY
   2002
     Top I.............................          23     $ 10.621378   $       240      1.10%     -15.93%      0.00%
     Top Tradition.....................      90,154     $ 10.621378   $   957,562      1.10%     -15.93%      0.00%
     Top Plus..........................     101,302     $ 11.504273   $ 1,165,410      0.90%     -15.77%      0.00%
                                          ---------                   -----------
                                            191,479                   $ 2,123,212
                                          ---------                   -----------
   2001
     Top I.............................          23     $ 12.634695   $       286      1.10%     -30.05%      0.00%
     Top Tradition.....................     109,586     $ 12.634695   $ 1,384,590      1.10%     -30.05%      0.00%
     Top Plus..........................     121,151     $ 13.657853   $ 1,654,668      0.90%     -29.91%      0.00%
                                          ---------                   -----------
                                            230,760                   $ 3,039,544
                                          ---------                   -----------
   2000
     Top I.............................          23     $ 18.062290   $       410      1.10%     -31.03%      0.00%
     Top Tradition.....................     124,693     $ 18.062290   $ 2,252,236      1.10%     -31.03%      0.00%
     Top Plus..........................     133,455     $ 19.486046   $ 2,600,511      0.90%     -30.89%      0.00%
                                          ---------                   -----------
                                            258,171                   $ 4,853,157
                                          ---------                   -----------
   1999
     Top Tradition.....................     119,756     $ 26.188124   $ 3,136,191      1.10%     106.25%      2.65%
     Top Plus..........................     140,283     $ 28.196610   $ 3,955,515      0.90%     106.65%      2.95%
                                          ---------                   -----------
                                            260,039                   $ 7,091,706
                                          ---------                   -----------
   1998
     Top Tradition.....................     111,352     $ 12.697451   $ 1,413,882      1.10%       2.40%      0.00%
     Top Plus..........................     212,244     $ 13.644341   $ 2,895,928      0.90%       2.60%      0.00%
                                          ---------                   -----------
                                            323,596                   $ 4,309,810
                                          ---------                   -----------
   AGGRESSIVE GROWTH SUBACCOUNT
   2002
     Top Tradition.....................      79,553     $  4.490665   $   357,248      1.10%     -28.70%      0.00%
     Top Plus..........................      70,450     $  5.468849   $   385,278      0.90%     -28.56%      0.00%
                                          ---------                   -----------
                                            150,003                   $   742,526
                                          ---------                   -----------
   2001
     Top Tradition.....................      93,890     $  6.298389   $   591,354      1.10%     -32.56%      1.02%
     Top Plus..........................      86,473     $  7.655137   $   661,959      0.90%     -32.43%      0.99%
                                          ---------                   -----------
                                            180,363                   $ 1,253,313
                                          ---------                   -----------
   2000
     Top Tradition.....................     101,866     $  9.339276   $   951,354      1.10%     -28.13%      0.00%
     Top Plus..........................     101,820     $ 11.328412   $ 1,153,460      0.90%     -27.99%      0.00%
                                          ---------                   -----------
                                            203,686                   $ 2,104,814
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****
                                         ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.:
     (CONTINUED)
   AGGRESSIVE GROWTH SUBACCOUNT
     (CONTINUED)
   1999
     Top Tradition.....................      87,207     $ 12.995269   $ 1,133,282      1.10%       4.61%      0.00%
     Top Plus..........................     108,828     $ 15.731920   $ 1,712,067      0.90%       4.81%      0.00%
                                          ---------                   -----------
                                            196,035                   $ 2,845,349
                                          ---------                   -----------
   1998
     Top Tradition.....................     104,679     $ 12.422862   $ 1,300,407      1.10%       6.67%      0.00%
     Top Plus..........................     111,021     $ 15.009251   $ 1,666,335      0.90%       6.88%      0.00%
                                          ---------                   -----------
                                            215,700                   $ 2,966,742
                                          ---------                   -----------
   SMALL CAP GROWTH SUBACCOUNT
   2002
     Top I.............................         614     $  4.871298   $     2,991      1.10%     -29.90%      0.00%
     Top Tradition.....................     110,406     $  7.214868   $   796,564      1.10%     -29.90%      0.00%
     Top Plus..........................      51,775     $  7.301096   $   378,011      0.90%     -29.76%      0.00%
                                          ---------                   -----------
                                            162,795                   $ 1,177,566
                                          ---------                   -----------
   2001
     Top I.............................         615     $  6.948667   $     4,270      1.10%     -40.16%      0.00%
     Top Tradition.....................     133,771     $ 10.291639   $ 1,376,725      1.10%     -40.16%      0.00%
     Top Plus..........................      66,185     $ 10.393992   $   687,930      0.90%     -40.04%      0.00%
                                          ---------                   -----------
                                            200,571                   $ 2,068,925
                                          ---------                   -----------
   2000
     Top I.............................         615     $ 11.612578   $     7,143      1.10%     -17.77%      0.00%
     Top Tradition.....................     177,009     $ 17.199343   $ 3,044,446      1.10%     -17.77%      0.00%
     Top Plus..........................      80,072     $ 17.335694   $ 1,388,105      0.90%     -17.61%      0.00%
                                          ---------                   -----------
                                            257,696                   $ 4,439,694
                                          ---------                   -----------
   1999
     Top Tradition.....................     139,073     $ 20.917283   $ 2,909,038      1.10%     102.72%      0.00%
     Top Plus..........................      79,742     $ 21.041443   $ 1,677,882      0.90%     103.12%      0.00%
                                          ---------                   -----------
                                            218,815                   $ 4,586,920
                                          ---------                   -----------
   1998
     Top Tradition.....................      97,692     $ 10.318290   $ 1,008,017      1.10%       7.63%      0.00%
     Top Plus..........................      68,986     $ 10.359066   $   714,632      0.90%       7.85%      0.00%
                                          ---------                   -----------
                                            166,678                   $ 1,722,649
                                          ---------                   -----------
   GROWTH & INCOME SUBACCOUNT
   2002
     Top I.............................       1,812     $  7.576987   $    13,732      1.10%     -26.44%      0.00%
     Top Tradition.....................     284,594     $ 13.190461   $ 3,753,927      1.10%     -26.44%      0.00%
     Top Plus..........................     213,781     $ 13.347926   $ 2,853,531      0.90%     -26.29%      0.00%
                                          ---------                   -----------
                                            500,187                   $ 6,621,190
                                          ---------                   -----------
   2001
     Top I.............................       1,699     $ 10.300307   $    17,504      1.10%     -13.79%      1.18%
     Top Tradition.....................     321,519     $ 17.931371   $ 5,765,284      1.10%     -13.79%      1.26%
     Top Plus..........................     256,915     $ 18.109480   $ 4,652,589      0.90%     -13.61%      1.26%
                                          ---------                   -----------
                                            580,133                   $10,435,377
                                          ---------                   -----------
   2000
     Top I.............................       3,577     $ 11.965743   $    42,806      1.10%      -9.43%      0.00%
     Top Tradition.....................     356,052     $ 20.830667   $ 7,416,806      1.10%      -9.43%      0.00%
     Top Plus..........................     278,494     $ 20.995669   $ 5,847,166      0.90%      -9.25%      0.00%
                                          ---------                   -----------
                                            638,123                   $13,306,778
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****
                                         ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.:
     (CONTINUED)
   GROWTH & INCOME SUBACCOUNT
     (CONTINUED)
   1999
     Top I.............................       1,878     $ 13.191296   $    24,772      1.10%      31.91%      0.00%
     Top Tradition.....................     376,028     $ 22.964177   $ 8,635,185      1.10%      60.48%      0.22%
     Top Plus..........................     283,664     $ 23.100411   $ 6,552,765      0.90%      60.80%      0.22%
                                          ---------                   -----------
                                            661,570                   $15,212,722
                                          ---------                   -----------
   1998
     Top Tradition.....................     270,510     $ 14.309421   $ 3,870,837      1.10%       5.92%      1.03%
     Top Plus..........................     223,832     $ 14.365899   $ 3,215,548      0.90%       6.13%      1.02%
                                          ---------                   -----------
                                            494,342                   $ 7,086,385
                                          ---------                   -----------
   S&P 500 INDEX SUBACCOUNT
   2002
     Top I.............................       6,415     $  6.504141   $    41,724      1.10%     -23.47%      1.11%
     Top Tradition.....................     413,646     $ 12.208071   $ 5,049,816      1.10%     -23.47%      1.08%
     Top Plus..........................     286,685     $ 12.353754   $ 3,541,638      0.90%     -23.32%      1.07%
                                          ---------                   -----------
                                            706,746                   $ 8,633,178
                                          ---------                   -----------
   2001
     Top I.............................       6,417     $  8.499003   $    54,537      1.10%     -14.28%      2.05%
     Top Tradition.....................     485,469     $ 15.952375   $ 7,744,380      1.10%     -14.28%      2.02%
     Top Plus..........................     376,373     $ 16.110753   $ 6,063,648      0.90%     -14.11%      2.03%
                                          ---------                   -----------
                                            868,259                   $13,862,565
                                          ---------                   -----------
   2000
     Top I.............................       6,419     $  9.914556   $    63,637      1.10%     -10.63%      3.13%
     Top Tradition.....................     572,518     $ 18.609337   $10,654,178      1.10%     -10.63%      3.06%
     Top Plus..........................     444,223     $ 18.756672   $ 8,332,137      0.90%     -10.45%      3.06%
                                          ---------                   -----------
                                          1,023,160                   $19,049,952
                                          ---------                   -----------
   1999
     Top Tradition.....................     626,757     $ 20.822980   $13,050,951      1.10%      24.26%      2.63%
     Top Plus..........................     508,584     $ 20.946479   $10,653,048      0.90%      24.51%      2.57%
                                          ---------                   -----------
                                          1,135,341                   $23,703,999
                                          ---------                   -----------
   1998
     Top Tradition.....................     342,016     $ 16.757375   $ 5,731,286      1.10%      28.59%      2.86%
     Top Plus..........................     297,409     $ 16.823468   $ 5,003,450      0.90%      28.84%      2.80%
                                          ---------                   -----------
                                            639,425                   $10,734,736
                                          ---------                   -----------
   SOCIAL AWARENESS SUBACCOUNT
   2002
     Top I.............................       1,051     $  5.511170   $     5,791      1.10%     -29.10%      0.00%
     Top Tradition.....................       8,518     $  5.388262   $    45,895      1.10%     -29.10%      0.00%
     Top Plus..........................       6,744     $  5.452617   $    36,778      0.90%     -28.95%      0.00%
                                          ---------                   -----------
                                             16,313                   $    88,464
                                          ---------                   -----------
   2001
     Top I.............................       1,052     $  7.772669   $     8,170      1.10%     -20.66%      0.00%
     Top Tradition.....................      10,595     $  7.599331   $    80,517      1.10%     -20.66%      0.00%
     Top Plus..........................       8,009     $  7.674852   $    61,471      0.90%     -20.50%      0.00%
                                          ---------                   -----------
                                             19,656                   $   150,158
                                          ---------                   -----------
   2000
     Top I.............................       1,052     $  9.796345   $    10,302      1.10%     -13.73%      0.00%
     Top Tradition.....................      12,368     $  9.577874   $   118,463      1.10%     -13.73%      0.00%
     Top Plus..........................      11,546     $  9.653780   $   111,467      0.90%     -13.56%      0.00%
                                          ---------                   -----------
                                             24,966                   $   240,232
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   SOCIAL AWARENESS SUBACCOUNT
     (CONTINUED)
   1999
     Top Tradition.....................      15,892     $ 11.102565   $   176,441      1.10%      16.41%      0.44%
     Top Plus..........................      15,602     $ 11.168486   $   174,256      0.90%      16.64%      0.44%
                                          ---------                   -----------
                                             31,494                   $   350,697
                                          ---------                   -----------
   1998
     Top Tradition.....................      35,228     $  9.537309   $   335,980      1.10%     -23.25%      0.56%
     Top Plus..........................      24,327     $  9.574986   $   232,935      0.90%     -23.10%      0.52%
                                          ---------                   -----------
                                             59,555                   $   568,915
                                          ---------                   -----------
   BLUE CHIP SUBACCOUNT
   2002
     Top I.............................       1,049     $  7.817892   $     8,200      1.10%     -20.31%      0.88%
     Top Tradition.....................      26,185     $  7.817892   $   204,713      1.10%     -20.31%      0.89%
     Top Plus..........................       3,847     $  7.867097   $    30,262      0.90%     -20.15%      1.09%
                                          ---------                   -----------
                                             31,081                   $   243,175
                                          ---------                   -----------
   2001
     Top I.............................       1,049     $  9.810085   $    10,293      1.10%      -5.27%      0.62%
     Top Tradition.....................      27,256     $  9.810085   $   267,386      1.10%      -5.27%      0.64%
     Top Plus..........................         531     $  9.852275   $     5,235      0.90%      -5.08%      0.52%
                                          ---------                   -----------
                                             28,836                   $   282,914
                                          ---------                   -----------
   2000
     Top I.............................       1,050     $ 10.356214   $    10,869      1.10%      -0.02%      0.45%
     Top Tradition.....................      19,912     $ 10.356214   $   206,216      1.10%      -0.02%      0.67%
     Top Plus..........................       1,283     $ 10.380054   $    13,317      0.90%       0.17%      0.55%
                                          ---------                   -----------
                                             22,245                   $   230,402
                                          ---------                   -----------
   EQUITY INCOME SUBACCOUNT
   2002
     Top Tradition.....................      11,999     $  6.447392   $    77,361      1.10%     -21.74%      1.63%
     Top Plus..........................       4,254     $  6.487970   $    27,599      0.90%     -21.58%      1.60%
                                          ---------                   -----------
                                             16,253                   $   104,960
                                          ---------                   -----------
   2001
     Top Tradition.....................       4,026     $  8.238360   $    33,166      1.10%     -12.79%      1.56%
     Top Plus..........................       1,690     $  8.273785   $    13,982      0.90%     -12.61%      1.67%
                                          ---------                   -----------
                                              5,716                   $    47,148
                                          ---------                   -----------
   2000
     Top Tradition.....................       1,375     $  9.446303   $    12,993      1.10%     -13.44%      1.52%
     Top Plus..........................         438     $  9.468049   $     4,147      0.90%     -13.27%      0.33%
                                          ---------                   -----------
                                              1,813                   $    17,140
                                          ---------                   -----------
   1999
     Top Tradition.....................         287     $ 10.913281   $     3,137      1.10%       9.13%      0.19%      11/1/99
   HIGH INCOME SUBACCOUNT
   2002
     Top I.............................         184     $ 10.021930   $     1,841      1.10%      -2.81%      7.55%
     Top Tradition.....................      18,792     $ 10.021930   $   188,331      1.10%      -2.81%     11.57%
     Top Plus..........................       9,715     $ 10.084932   $    97,981      0.90%      -3.02%     10.96%
                                          ---------                   -----------
                                             28,691                   $   288,153
                                          ---------                   -----------
   2001
     Top Tradition.....................       4,375     $  9.747713   $    42,651      1.10%       3.14%     19.62%
     Top Plus..........................       5,544     $  9.789608   $    54,278      0.90%       3.34%     13.83%
                                          ---------                   -----------
                                              9,919                   $    96,929
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   OHIO NATIONAL FUND, INC.:
     (CONTINUED)
   HIGH INCOME SUBACCOUNT (CONTINUED)
   2000
     Top Tradition.....................         473     $  9.451224   $     4,475      1.10%      -8.11%     11.00%
     Top Plus..........................       1,598     $  9.472975   $    15,138      0.90%      -7.93%      6.74%
                                          ---------                   -----------
                                              2,071                   $    19,613
                                          ---------                   -----------
   1999
     Top Tradition.....................       1,233       10.285653   $    12,685      1.10%       2.86%      1.46%      11/1/99
   CAPITAL GROWTH SUBACCOUNT
   2002
     Top Tradition.....................      53,604     $  5.028760   $   269,563      1.10%     -42.69%      0.00%
     Top Plus..........................      16,769     $  5.060464   $    84,859      0.90%     -42.58%      0.00%
                                          ---------                   -----------
                                             70,373                   $   354,422
                                          ---------                   -----------
   2001
     Top Tradition.....................      56,617     $  8.775196   $   496,824      1.10%     -15.54%      0.00%
     Top Plus..........................      17,041     $  8.812997   $   150,183      0.90%     -15.37%      0.00%
                                          ---------                   -----------
                                             73,658                   $   647,007
                                          ---------                   -----------
   2000
     Top Tradition.....................      82,911     $ 10.389701   $   861,418      1.10%     -26.81%      0.00%
     Top Plus..........................      21,462     $ 10.413649   $   223,499      0.90%     -26.67%      0.00%
                                          ---------                   -----------
                                            104,373                   $ 1,084,917
                                          ---------                   -----------
   1999
     Top Tradition.....................      10,147     $ 14.195676   $   144,045      1.10%      41.96%      0.00%      11/1/99
     Top Plus..........................       3,806     $ 14.200260   $    54,046      0.90%      42.00%      0.00%      11/1/99
                                          ---------                   -----------
                                             13,953                   $   198,091
                                          ---------                   -----------
   NASDAQ-100 INDEX SUBACCOUNT
   2002
     Top Tradition.....................      62,682     $  2.495758   $   156,439      1.10%     -38.02%      0.00%
     Top Plus..........................      23,289     $  2.509045   $    58,434      0.90%     -37.89%      0.00%
                                          ---------                   -----------
                                             85,971                   $   214,873
                                          ---------                   -----------
   2001
     Top Tradition.....................      40,975     $  4.026481   $   164,984      1.10%     -33.39%      0.00%
     Top Plus..........................      21,247     $  4.039873   $    85,834      0.90%     -33.26%      0.00%
                                          ---------                   -----------
                                             62,222                   $   250,818
                                          ---------                   -----------
   2000
     Top Tradition.....................      17,683     $  6.044900   $   106,892      1.10%     -39.55%      0.00%       5/1/00
     Top Plus..........................      19,362     $  6.052800   $   117,196      0.90%     -39.47%      0.00%       5/1/00
                                          ---------                   -----------
                                             37,045                   $   224,088
                                          ---------                   -----------
   BRISTOL SUBACCOUNT
   2002
     Top Plus..........................       3,038     $  7.852697   $    23,857      0.90%     -21.47%      0.00%       5/1/02
   BRYTON GROWTH SUBACCOUNT
   2002
     Top Tradition.....................       3,132     $  6.829705   $    21,394      1.10%      31.70%      0.00%       5/1/02
     Top Plus..........................       3,641     $  6.838775   $    24,899      0.90%      31.61%      0.00%       5/1/02
                                          ---------                   -----------
                                              6,773                   $    46,293
                                          ---------                   -----------
   DOW TARGET 10 PORTFOLIOS:
   NOVEMBER SUBACCOUNT
   2002
     Top Tradition.....................       5,683     $  7.926971   $    45,050      1.10%     -13.99%      2.84%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   DOW TARGET 10 PORTFOLIOS:
     (CONTINUED)
   NOVEMBER SUBACCOUNT (CONTINUED)
   2001
     Top Tradition.....................       2,530     $  9.216288   $    23,316      1.10%      -2.42%      0.38%
   1999
     Top Tradition.....................           1     $ 10.093952   $        10      1.10%       0.94%      0.22%      11/1/99
     Top Plus..........................         720     $ 10.097239   $     7,275      0.90%       0.97%      0.32%      11/1/99
                                          ---------                   -----------
                                                721                   $     7,285
                                          ---------                   -----------
   DOW TARGET 5 PORTFOLIOS:
   JANUARY SUBACCOUNT
     2002 Top Tradition................           9     $  9.256458   $        84      1.10%     -13.55%      2.17%
     2001 Top Tradition................         997     $ 10.707627   $    10,674      1.10%      -4.35%      1.89%
     2000 Top Tradition................         997     $ 11.194408   $    11,159      1.10%      11.94%      3.13%       1/3/00
   FEBRUARY SUBACCOUNT
     2002 Top Tradition................         125     $ 10.766311   $     1,340      1.10%      -8.49%      2.56%
     2001 Top Tradition................         189     $ 11.765062   $     2,225      1.10%      -2.52%      2.16%
     2000 Top Tradition................         107     $ 12.069679   $     1,289      1.10%      20.70%      2.24%       2/1/00
   MARCH SUBACCOUNT
     2002 Top Tradition................         324     $ 11.504336   $     3,729      1.10%      -9.91%      4.35%
     2001 Top Tradition................          10     $ 12.769902   $       125      1.10%      -5.63%      1.32%
   APRIL SUBACCOUNT
     2002 Top Tradition................          22     $  9.768484   $       217      1.10%     -10.51%      2.60%
     2001 Top Tradition................         154     $ 10.916013   $     1,679      1.10%     -11.61%      1.95%
     2000 Top Tradition................          27     $ 12.349621   $       337      1.10%      23.50%      1.95%       4/3/00
   MAY SUBACCOUNT
     2002 Top Tradition................          12     $  9.747448   $       121      1.10%     -15.16%      2.85%
     2001 Top Tradition................         110     $ 11.488541   $     1,263      1.10%     -10.25%      1.68%
     2000 Top Tradition................         103     $ 12.799982   $     1,312      1.10%      28.00%      1.94%       5/1/00
   JUNE SUBACCOUNT
     2002 Top Tradition................          13     $  9.228008   $       119      1.10%     -12.65%      2.95%
     2001 Top Tradition................          13     $ 10.563869   $       136      1.10%      -9.40%      1.40%
     2000 Top Tradition................           5     $ 11.660117   $        58      1.10%      16.60%      1.49%       6/1/00
   JULY SUBACCOUNT
     2002 Top Tradition................          13     $  9.720700   $       126      1.10%     -11.76%      2.39%
     2001 Top Tradition................          13     $ 11.016026   $       144      1.10%      -6.33%      1.64%
     2000 Top Tradition................           5     $ 11.760223   $        59      1.10%      17.60%      1.12%       7/3/00
   AUGUST SUBACCOUNT
     2002 Top Tradition................          13     $ 11.617437   $       149      1.10%      -2.20%      1.18%
     2001 Top Tradition................         205     $ 11.879245   $     2,436      1.10%       0.78%      1.92%
     2000 Top Tradition................         103     $ 11.787825   $     1,211      1.10%      17.88%      0.81%       8/1/00
   SEPTEMBER SUBACCOUNT
     2002 Top Tradition................          13     $ 10.028142   $       130      1.10%     -14.77%      2.24%
     2001 Top Tradition................          13     $ 11.766432   $       154      1.10%       1.24%      1.06%
     2000 Top Tradition................           5     $ 11.622611   $        56      1.10%      16.23%      0.80%       9/1/00
   OCTOBER SUBACCOUNT
     2002 Top Tradition................          13     $ 11.819898   $       156      1.10%      -6.92%      2.45%
     2001 Top Tradition................          13     $ 12.698301   $       168      1.10%       2.08%      1.72%
     2000 Top Tradition................           5     $ 12.440161   $        58      1.10%      24.40%      0.36%      10/2/00

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   DOW TARGET 5 PORTFOLIOS: (CONTINUED)
   NOVEMBER SUBACCOUNT
   2002
     Top Tradition.....................       3,567     $  7.231070   $    25,791      1.10%     -16.30%      4.53%
     Top Plus..........................       5,710     $  7.276536   $    41,552      0.90%     -16.13%      4.14%
                                          ---------                   -----------
                                              9,277                   $    67,343
                                          ---------                   -----------
   2001
     Top Tradition.....................         433     $  8.638926   $     3,742      1.10%       1.15%      1.52%
     Top Plus..........................         727     $  8.676037   $     6,306      0.90%       1.35%      1.42%
                                          ---------                   -----------
                                              1,160                   $    10,048
                                          ---------                   -----------
   2000
     Top Tradition.....................         194     $  8.540946   $     1,657      1.10%     -14.25%      2.58%
     Top Plus..........................         727     $  8.560591   $     6,222      0.90%     -14.08%      2.57%
                                          ---------                   -----------
                                                921                   $     7,879
                                          ---------                   -----------
   1999
     Top Tradition.....................          70     $  9.960325   $       702      1.10%      -0.40%      0.42%      11/1/99
     Top Plus..........................         727     $  9.963566   $     7,241      0.90%      -0.36%      0.42%      11/1/99
                                          ---------                   -----------
                                                797                   $     7,943
                                          ---------                   -----------
   DECEMBER SUBACCOUNT
   2002 Top Tradition..................          14     $  8.918335   $       125      1.10%     -18.44%      2.34%
   2001 Top Tradition..................          14     $ 10.934492   $       154      1.10%       3.20%      0.91%
   2000 Top Tradition..................           5     $ 10.595121   $        53      1.10%       5.88%      0.63%

   JANUS ASPEN SERIES -- INSTITUTIONAL
     SHARES:
   GROWTH SUBACCOUNT
   2002
     Top I.............................       1,602     $  5.331366   $     8,538      1.10%     -27.31%      0.00%
     Top Tradition.....................     137,700     $  5.331366   $   734,130      1.10%     -27.31%      0.00%
     Top Plus..........................      59,325     $  5.364950   $   318,277      0.90%     -27.17%      0.00%
                                          ---------                   -----------
                                            198,627                   $ 1,060,945
                                          ---------                   -----------
   2001
     Top I.............................       1,602     $  7.334439   $    11,749      1.10%     -25.56%      0.07%
     Top Tradition.....................     175,696     $  7.334439   $ 1,288,629      1.10%     -25.56%      0.06%
     Top Plus..........................      92,363     $  7.366024   $   680,349      0.90%     -25.41%      0.06%
                                          ---------                   -----------
                                            269,661                   $ 1,980,727
                                          ---------                   -----------
   2000
     Top I.............................       1,602     $  9.852763   $    15,789      1.10%     -15.48%      2.14%
     Top Tradition.....................     215,149     $  9.852763   $ 2,119,812      1.10%     -15.48%      2.57%
     Top Plus..........................     128,603     $  9.875450   $ 1,270,013      0.90%     -15.31%      2.61%
                                          ---------                   -----------
                                            345,354                   $ 3,405,614
                                          ---------                   -----------
   1999
     Top Tradition.....................      70,201     $ 11.657335   $   818,361      1.10%      16.57%      0.15%      11/1/99
     Top Plus..........................      27,443     $ 11.661117   $   320,013      0.90%      16.61%      0.11%      11/1/99
                                          ---------                   -----------
                                             97,644                   $ 1,138,374
                                          ---------                   -----------
   WORLDWIDE GROWTH SUBACCOUNT
   2002
     Top I.............................       2,104     $  6.236113   $    13,120      1.10%     -26.31%      0.87%
     Top Tradition.....................     124,092     $  6.236113   $   773,850      1.10%     -26.31%      0.86%
     Top Plus..........................      68,354     $  6.275358   $   428,949      0.90%     -26.17%      0.82%
                                          ---------                   -----------
                                            194,550                   $ 1,215,919
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   JANUS ASPEN SERIES -- INSTITUTIONAL SHARES:
   (CONTINUED)
   WORLDWIDE GROWTH SUBACCOUNT
     (CONTINUED)
   2001
     Top I.............................       2,674     $  8.463030   $    22,629      1.10%     -23.29%      0.41%
     Top Tradition.....................     153,709     $  8.463030   $ 1,300,841      1.10%     -23.29%      0.46%
     Top Plus..........................      89,086     $  8.499423   $   757,183      0.90%     -23.13%      0.46%
                                          ---------                   -----------
                                            245,469                   $ 2,080,653
                                          ---------                   -----------
   2000
     Top I.............................       6,449     $ 11.031902   $    71,147      1.10%     -16.59%      2.91%
     Top Tradition.....................     185,163     $ 11.031902   $ 2,042,705      1.10%     -16.59%      2.16%
     Top Plus..........................     115,518     $ 11.057279   $ 1,277,319      0.90%     -16.42%      2.21%
                                          ---------                   -----------
                                            307,130                   $ 3,391,171
                                          ---------                   -----------
   1999
     Top Tradition.....................      30,873     $ 13.225533   $   408,318      1.10%      32.26%      0.00%      11/1/99
     Top Plus..........................      28,058     $ 13.229802   $   371,201      0.90%      32.30%      0.00%      11/1/99
                                          ---------                   -----------
                                             58,931                   $   779,519
                                          ---------                   -----------
   BALANCED SUBACCOUNT
   2002
     Top I.............................       7,846     $  9.299613   $    72,964      1.10%      -7.46%      2.42%
     Top Tradition.....................     108,572     $  9.299613   $ 1,009,673      1.10%      -7.46%      2.35%
     Top Plus..........................      69,027     $  9.358103   $   645,967      0.90%      -7.28%      2.31%
                                          ---------                   -----------
                                            185,445                   $ 1,728,604
                                          ---------                   -----------
   2001
     Top I.............................       7,959     $ 10.049646   $    79,989      1.10%      -5.71%      2.62%
     Top Tradition.....................     118,926     $ 10.049646   $ 1,195,169      1.10%      -5.71%      2.56%
     Top Plus..........................      87,320     $ 10.092837   $   881,309      0.90%      -5.52%      2.75%
                                          ---------                   -----------
                                            214,205                   $ 2,156,467
                                          ---------                   -----------
   2000
     Top I.............................       7,965     $ 10.657989   $    84,885      1.10%      -3.33%      5.52%
     Top Tradition.....................     134,438     $ 10.657989   $ 1,432,841      1.10%      -3.33%      6.11%
     Top Plus..........................      63,980     $ 10.682514   $   683,464      0.90%      -3.14%      6.44%
                                          ---------                   -----------
                                            206,383                   $ 2,201,190
                                          ---------                   -----------
   1999
     Top Tradition.....................      47,022     $ 11.025619   $   518,446      1.10%      10.26%      1.77%      11/1/99
     Top Plus..........................       4,391     $ 11.029199   $    48,426      0.90%      10.29%      1.43%      11/1/99
                                          ---------                   -----------
                                             51,413                   $   566,872
                                          ---------                   -----------
   STRONG VARIABLE ANNUITY FUNDS, INC.:
   OPPORTUNITY II SUBACCOUNT
   2002
     Top I.............................         336     $  8.111148   $     2,728      1.10%     -27.62%      0.40%
     Top Tradition.....................      17,403     $  8.111148   $   141,159      1.10%     -27.62%      0.46%
     Top Plus..........................      12,444     $  8.162179   $   101,570      0.90%     -27.47%      0.41%
                                          ---------                   -----------
                                             30,183                   $   245,457
                                          ---------                   -----------
   2001
     Top I.............................         337     $ 11.205725   $     3,772      1.10%      -4.76%      0.36%
     Top Tradition.....................      13,317     $ 11.205725   $   149,231      1.10%      -4.76%      0.36%
     Top Plus..........................      12,170     $ 11.253894   $   136,955      0.90%      -4.57%      0.46%
                                          ---------                   -----------
                                             25,824                   $   289,958
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   STRONG VARIABLE ANNUITY FUNDS, INC.: (CONTINUED)
   OPPORTUNITY II SUBACCOUNT
     (CONTINUED)
   2000
     Top I.............................         337     $ 11.765451   $     3,963      1.10%       5.44%      0.23%
     Top Tradition.....................       7,605     $ 11.765451   $    89,472      1.10%       5.44%      0.33%
     Top Plus..........................       8,911     $ 11.792516   $   105,083      0.90%       5.65%      0.36%
                                          ---------                   -----------
                                             16,853                   $   198,518
                                          ---------                   -----------
   1999
     Top Tradition.....................         493     $ 11.158443   $     5,502      1.10%      11.58%      0.00%      11/1/99

   MULTI CAP VALUE II SUBACCOUNT
   2002
     Top Tradition.....................       3,816     $  8.585353   $    32,766      1.10%     -24.00%      0.40%
     Top Plus..........................      14,619     $  8.639387   $   126,297      0.90%     -23.85%      0.36%
                                          ---------                   -----------
                                             18,435                   $   159,063
                                          ---------                   -----------
   2001
     Top Tradition.....................       5,895     $ 11.296049   $    66,595      1.10%       2.98%      0.00%
     Top Plus..........................      19,922     $ 11.344630   $   226,004      0.90%       3.19%      0.01%
                                          ---------                   -----------
                                             25,817                   $   292,599
                                          ---------                   -----------
   2000
     Top Tradition.....................      14,971     $ 10.968728   $   164,209      1.10%       6.65%      0.54%
     Top Plus..........................       3,506     $ 10.993977   $    38,540      0.90%       6.86%      0.45%
                                          ---------                   -----------
                                             18,477                   $   202,749
                                          ---------                   -----------
   1999
     Top Tradition.....................         559     $ 10.284400   $     5,744      1.10%       2.84%      0.00%      11/1/99

   MID CAP GROWTH II SUBACCOUNT
   2002
     Top Tradition.....................      56,003     $  4.602057   $   257,729      1.10%     -38.23%      0.00%
     Top Plus..........................      25,386     $  4.631070   $   117,563      0.90%     -38.10%      0.00%
                                          ---------                   -----------
                                             81,389                   $   375,292
                                          ---------                   -----------
   2001
     Top Tradition.....................      75,993     $  7.449973   $   566,148      1.10%     -31.53%      0.00%
     Top Plus..........................      43,264     $  7.482075   $   323,706      0.90%     -31.39%      0.00%
                                          ---------                   -----------
                                            119,257                   $   889,854
                                          ---------                   -----------
   2000
     Top Tradition.....................      72,369     $ 10.880657   $   787,424      1.10%     -15.76%      0.00%
     Top Plus..........................      44,498     $ 10.905725   $   485,282      0.90%     -15.60%      0.00%
                                          ---------                   -----------
                                            116,867                   $ 1,272,706
                                          ---------                   -----------
   1999
     Top Tradition.....................       6,551     $ 12.916791   $    84,618      1.10%      29.17%      0.00%      11/1/99
     Top Plus..........................       2,140     $ 12.920972   $    27,653      0.90%      29.21%      0.00%      11/1/99
                                          ---------                   -----------
                                              8,691                   $   112,271
                                          ---------                   -----------
   VAN KAMPEN UNIVERSAL INSTITUTIONAL
     FUNDS:
   US REAL ESTATE SUBACCOUNT
   2002
     Top Tradition.....................       6,240     $ 13.831866   $    86,313      1.10%      -1.87%      3.05%
     Top Plus..........................       1,236     $ 13.918838   $    17,199      0.90%      -1.67%      1.02%
                                          ---------                   -----------
                                              7,476                   $   103,512
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   VAN KAMPEN UNIVERSAL INSTITUTIONAL
     FUNDS: (CONTINUED)
   US REAL ESTATE SUBACCOUNT
     (CONTINUED)
   2001
     Top Tradition.....................       7,767     $ 14.094975   $   109,472      1.10%       8.64%      3.06%
     Top Plus..........................       3,205     $ 14.155556   $    45,366      0.90%       8.86%      4.05%
                                          ---------                   -----------
                                             10,972                   $   154,838
                                          ---------                   -----------
   2000
     Top Tradition.....................      16,383     $ 12.974045   $   212,555      1.10%      27.87%      2.40%
     Top Plus..........................       1,969     $ 13.003900   $    25,606      0.90%      28.12%      0.83%
                                          ---------                   -----------
                                             18,352                   $   238,161
                                          ---------                   -----------
   1999
     Top Tradition.....................       5,754     $ 10.146637   $    58,379      1.10%       1.47%      1.90%      11/1/99

   GOLDMAN SACHS VARIABLE INSURANCE
     TRUST:
   GROWTH & INCOME SUBACCOUNT
   2002
     Top Tradition.....................      11,484     $  7.786048   $    89,410      1.10%     -12.30%      1.63%
     Top Plus..........................       1,629     $  7.835039   $    12,766      0.90%     -12.13%      1.38%
                                          ---------                   -----------
                                             13,113                   $   102,176
                                          ---------                   -----------
   2001
     Top Tradition.....................       9,172     $  8.878447   $    81,437      1.10%     -10.33%      0.50%
     Top Plus..........................       1,902     $  8.916630   $    16,959      0.90%     -10.15%      0.49%
                                          ---------                   -----------
                                             11,074                   $    98,396
                                          ---------                   -----------
   2000
     Top Tradition.....................       7,957     $  9.901207   $    78,784      1.10%      -5.72%      0.61%
     Top Plus..........................       1,195     $  9.923988   $    11,864      0.90%      -5.54%      0.59%
                                          ---------                   -----------
                                              9,152                   $    90,648
                                          ---------                   -----------
   1999
     Top Tradition.....................       1,685     $ 10.502077   $    17,691      1.10%       5.02%      1.14%      11/1/99
     Top Plus..........................         437     $ 10.505494   $     4,589      0.90%       5.05%      0.00%      11/1/99
                                          ---------                   -----------
                                              2,122                   $    22,280
                                          ---------                   -----------
   CORE US EQUITY SUBACCOUNT
   2002
     Top Tradition.....................       8,119     $  6.571707   $    53,357      1.10%     -22.75%      0.63%
     Top Plus..........................       3,330     $  6.613061   $    22,023      0.90%     -22.59%      0.58%
                                          ---------                   -----------
                                             11,449                   $    75,380
                                          ---------                   -----------
   2001
     Top Tradition.....................       5,966     $  8.506573   $    50,754      1.10%     -12.91%      0.35%
     Top Plus..........................       3,278     $  8.543146   $    28,002      0.90%     -12.73%      0.44%
                                          ---------                   -----------
                                              9,244                   $    78,756
                                          ---------                   -----------
   2000
     Top I.............................       2,215     $  9.767104   $    21,637      1.10%     -10.60%      0.58%
     Top Tradition.....................       7,309     $  9.767104   $    71,389      1.10%     -10.60%      0.64%
     Top Plus..........................       3,025     $  9.789574   $    29,613      0.90%     -10.42%      0.65%
                                          ---------                   -----------
                                             12,549                   $   122,639
                                          ---------                   -----------
   1999
     Top I.............................       2,216     $ 10.924941   $    24,206      1.10%       9.25%      0.00%      11/1/99
     Top Tradition.....................       6,222     $ 10.924941   $    67,978      1.10%       9.28%      0.00%      11/1/99
                                          ---------                   -----------
                                              8,438                   $    92,184
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   GOLDMAN SACHS VARIABLE INSURANCE TRUST:
     (CONTINUED)
   CAPITAL GROWTH SUBACCOUNT
   2002
     Top Tradition.....................       3,571     $  6.442916   $    23,008      1.10%     -25.16%      0.15%
     Top Plus..........................         568     $  6.483475   $     3,684      0.90%     -25.01%      0.13%
                                          ---------                   -----------
                                              4,139                   $    26,692
                                          ---------                   -----------
   2001
     Top Tradition.....................       4,081     $  8.608436   $    35,127      1.10%     -15.40%      0.15%
     Top Plus..........................         632     $  8.645455   $     5,461      0.90%     -15.23%      0.16%
                                          ---------                   -----------
                                              4,713                   $    40,588
                                          ---------                   -----------
   2000
     Top Tradition.....................       4,319     $ 10.175293   $    43,952      1.10%      -8.97%      0.13%
     Top Plus..........................         632     $ 10.198702   $     6,442      0.90%      -8.79%      0.12%
                                          ---------                   -----------
                                              4,951                   $    50,394
                                          ---------                   -----------
   LAZARD RETIREMENT SERIES, INC.:
   EMERGING MARKET SUBACCOUNT
   2002
     Top Tradition.....................      12,594     $  8.142509   $   102,545      1.10%      -2.57%      0.51%
     Top Plus..........................       3,752     $  8.193782   $    30,742      0.90%      -2.38%      0.65%
                                          ---------                   -----------
                                             16,346                   $   133,287
                                          ---------                   -----------
   2001
     Top Tradition.....................       6,276     $  8.357476   $    52,449      1.10%      -6.11%      0.33%
     Top Plus..........................       1,418     $  8.393462   $    11,903      0.90%      -5.93%      0.45%
                                          ---------                   -----------
                                              7,694                   $    64,352
                                          ---------                   -----------
   2000
     Top Tradition.....................       3,737     $  8.901738   $    33,270      1.10%     -28.86%      0.22%
     Top Plus..........................       1,575     $  8.922265   $    14,056      0.90%     -28.71%      0.30%
                                          ---------                   -----------
                                              5,312                   $    47,326
                                          ---------                   -----------
   1999
     Top Tradition.....................         186     $ 12.512192   $     2,329      1.10%      25.12%      0.18%      11/1/99
     Top Plus..........................         157     $ 12.516246   $     1,970      0.90%      25.16%      0.18%      11/1/99
                                          ---------                   -----------
                                                343                   $     4,299
                                          ---------                   -----------
   SMALL CAP SUBACCOUNT
   2002
     Top I.............................         178     $ 12.055137   $     2,141      1.10%     -18.57%      0.00%
     Top Tradition.....................      47,501     $ 12.055137   $   572,632      1.10%     -18.57%      0.00%
     Top Plus..........................      18,820     $ 12.130971   $   228,304      0.90%     -18.41%      0.00%
                                          ---------                   -----------
                                             66,499                   $   803,077
                                          ---------                   -----------
   2001
     Top Tradition.....................      34,423     $ 14.804778   $   509,627      1.10%      17.33%      0.10%
     Top Plus..........................      15,301     $ 14.868406   $   227,508      0.90%      17.57%      0.11%
                                          ---------                   -----------
                                             49,724                   $   737,135
                                          ---------                   -----------
   2000
     Top Tradition.....................      11,265     $ 12.617728   $   142,140      1.10%      19.74%      0.34%
     Top Plus..........................       2,010     $ 12.646744   $    25,421      0.90%      19.97%      0.27%
                                          ---------                   -----------
                                             13,275                   $   167,561
                                          ---------                   -----------
   1999
     Top Tradition.....................         698     $ 10.538021   $     7,358      1.10%       5.38%      0.00%      11/1/99

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   PBHG INSURANCE SERIES FUND, INC.:
   TECHNOLOGY & COMMUNICATIONS
     SUBACCOUNT
   2002
     Top Tradition.....................     196,838     $  1.146913   $   225,755      1.10%     -54.49%      0.62%
     Top Plus..........................      22,953     $  1.153023   $    26,466      0.90%     -54.40%      0.69%
                                          ---------                   -----------
                                            219,791                   $   252,221
                                          ---------                   -----------
   2001
     Top Tradition.....................      42,435     $  2.520168   $   106,942      1.10%     -52.84%      0.00%
     Top Plus..........................      30,905     $  2.528557   $    78,145      0.90%     -52.75%      0.00%
                                          ---------                   -----------
                                             73,340                   $   185,087
                                          ---------                   -----------
   2000
     Top Tradition.....................      60,363     $  5.343997   $   322,580      1.10%     -46.56%      1.58%       5/1/00
     Top Plus..........................      26,798     $  5.351043   $   143,399      0.90%     -46.49%      1.00%       5/1/00
                                          ---------                   -----------
                                             87,161                   $   465,979
                                          ---------                   -----------
   FIDELITY VARIABLE INSURANCE PRODUCTS
     FUND SERVICE CL 2:
   VIP MID-CAP SUBACCOUNT
   2002
     Top Tradition.....................      81,151     $  9.484819   $   769,701      1.10%     -11.00%      0.62%
     Top Plus..........................      27,653     $  9.535043   $   263,679      0.90%     -10.83%      0.69%
                                          ---------                   -----------
                                            108,804                   $ 1,033,380
                                          ---------                   -----------
   2001
     Top Tradition.....................      52,867     $ 10.657617   $   563,440      1.10%      -4.57%      0.00%
     Top Plus..........................      16,420     $ 10.692863   $   175,575      0.90%      -4.38%      0.00%
                                          ---------                   -----------
                                             69,287                   $   739,015
                                          ---------                   -----------
   2000
     Top Tradition.....................      21,875     $ 11.168117   $   244,305      1.10%      11.68%      0.61%       5/1/00
     Top Plus..........................       5,968     $ 11.182762   $    66,741      0.90%      11.83%      0.46%       5/1/00
                                          ---------                   -----------
                                             27,843                   $   311,046
                                          ---------                   -----------
   VIP CONTRAFUND SUBACCOUNT
   2002
     Top Tradition.....................      32,449     $  7.155031   $   232,175      1.10%     -10.59%      0.39%
     Top Plus..........................      15,656     $  7.192959   $   112,610      0.90%     -10.41%      0.17%
                                          ---------                   -----------
                                             48,105                   $   344,785
                                          ---------                   -----------
   2001
     Top Tradition.....................      11,459     $  8.002343   $    91,698      1.10%     -13.43%      0.67%
     Top Plus..........................       1,149     $  8.028835   $     9,225      0.90%     -13.25%      0.27%
                                          ---------                   -----------
                                             12,608                   $   100,923
                                          ---------                   -----------
   2000
     Top Tradition.....................       8,703     $  9.243470   $    80,450      1.10%      -7.57%      0.00%       5/1/00
     Top Plus..........................         146     $  9.255605   $     1,351      0.90%      -7.44%      0.00%       5/1/00
                                          ---------                   -----------
                                              8,849                   $    81,801
                                          ---------                   -----------
   VIP GROWTH SUBACCOUNT
   2002
     Top I.............................         304     $  4.744149   $     1,441      1.10%     -31.06%      0.00%
     Top Tradition.....................      50,852     $  4.744149   $   241,252      1.10%     -31.06%      0.14%
     Top Plus..........................      15,658     $  4.769312   $    74,676      0.90%     -30.92%      0.12%
                                          ---------                   -----------
                                             66,814                   $   317,369
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   FIDELITY VARIABLE INSURANCE PRODUCTS
     FUND SERVICE CL 2: (CONTINUED)
   VIP GROWTH SUBACCOUNT (CONTINUED)
   2001
     Top Tradition.....................      44,546     $  6.881110   $   306,524      1.10%     -18.77%      0.06%
     Top Plus..........................      10,268     $  6.903910   $    70,886      0.90%     -18.60%      0.06%
                                          ---------                   -----------
                                             54,814                   $   377,410
                                          ---------                   -----------
   2000
     Top Tradition.....................      23,135     $  8.470720   $   195,973      1.10%     -15.29%      0.00%       5/1/00
     Top Plus..........................       5,604     $  8.481848   $    47,533      0.90%     -15.18%      0.00%       5/1/00
                                          ---------                   -----------
                                             28,739                   $   243,506
                                          ---------                   -----------
   JANUS ASPEN SERIES -- SERVICE
     SHARES:
   GROWTH SUBACCOUNT
   2002
     Top Tradition.....................      33,865     $  4.356366   $   147,527      1.10%     -27.52%      0.00%
     Top Plus..........................      15,087     $  4.379486   $    66,075      0.90%     -27.38%      0.00%
                                          ---------                   -----------
                                             48,952                   $   213,602
                                          ---------                   -----------
   2001
     Top Tradition.....................      43,180     $  6.010424   $   259,531      1.10%     -25.72%      0.00%
     Top Plus..........................      17,149     $  6.030349   $   103,418      0.90%     -25.57%      0.00%
                                          ---------                   -----------
                                             60,329                   $   362,949
                                          ---------                   -----------
   2000
     Top Tradition.....................      24,536     $  8.091770   $   198,541      1.10%     -19.08%      0.65%       5/1/00
     Top Plus..........................      11,968     $  8.102399   $    96,968      0.90%     -18.98%      1.81%       5/1/00
                                          ---------                   -----------
                                             36,504                   $   295,509
                                          ---------                   -----------
   WORLDWIDE GROWTH SUBACCOUNT
   2002
     Top Tradition.....................      19,577     $  4.497548   $    88,050      1.10%     -26.52%      0.61%
     Top Plus..........................      12,865     $  4.521400   $    58,167      0.90%     -26.37%      0.58%
                                          ---------                   -----------
                                             32,442                   $   146,217
                                          ---------                   -----------
   2001
     Top Tradition.....................      18,962     $  6.120494   $   116,057      1.10%     -23.46%      0.27%
     Top Plus..........................      13,618     $  6.140770   $    83,625      0.90%     -23.31%      0.25%
                                          ---------                   -----------
                                             32,580                   $   199,682
                                          ---------                   -----------
   2000
     Top Tradition.....................      16,460     $  7.996944   $   131,629      1.10%     -20.03%      1.14%       5/1/00
     Top Plus..........................      13,512     $  8.007454   $   108,196      0.90%     -19.93%      0.85%       5/1/00
                                          ---------                   -----------
                                             29,972                   $   239,825
                                          ---------                   -----------
   BALANCED SUBACCOUNT
   2002
     Top Tradition.....................      29,285     $  8.455853   $   247,627      1.10%      -7.69%      2.05%
     Top Plus..........................      25,273     $  8.500668   $   214,835      0.90%      -7.51%      2.21%
                                          ---------                   -----------
                                             54,558                   $   462,462
                                          ---------                   -----------
   2001
     Top Tradition.....................      25,268     $  9.160280   $   231,458      1.10%      -5.95%      2.19%
     Top Plus..........................      18,067     $  9.190598   $   166,045      0.90%      -5.76%      1.85%
                                          ---------                   -----------
                                             43,335                   $   397,503
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   JANUS ASPEN SERIES -- SERVICE SHARES: (CONTINUED)
   BALANCED SUBACCOUNT (CONTINUED)
   2000
     Top Tradition.....................       4,258     $  9.739381   $    41,468      1.10%      -2.61%      2.57%       5/1/00
     Top Plus..........................      10,722     $  9.752162   $   104,561      0.90%      -2.48%      3.09%       5/1/00
                                          ---------                   -----------
                                             14,980                   $   146,029
                                          ---------                   -----------
   MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS:
   NEW DISCOVERY SUBACCOUNT
   2002
     Top Tradition.....................         236     $  7.793469   $     1,839      1.10%     -32.54%      0.00%
     Top Plus..........................       1,092     $  7.811473   $     8,531      0.90%     -32.41%      0.00%
                                          ---------                   -----------
                                              1,328                   $    10,370
                                          ---------                   -----------
   2001
     Top Plus..........................         445     $ 11.557175   $     5,149      0.90%      15.57%      0.00%      11/1/01

   INVESTORS GROWTH STOCK SUBACCOUNT
   2002
     Top Tradition.....................         301     $  7.659680   $     2,303      1.10%     -28.50%      0.00%

   MID CAP GROWTH SUBACCOUNT
   2002
     Top Tradition.....................          99     $  6.212309   $       614      1.10%     -44.05%      0.00%
     Top Plus..........................       1,107     $  6.226681   $     6,895      0.90%     -43.94%      0.00%
                                          ---------                   -----------
                                              1,206                   $     7,509
                                          ---------                   -----------
   2001
     Top Tradition.....................       1,195     $ 11.103671   $    13,274      1.10%      11.04%      0.00%      11/1/01
     Top Plus..........................         453     $ 11.107272   $     5,028      0.90%      11.07%      0.00%      11/1/01
                                          ---------                   -----------
                                              1,648                   $    18,302
                                          ---------                   -----------
   TOTAL RETURN SUBACCOUNT
   2002
     Top Tradition.....................      23,163     $  9.604094   $   222,460      1.10%      -6.38%      2.06%
     Top Plus..........................      24,814     $  9.626258   $   238,867      0.90%      -6.20%      0.66%
                                          ---------                   -----------
                                             47,977                   $   461,327
                                          ---------                   -----------
   2001
     Top Tradition.....................         349     $ 10.258711   $     3,583      1.10%       2.59%      0.00%      11/1/01
     Top Plus..........................       2,045     $ 10.262047   $    20,989      0.90%       2.62%      0.00%      11/1/01
                                          ---------                   -----------
                                              2,394                   $    24,572
                                          ---------                   -----------
   JP MORGAN SERIES TRUST II:
   SMALL COMPANY SUBACCOUNT
   2002
     Top Plus..........................       1,016     $  8.686498   $     8,827      0.90%     -22.35%      0.00%

   MID CAP VALUE SUBACCOUNT
   2002
     Top Tradition.....................       5,834     $ 10.929952   $    63,770      1.10%      -0.28%      0.01%
     Top Plus..........................       2,486     $ 10.955173   $    27,234      0.90%      -0.08%      0.03%
                                          ---------                   -----------
                                              8,320                   $    91,004
                                          ---------                   -----------
   PIMCO VARIABLE INSURANCE TRUST:
   REAL RETURN SUBACCOUNT
   2002
     Top Tradition.....................       6,178     $ 10.674607   $    65,949      1.10%       6.83%      1.34%       8/1/02
     Top Plus..........................       5,849     $ 10.683401   $    62,484      0.90%       6.75%      0.84%       8/1/02
                                          ---------                   -----------
                                             12,027                   $   128,433
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   PIMCO VARIABLE INSURANCE TRUST:
     (CONTINUED)
   TOTAL RETURN SUBACCOUNT
   2002
     Top Tradition.....................       3,759     $ 10.431677   $    39,212      1.10%       4.32%      1.26%       8/1/02
     Top Plus..........................         846     $ 10.440268   $     8,836      0.90%       4.40%      1.00%       8/1/02
                                          ---------                   -----------
                                              4,605                   $    48,048
                                          ---------                   -----------
   GLOBAL BOND SUBACCOUNT
   2002
     Top Tradition.....................         213     $ 10.691996   $     2,277      1.10%       6.92%      0.36%       8/1/02
     Top Plus..........................         851     $ 10.700805   $     9,111      0.90%       7.01%      0.87%       8/1/02
                                          ---------                   -----------
                                              1,064                   $    11,388
                                          =========                   ===========

---------------

   * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

  ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the period indicated or from the inception date through the end of the period.

 *** Accumulation units are rounded to the nearest whole number.

**** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3) RISK AND ADMINISTRATIVE EXPENSE

   At the end of each valuation period ONLIC charges an amount equal to 0.25% on an annual basis of the contract value for administrative expenses. Examples of these expenses would include accounting, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

   Although variable annuity payments differ according to the investment performance of the underlying mutual funds within the Account, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts' assets for assuming those risks, based on the contract value at a rate presently ranging from 0.65% to 1.30% for mortality and expense risk on an annual basis.

   Both the administrative expense and the mortality and expense risk fees are assessed against each contract through the daily unit value calculation.

   The expense risk assumed by ONLIC is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contracts may prove insufficient to cover the cost at the terms stated in the contracts.

   The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

(4) CONTRACT CHARGES

   The Company offers deferred variable annuity through the account. The primary distribution for the contracts is through an affiliate; however, other distributors are utilized.

   Combination contracts are annual premium variable annuities. There is no surrender charge.

   Back Load contracts are flexible premium combination annuities. There is a surrender charge equal to 5% of payments in the last eight years on the amount surrendered.

   VIA contracts are variable interest annuities. There is a surrender charge equal to 5% of payments in the last eight years on the amount surrendered.

   Top I contracts are flexible premium variable annuities. There is a surrender charge equal to 5% of payments in the last eight years on the amount surrendered.

   Top Tradition contracts are flexible premium variable annuities. There is a surrender charge equal to 7.75% of payments in the last eight years on the amount surrendered.

   Top Plus contracts are single premium variable annuities. The surrender charge ranges from 6% during the first year to 0% if surrender in the seventh year or later.

   No deduction for a sales charge is made from purchase payments. A contingent deferred sales charge ranging from 0% to 6% may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of accumulation value is made before the annuity payout date.

   A transfer fee is charged for each transfer from one subaccount to another. The fee is charged against the contract owner's equity in the subaccount from which the transfer is effected.

   State premium taxes presently range from 0% to 2 1/2% for these contracts. In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.

   Each year on the contract anniversary (or at the time of surrender of the contract), ONLIC will deduct a contract administration charge of $35 from the accumulation value to reimburse it for the expenses relating to the maintenance of the contract. Total contract charges for the Account amounted to approximately $69,000 and $78,000 during 2002 and 2001, respectively. These contract charges are assessed each contract by liquidating units.

(5) FEDERAL INCOME TAXES

   Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon termination or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares. Accordingly, ONLIC does not provide for income taxes within the Account.

(6) AICPA AUDIT GUIDE UPDATE

   In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The revised version of the Guide was effective for financial statements issued for fiscal years beginning after December 15, 2000. One of the new provisions in the Guide required Separate Accounts presenting financial statements in conformity with accounting principles generally accepted in the United States of America to disclose financial highlights which include expense ratios, total return, and an investment income ratio (see note 2). The adoption of the guide had no financial impact on the Account.

OHIO NATIONAL VARIABLE ACCOUNT B
 INDEPENDENT AUDITORS' REPORT

The Board of Directors of The Ohio National Life Insurance Company and Contract Owners of Ohio National Variable Account B:

We have audited the accompanying statement of assets and contract owners' equity of Ohio National Variable Account B (comprised of the sub-accounts listed in note 2) (collectively, "the Account") as of December 31, 2002, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002, and the results of its operations, changes in contract owners' equity, and the financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 21, 2003

                        OHIO NATIONAL VARIABLE ACCOUNT B


                                    Form N-4





                                     PART C


                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


The following financial statements of the Registrant are included by reference in Part B of this Registration Statement:

         Independent Auditors' Report of KPMG LLP dated February 21,
         2003


         Statements of Assets and Contract Owners' Equity, December 31, 2002



         Statements of Operations for the Periods Ended December 31, 2002



         Statements of Changes in Contract Owners' Equity for the Periods Ended December 31, 2002 and 2001

         Notes to Financial Statements, December 31, 2002

The following consolidated financial statements of the Depositor and its subsidiaries are also included by reference in Part B of this Registration
Statement:

         Independent Auditors' Report of KPMG LLP dated
         January 31, 2003



         Consolidated Balance Sheets, December 31, 2002 and 2001



         Consolidated Statements of Income for the Years Ended December 31, 2002, 2001 and 2000



         Consolidated Statements of Equity for the Years Ended December 31, 2002, 2001 and 2000



         Consolidated Statements of Cash Flows for the Years Ended December 31, 2002, 2001 and 2000



         Notes to Consolidated Financial Statements, December 31, 2002, 2001 and 2000


The following financial information is included in Part A of this Registration
Statement:

         Accumulation Unit Values

Consents of the Following Persons:

         KPMG LLP

Exhibits:

All relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

         (1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant's registration statement on Form S-6 on August 3, 1982 (File no. 2-78653).

         (3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of Form N-4, Post-effective Amendment no. 21 of Ohio National Variable Account A (File no. 2-91213).

         (3) (b) Registered Representative's Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant's Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91214).

         (3)(c) (Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant's registration statement on Form S-6 on May 18, 1984 (File no. 2-91214).

         (3)(d) Variable Contract Distribution Agreements (with compensation schedules) between the Depositor and Ohio National Equities, Inc. were filed as Exhibit (3)(d) of Post-effective Amendment no. 23 of Ohio National Variable Account A registration statement on Form N-4 on April 27, 1998 (File no. 2-91213).

         (4) Combination Annuity Contract, Form 93-VB-1, was filed as Exhibit (4) of the Registrant's Form N-4 on May 6, 1993 (File No. 33-62284).

         (5)(a) Single Purchase Payment Variable Annuity Application, Form V-4891-B, was filed as Exhibit (5)(a) of the Registrant's Form N-4 on April 25, 1996 (File No. 33-62284).

         (6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).
         (6) (b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

         (8) Powers of Attorney by certain Directors of the Depositor were filed as Exhibit (8) of Post-effective Amendment no. 22 of Ohio National Variable Account A registration statement on Form N-4 on March 2, 1998 (File no. 2-91213) and Exhibit
                  (8)(a) of Post-effective Amendment no. 2 of Ohio National Variable Account A registration statement on Form N-4 on March 2, 1999 (File no. 333-43511).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                 Positions and Offices
Business Address                   with Depositor
----------------                   --------------

Trudy K. Backus*                   Vice President, Individual Insurance Services

Thomas A. Barefield*               Senior Vice President, Institutional Sales


Lee E. Bartels*                    Vice President, Underwriting


Howard C. Becker*                  Senior Vice President, Individual Insurance
                                   & Corporate Services

Ronald L. Benedict*                Corporate Vice President, Counsel and
                                   Secretary

Michael A. Boedeker*               Senior Vice President, Investments

Robert A. Bowen*                   Senior Vice President, Information Systems

Roylene M. Broadwell*              Vice President, Sales Compensation


Jack E. Brown                      Director
50 E. Rivercenter Blvd.
Covington, Kentucky 41011

William R. Burleigh                Director
One West Fourth Street
Suite 1100
Cincinnati, Ohio 45202

Victoria B. Buyniski Gluckman      Director
2343 Auburn Avenue
Cincinnati, Ohio 45219

Christopher A. Carlson*            Senior Vice President, Investments

George E. Castrucci                Director
8355 Old Stable Road
Cincinnati, Ohio 45243

Raymond R. Clark                   Director
201 East Fourth Street
Cincinnati, Ohio 45202

Robert W. Conway*                  Vice President, PGA Marketing Eastern
                                   Division

David W. Cook*                     Senior Vice President and Actuary

Ronald J. Dolan*                   Director and Executive Vice President and
                                   Chief Financial Officer

Anthony G. Esposito*               Vice President, Human Resources & Corporate Services


Diane S. Hagenbuch*                Senior Vice President, Corporate Relations & Communications


Michael F. Haverkamp*              Senior Vice President and General Counsel

John W. Hayden                     Director
7000 Midland Boulevard
Batavia, Ohio 45103

John A. Houser III*                Vice President, Claims

Name and Principal                Positions and Offices
Business Address                  with Depositor
----------------                  --------------

William J. McFadden*              Vice President, PGA Marketing Western Division

James I. Miller, II*              Vice President and Actuary

Carolyn M. Nightingale*           Vice President, Marketing Support

Edward P. Nolan*                  Vice President, Stable Asset Management



David B. O'Maley*                 Director, Chairman, President and Chief
                                  Executive Officer

James F. Orr                      Director
201 East Fourth Street
Cincinnati, Ohio 45202


John J. Palmer*                   Director and Vice Chairman



George B. Pearson, Jr.*           Senior Vice President, PGA Marketing


William C. Price*                 Vice President and Counsel



Arthur J. Roberts*                Vice President, Controller & Treasurer

D. Gates Smith*                   Director and Executive Vice President,
                                  Agency & Group

James C. Smith*                   Senior Vice President, Audit


Michael D. Stohler*               Vice President, Mortgages and Real Estate

Barbara A. Turner*                Vice President, Broker Dealer Operations

Dennis C. Twarogowski*            Vice President, Career Marketing

Dr. David S. Williams*            Vice President and Medical Director


*The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)                                     Jurisdiction                % Owned
The Ohio National Life Insurance Company                     Ohio                     100%

OnFlight, Inc.                                               Ohio                     100%
(aviation)

ON Global Holdings, Inc.                                     Delaware                 100%
(holding company, foreign insurance)

Fiduciary Capital Management, Inc.                           Connecticut               51%
(investment adviser)

SMON Holdings, Inc.                                          Delaware                  50%
(insurance holding company)

Suffolk Capital Management LLC                               Delaware                  81%
(investment adviser)

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Ohio National Life Assurance Corporation                     Ohio                     100%

Ohio National Equities, Inc.                                 Ohio                     100%
(securities broker dealer)

Ohio National Investments, Inc.                              Ohio                     100%
(investment adviser)

The O.N. Equity Sales Company                                Ohio                     100%
(securities broker dealer)

Enterprise Park, Inc.                                        Georgia                  100%
(real estate holding company)

Ohio National Fund, Inc.                                     Maryland      (more than) 90%
(registered investment company


Dow Target Variable Fund LLC                                 Ohio                     100%
(registered investment company)


The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

O.N. Investment Management Company                           Ohio                     100%
(investment adviser)

Ohio National Insurance Agency, Inc.                         Indiana                  100%

Ohio National Insurance Agency of Alabama, Inc.              Alabama                  100%

Ohio National Insurance Ageny of Massachusetts, Inc.         Massachusetts            100%

Ohio National Insurance Agency of North Carolina, Inc.       North Carolina           100%

ON Global Holdings, Inc. owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.

SMON Holdings, Inc. owns 100% of the voting securities of National Security Life and Annuity Company, a life insurance company organized under the laws of New York.

ITEM 27.  NUMBER OF CONTRACTOWNERS


As of February 6, 2003, the Registrant's contracts were owned by 5,875 owners.

ITEM 28.  INDEMNIFICATION

The sixth article of the Depositor's Articles of Incorporation, as amended, provides as follows:

         Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and
         (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

         Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law. In addition, Article XII of the Depositor's Code of Regulations states as follows: If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation's request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

ITEM 29.  PRINCIPAL UNDERWRITERS

         The principal underwriter of the Registrant's securities is Ohio National Equities, Inc. ("ONEQ"). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts A and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor's subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust; and ONE Fund, Inc., an open-end investment company of the management type.

The directors and officers of ONEQ are:

      Name                                 Position with ONEQ
      David B. O'Maley                     Chairman and Director
      John J. Palmer                       President and Director
      Thomas A. Barefield                  Senior Vice President
      Trudy K. Backus                      Vice President and Director
      Ronald L. Benedict                   Secretary and Director
      Barbara A. Turner                    Operations Vice President, Treasurer and Compliance Officer
      James I. Miller II                   Vice President and Director

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:


Net Underwriting               Compensation
Discounts and                  on Redemption                  Brokerage
Commissions                    or Annuitization               Commissions            Compensation
-----------                    ----------------               -----------            ------------
$1,670,023                        None                           None                   None



ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)      Journals and other records of original entry:

         The Ohio National Life Insurance Company ("Depositor")
         One Financial Way
         Montgomery, Ohio  45242

        U.S. Bank, N.A. ("Custodian")
        425 Walnut Street
        Cincinnati, Ohio 45202

(2)     General and auxiliary ledgers:

        Depositor and Custodian

(3)     Securities records for portfolio securities:

        Custodian

(4)     Corporate charter, by-laws and minute books:

        Registrant has no such documents.

(5)     Records of brokerage orders:

        Not applicable.

(6)     Records of other portfolio transactions:

        Custodian

(7)     Records of options:

        Not applicable

(8)     Records of trial balances:

        Custodian

(9)     Quarterly records of allocation of brokerage orders and commissions:

        Not applicable

(10)    Records identifying persons or group authorizing portfolio transactions:

        Depositor

(11)    Files of advisory materials:

        Not applicable

(12)    Other records

        Custodian and Depositor

ITEM 3L.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS


Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, the Registrant by its Depositor, The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio National Life Insurance Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account B certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on this 22nd day of April, 2003.



                             OHIO NATIONAL VARIABLE ACCOUNT B
                                       (Registrant)

                             By THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                            (Depositor)


                             By  /s/ John J. Palmer
                               -------------------------------------------
                               John J. Palmer, Vice Chairman


Attest:
       /s/ Ronald L. Benedict
---------------------------------
Ronald L. Benedict
Corporate Vice President, Counsel
and Secretary


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 22nd day of April, 2003.


                             THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                            (Depositor)



                             By /s/ John J. Palmer
                               -----------------------------------------------
                               John J. Palmer, Vice Chairman


Attest:


/s/ Ronald L. Benedict
----------------------
Ronald L. Benedict
Corporate Vice President, Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                    Title                         Date
---------                                    -----                         ----
 /s/David B. O'Maley                        Chairman, President,          April 22, 2003
 ---------------------                      Chief Executive Officer
 David B. O'Maley                           and Director


*/s/Jack E. Brown                           Director                      April 22, 2003
 ---------------------
 Jack E. Brown


*/s/William R. Burleigh                     Director                      April 22, 2003
 ---------------------
 William R. Burleigh


*/s/Victoria B. Buyniski Gluckman           Director                      April 22, 2003
 --------------------------------
 Victoria B. Buyniski Gluckman


 ----------------------                     Director
 George E. Castrucci


*/s/Raymond R. Clark                        Director                      April 22, 2003
 ----------------------
 Raymond R. Clark


 /s/Ronald J. Dolan                         Director                      April 22, 2003
 ----------------------
 Ronald J. Dolan


 ----------------------                     Director
 John W. Hayden

*/s/James F. Orr                            Director                      April 22, 2003
 ----------------------
 James F. Orr


 /s/John J. Palmer                          Director                      April 22, 2003
 ----------------------
 John J. Palmer

 /s/D. Gates Smith                          Director                      April 22, 2003
 ----------------------
 D. Gates Smith




*By /s/ John J. Palmer
-------------------------
   John J. Palmer, Attorney in Fact pursuant to Powers of Attorney, copies of which have previously been filed as exhibits to the Registrant's registration statement.

                         INDEX OF CONSENTS AND EXHIBITS

                                                        Page Number in
Exhibit                                                 Sequential
Number        Description                               Numbering System
------        -----------                               ----------------

              Consent of KPMG LLP


                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of
     The Ohio National Life Insurance Company and
Contract Owners of
     Ohio National Variable Account B:


We consent to use of our reports for Ohio National Variable Account B dated February 21, 2003, and for The Ohio National Life Insurance Company and subsidiaries dated January 31, 2003, included herein and to the reference to our firm under the heading "Independent Certified Public Accountants" in the Statement of Additional Information in post-effective amendment no. 22 to File No. 33-62284.



KPMG LLP
Columbus, Ohio
April 22, 2003